As Filed with the Securities and Exchange Commission on April 29, 2021

Registration File No. 333-52215
811-7337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 34  ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 96  ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRADFORD RODGERS, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☒  On May 1, 2021 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐  On                     pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

PROSPECTUS
May 1, 2021

Premiere II

An Individual Flexible Premium Variable and Fixed Life Insurance Policy

Issued by
Protective Variable Life Separate Account
and
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama 35223
Telephone: (800) 265-1545

This Prospectus describes the Premiere II individual flexible premium variable and fixed life insurance policies (the "Policy") issued by Protective Life Insurance Company (the "Company" or "Protective Life"). The Policy may be issued to individuals or groups. The Policy is designed to provide insurance protection on the life of the Insured named in the Policy.

This Prospectus sets forth basic information about the Policy and the Variable Account that a prospective investor should know before investing. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy. Replacement of existing insurance with the Policy may reduce or otherwise change existing Policy benefits. Additional fees and charges also may apply. Please read this Prospectus and the Statement of Additional Information carefully before you invest.

You have the flexibility to vary the amount and timing of premium payments and your coverage will stay in force as long as sufficient Surrender Value is maintained. The Policy Value and, in certain circumstances, the Death Benefit will fluctuate with the investment performance of the investment options you select. Within certain limits, you may return the Policy during the Cancellation Period.

You have a number of investment choices in this Policy. You may allocate your Policy's value to the Fixed Account, which credits a specified rate of interest (where we bear the investment risk), or among variable investment options (where you have the investment risk) with Funds from:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  Fidelity® Variable Insurance Products Funds
  Franklin Templeton Variable Insurance Products Trust
  Goldman Sachs Variable Insurance Trust
  Legg Mason Partners Variable Equity Trust
  Lord Abbett Series Fund, Inc.
  MFS® Variable Insurance Trust
  MFS® Variable Insurance Trust II
  Morgan Stanley Variable Insurance Fund, Inc.
  PIMCO Variable Insurance Trust
  Royce Capital Fund

A prospectus for each of the Funds available through the Variable Account contains comprehensive information about each Fund. Please read these documents before investing and save them for future reference.

Please note that the Policies and/or the Funds:

  are not guaranteed to provide any benefits;
  are not insured by the FDIC or any other government agency;
  are not bank deposits or other obligations of a bank and are not bank guaranteed; and
  are subject to risks, including loss of the amount invested, tax risks and Policy Lapse.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PRO.PRMII.0521

POLICY BENEFITS/RISKS SUMMARY
    Policy Benefits
    Policy Risks
FEE TABLES
FUND EXPENSES
THE POLICY
PREMIUMS
CALCULATION OF POLICY VALUE
DEATH BENEFIT PROCEEDS
TRANSFERS OF POLICY VALUE
SURRENDERS AND WITHDRAWALS
POLICY LOANS
SUSPENSION OR DELAYS IN PAYMENTS
POLICY LAPSE AND REINSTATEMENT
THE COMPANY AND THE FIXED ACCOUNT
THE VARIABLE ACCOUNT AND THE FUNDS
    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
    Fidelity® Variable Insurance Products
    Franklin Templeton Variable Insurance Products Trust
    Goldman Sachs Variable Insurance Trust
    Legg Mason Partners Variable Equity Trust
    Lord Abbett Series Fund, Inc.
    MFS® Variable Insurance Trust
    MFS® Variable Insurance Trust II
    Morgan Stanley Variable Insurance Fund, Inc.
    PIMCO Variable Insurance Trust
    Royce Capital Fund
CHARGES AND DEDUCTIONS
TAX CONSIDERATIONS
SUPPLEMENTAL RIDERS AND ENDORSEMENTS
EXCHANGE PRIVILEGE
    Effects of the Exchange Offer
USE OF THE POLICY
STATE VARIATIONS
SALE OF THE POLICIES
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
GLOSSARY
STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

POLICY BENEFITS/RISKS SUMMARY

This summary describes the Policy's important benefits and risks. The sections in the Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of this Prospectus defines certain words and phrases used in this Prospectus.

The Policy is an individual flexible premium variable and fixed life insurance policy for individuals and certain groups.

Purposes of the Policy

The Policy is designed to be a long-term investment providing insurance benefits. You should consider the Policy in conjunction with other insurance policies you own, as well as your need for insurance and the Policy's long-term potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement of existing coverage with the Policy should be carefully considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

Policy Benefits

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose the investment options and premiums you pay.

  Investment Options. You may invest in your choice of numerous different investment options, as well as a Fixed Account, within your Policy.
  Premium Payments. You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the Policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

Death Benefit

If the Insured dies while the Policy is in force, we pay a Death Benefit to your Beneficiary. The Death Benefit Proceeds generally pass to the Beneficiary free of federal and state income tax at the death of the Insured. The calculation of the Death Benefit depends on the Death Benefit Option you selected and the federal tax compliance test applicable to the Policy (either Guideline Premium Limitation Test or the Cash Value Accumulation Test).

Under the Guideline Premium Limitation test, you select one of two Death Benefit Options:

Death Benefit Option A (Level) is equal to the greater of:

  The current Face Amount; or
  A specified percentage of the Policy Value as indicated on a table set forth in the Policy.

Death Benefit Option B (Increasing) is equal to the greater of:

  The current Face Amount plus the Policy Value; or
  A specified percentage of the Policy Value as indicated on a table set forth in the Policy.

Under the Cash Value Accumulation test, you select one of two Death Benefit Options:

Death Benefit Option A (Level) is equal to the greater of:

  The current Face Amount; or
  The minimum death benefit described below.

Death Benefit Option B (Increasing) is equal to the greater of:

  The current Face Amount plus Policy Value; or
  The minimum death benefit described below.

The minimum death benefit is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time.

The Death Benefit is reduced by any money you owe us, such as outstanding loans or liens (i.e., payments made under an accelerated death benefit rider or endorsement), interest on loans or liens, or unpaid charges. You may change your Death Benefit Option subject to certain rules. You may increase or decrease the Face Amount on your Policy under certain circumstances.

Cancellation Privilege

For a limited time after you receive your Policy, you have the right to cancel your Policy and receive a refund.

Lapse Protection Provision

If, for each month your Policy has been in force you have made a timely payment of the Minimum Monthly Premium (net of loans and withdrawals) stated on your Policy's specification page, then, regardless of your Surrender Value, your Policy will not Lapse. This provision is effective during the first 15 Policy Years (if the Insured's Issue Age is 0 through 39), during the first 10 Policy Years (if the Insured's Issue Age is 40 through 64), or during the first 5 Policy Years (for Insured's Issue Age 65 and above).

  Lapse Protection Extension Rider. This rider extends the lapse protection period under the Policy. As long as you have made a timely payment of the Minimum Monthly Premium (net of loans and withdrawals), the rider doubles the length of the lapse protection period. Therefore, the Policy will not Lapse while the rider is in force. There is a charge for this rider.

Exchange Privilege

You may exchange an existing life insurance policy for this Policy, subject to certain restrictions. See "Exchange Privilege."

Policy Value Credit

Subject to the conditions described further on in the Prospectus, at the end of the tenth Policy Year and at the end of each Policy Year thereafter, the Company credits additional Policy Value to your Policy. On the tenth and subsequent Policy Anniversaries as of which unloaned Policy Value is at least $50,000 but less than $250,000 ($500,000 for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas), the credit is equal to 0.50% of the unloaned Policy Value. On the tenth and subsequent Policy Anniversaries as of which the unloaned Policy Value is equal to or greater than $250,000 ($500,000 for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas), the credit is equal to 1% of the unloaned Policy Value.

Transfers

Subject to certain restrictions you may transfer Policy Value among the Sub-Accounts and the Fixed Account. The Company has the right to restrict such transfers until after the later of 30 days after the Policy Effective Date or six days after the expiration of the Cancellation Period. The Company also may restrict or refuse to honor frequent transfers, including "market timing" transfers.

  Dollar-Cost Averaging. You may elect to automatically transfer specified dollar amounts on a monthly or quarterly basis (at least $100 monthly or $300 quarterly) subject to the following restriction: no transfers may be made into the Fixed Account. You must have a Policy Value of at least $5,000 in the source Sub-Account or the Fixed Account at the time of election. You must elect this option for periods of at least 6 months, but not more than 48 months.
  Portfolio Rebalancing. You have the option to instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. The percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing, unless you elect otherwise.

Withdrawals

You may take money out of your Policy after the first Policy Year. The minimum withdrawal amount is $500. Withdrawals may have tax consequences.

Loans

After the first Policy Anniversary, you may borrow using your Policy Value as collateral. Generally the minimum amount you may borrow is $500 and the maximum is 90% of your Cash Value. This maximum is reduced by any Policy Debt or liens (including accrued interest) that are outstanding on the date your loan request is received at the Home Office. State variations may apply. As collateral for the loan, we transfer an amount equal to the loan out of the Sub-Accounts and the Fixed Account and into the Loan Account on a pro-rata basis, unless you specify another allocation. Annual interest rates currently charged for standard loans are 5.0% for Policy Years 2 through 10 (6.0% for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas), and 3.0% for Policy Years 11 and thereafter (4.0% for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas). You may repay all or part of your borrowings at any time while the Insured is alive and the Policy is in force. Borrowing may have tax consequences.

Settlement Options

You may choose a variety of ways to receive the proceeds of the Policy. See "Settlement Options" for more information.

Terminal Illness Accelerated Death Benefit Endorsement

This endorsement is available for Policies issued on or after January 3, 2000. The endorsement provides an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. This endorsement is not available in all states.

BenefitGuard Residual Death Benefit Endorsement

This endorsement is generally available for Policies applied for on or after June 1, 2003. Under the provisions of BenefitGuard, if the Policy has been in force for at least 20 years, the Insured has attained the age of 65 and the Policy Debt is at least 99% of the Policy Value, your Policy will not lapse and the Death Benefit will be at least $10,000 as long as all of the terms and conditions of the endorsement are met. BenefitGuard may be subject to state variations and may not be available in all states. See "Riders and Endorsements" for more information.

Optional Coverage

For additional charges, you may add riders to your Policy.

Policy Risks

Investment Risk

If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate shown on your Policy's specification page.

Risk of Lapse

Unless the lapse protection period is in effect, if your Surrender Value (without taking into account any liens on the Policy) on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the lapse protection provision of the Policy or the Lapse Protection Extension Rider will not guarantee that the Policy will remain in force after the termination of the lapse protection period.

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies during the first 10 Policy Years. The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse (terminate without value), because Surrender Charges decrease the Surrender Value.

Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.

A surrender or withdrawal may have tax consequences. See "Tax Considerations."

Tax Risks

Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.

Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% penalty tax.

If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Loan Risks

A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.

Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See "Tax Considerations - Tax Treatment of Loans." Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.

If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

Specialized Uses of the Policy

Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations - Other Considerations."

Fund Risks

A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Funds' prospectuses for more information.

Business Disruption and Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, allow the Policy to Lapse, decrease the Initial Face Amount, transfer Policy Value among the Sub-Accounts and to and from the Fixed Account, and make withdrawals.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	5.0% of each premium payment	5.0% of each premium payment
Contingent Deferred Sales Charge:(1)
Minimum and Maximum Charge	At the time of any surrender, Lapse, or decrease in the Initial Face Amount during the first 10 Policy Years	$3.45 - $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$3.45 - $58.00 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Charge for a 39 year old male in the nontobacco class during the first Policy Year	At the time of any surrender, Lapse, or decrease in the Initial Face Amount during the first 10 Policy Years	$22.25 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$22.25 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Transfer Fee:(2)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	None
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25

(1) The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the tenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(2) Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Funds' fees and expenses.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Cost of Insurance:(1)
For Policies applied for on or after June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas on or after August 15, 2003:
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.06 - $108.93 per $1,000 of net amount at risk	$0.01 - $45.94 per $1,000 of net amount at risk
Charge for a 39 year old male in the nontobacco class during the first Policy Year	On the Policy Effective Date and each Monthly Anniversary Day	$0.18 per $1,000 of net amount at risk	$0.18 per $1,000 of net amount at risk
For Policies applied for before June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas before August 15, 2003:
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.06 - $102.53 per $1,000 of net amount at risk	$0.01 - $39.54 per $1,000 of net amount at risk
Charge for a 41 year old male in the preferred underwriting class during the first Policy Year	On the Policy Effective Date and each Monthly Anniversary Day	$0.21 per $1,000 of net amount at risk	$0.21 per $1,000 of net amount at risk
Mortality and Expense Risk Charge:(2)	On the Policy Effective Date and each Monthly Anniversary Day	0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% such amount	0.075% multiplied by the Variable Account Value for Policy Years 1-10 only which is equivalent to an annual rate of 0.90% such amount; 0% in Policy Years 11 and thereafter
Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$8.00	$8.00
For Policies applied for on or after June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas on or after August 15, 2003:
Administrative Charge:	On the Policy Effective Date and each Monthly Anniversary Day during the first 20 Policy Years	$0.10 per $1,000 of Initial Face Amount	$0.10 per $1,000 of Initial Face Amount
Administrative Charge For Face Amount Increases:
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.39 - $1.74 per $1,000 of any increase in Face Amount	$0.39 - $1.74 per $1,000 of any increase in Face Amount
Charge for a 39 year old male in the nontobacco underwriting class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.79 per $1,000 of any increase in Face Amount	$0.79 per $1,000 of any increase in Face Amount
Net Cost of Loans(3)	On each Policy Anniversary, as applicable(4)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% in Policy Years 11 and thereafter
Optional Supplemental Rider Charges:(5)
Lapse Protection Extension Rider	On the Effective Date and each Monthly Anniversary Day	$0.06 per $1,000 of rider coverage amount	$0.06 per $1,000 of rider coverage amount
Children's Term Life Insurance Rider	On the Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of rider coverage amount	$0.45 per $1,000 of rider coverage amount
Accidental Death Benefit Rider
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 - $0.16 per $1,000 of rider coverage amount	$0.08 - $0.16 per $1,000 of rider coverage amount
Charge for a 32 year old male	On the Effective Date and each Monthly Anniversary Day	$0.08 per $1,000 of rider coverage amount	$0.08 per $1,000 of rider coverage amount
Disability Benefit Rider
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$1.50 - $24.23 per $100 of rider coverage amount	$1.50 - $24.23 per $100 of rider coverage amount
Charge for a 35 year old male	On the Effective Date and each Monthly Anniversary Day	$2.70 per $100 of rider coverage amount	$2.70 per $100 of rider coverage amount
Guaranteed Insurability Rider
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.02 - $0.16 per $1,000 of rider coverage amount	$0.02 - $0.16 per $1,000 of rider coverage amount
Charge for a 40 year old male in the nonsmoker underwriting class	On the Effective Date and each Monthly Anniversary Day	$0.03 per $1,000 of rider coverage amount	$0.03 per $1,000 of rider coverage amount
Protected Insurability Benefit Rider
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 - $0.13 per $1,000 of rider coverage amount	$0.03 - $0.13 per $1,000 of rider coverage amount
Charge for a 26 year old male	On the Effective Date and each Monthly Anniversary Day	$0.09 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount
Flexible Coverage Rider(6)
For Policies applied for on or after June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas on or after August 15, 2003:
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 - $108.93 per $1,000 of rider coverage amount	$0.02 - $45.95 per $1,000 of rider coverage amount
Charge for a 42 year old male in the nontobacco underwriting class during the first Policy Year	On the Effective Date and each Monthly Anniversary Day	$0.22 per $1,000 of rider coverage amount	$0.05 per $1,000 of rider coverage amount
For Policies applied for before June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas before August 15, 2003:
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 - $102.53 per $1,000 of rider coverage amount	$0.02 - $39.55 per $1,000 of rider coverage amount
Charge for a 33 year old male in the preferred underwriting class during the first Policy Year	On the Effective Date and each Monthly Anniversary Day	$0.13 per $1,000 of rider coverage amount	$0.03 per $1,000 of rider coverage amount
Term Rider for Covered Insured(6)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.06 - $38.28 per $1,000 of rider coverage amount	$0.02 - $29.18 per $1,000 of rider coverage amount
Charge for a 31 year old female in the nontobacco underwriting class during the first Policy Year	On the Effective Date and each Monthly Anniversary Day	$0.35 per $1,000 of rider coverage amount	$0.09 per $1,000 of rider coverage amount

(1) Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions".

(2) In Maryland, for Policies applied for on or after August 15, 2003, the monthly mortality and expense risk charge to be deducted is equal to 0.042% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.50% of such amount.

(3) The Net Cost of Loans is the difference between the amount of interest we charge you for a loan and the amount of interest we credit based upon the amount in your Loan Account.

(4) As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.

(5) Charges for most of the riders vary based on individual characteristics such as the Insured's Issue Age, sex and underwriting class, the number of years that the Policy has been in force, and the net amount at risk. Charges based on actual age generally increase as the Insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charges applicable to your Policy, and more detailed information concerning these rider charges is available on request from our Home Office.

(6) This charge has been rounded to the nearest hundredth. Please contact your registered representative for additional information.

FUND EXPENSES

The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the Funds (before waiver or reimbursement) during the fiscal year ended December 31, 2020. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses:

Range of Expenses for the Funds

	Minimum		Maximum
Total Annual Fund Operating Expenses	0.10%	-	1.72%(*)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

For information concerning compensation paid to sales representatives in connection with the sale of the Policies, see "Sale of the Policies."

THE POLICY

Purchasing a Policy

To purchase a Policy, you must submit a completed application and at least the minimum initial premium payment through a licensed representative of Protective Life who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. Protective Life requires satisfactory evidence of the insurability, which may include a medical examination of the Insured. Generally, Protective Life will issue a Policy covering an Insured up to age 80 (or age 75 for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas) if evidence of insurability satisfies Protective Life's underwriting rules. Minimum age requirements may apply. Acceptance of an application depends on Protective Life's underwriting rules, and Protective Life may reject an application for any reason. With your consent, a Policy may be issued on a basis other than that applied for (i.e., on a higher premium class basis due to increased risk factors). A Policy is issued after Protective Life approves the application. Payment of Premium is not a requirement to issue a Policy but your insurance will not take effect until you pay your minimum initial premium. Premium may be collected at the time of Policy delivery.

In certain states a Policy may be available only as a group contract. If you purchase a group contract, we will issue you a certificate that represents your ownership and summarizes the provisions of the group contract. References to "Policy" in this Prospectus include certificates, unless the context requires otherwise.

Insurance coverage under a Policy begins on the Policy Effective Date. Temporary life insurance coverage also may be provided under the terms of a temporary insurance agreement. Under such agreements, the total amount of insurance which may become effective prior to the Policy Effective Date may not exceed $1,000,000 (including the amount of any life insurance and accidental death benefits then in force or applied for with the Company), may be dependent on satisfactory underwriting and other conditions and may not be in effect for more than 60 days. In addition, such agreement may not be issued on proposed Insureds under 15 days of age.

In order to obtain a more favorable Issue Age, Protective Life may permit the Owner to "backdate" a Policy by electing a Policy Effective Date up to six months prior to the date of the original application, subject to state requirements (3 months in Ohio, not allowed in Montana). Charges for the Monthly Deduction for the backdated period are deducted as of the Policy Effective Date and the calculation of the Policy's lapse protection will include the Minimum Monthly Premiums for the backdated period.

The Owner of the Policy may exercise all rights provided under the Policy. The Insured is the Owner, unless a different person is named as Owner in the application. By Written Notice received by Protective Life at the Home Office while the Insured is living, the Owner may name a contingent Owner or a new Owner. If there are joint Owners, all Owners must authorize the exercise of any right under the Policy. Unless the Owner provides otherwise, in the event of one joint Owner's death, ownership passes to any surviving joint Owner(s). Unless a contingent Owner has been named, ownership of the Policy passes to the estate of the last surviving Owner upon his or her death. A change in Owner may have tax consequences.

Fees, charges and benefits available under the Policy may vary depending on the state in which the Policy is issued.

Cancellation Privilege

You may cancel your Policy for a refund during the Cancellation Period by returning it to Protective Life's Home Office or to the sales representative who sold it along with a written cancellation request. The Cancellation Period is determined by the law of the state in which the application is signed and is shown in your Policy. In most states it expires at the latest of

  10 days after you receive your Policy, or
  45 days after you sign your application.

For Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas, the Cancellation Period in certain states also extends to a date that is 10 days after Protective Life mails or delivers a Notice of Right of Withdrawal, if later.

Return of the Policy by mail is effective upon receipt by Protective Life. We will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Protective Life will refund the sum of the difference between premiums paid and amounts allocated to the Fixed Account or the Variable Account,
  Fixed Account Value determined as of the Valuation Day the returned Policy is received, and
  Variable Account Value determined as of the Valuation Day the returned Policy is received.

This amount may be more or less than the aggregate premiums paid. In states where required, Protective Life will refund premiums paid.

Changes in the Policy or Benefits

At any time Protective Life may make such changes in the Policy as are necessary to assure compliance with any applicable laws or with regulations or rulings issued by a government agency. This includes, but is not limited to, changes necessary to comply at all times with the definition of life insurance prescribed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"). Any such changes will apply uniformly to all affected Policies and Owners will receive notification of such changes.

PREMIUMS

Minimum Initial Premium. The minimum initial premium required depends on a number of factors, including the age, sex and rate class of the proposed Insured, the Initial Face Amount requested by the applicant, any supplemental riders requested by the applicant and the planned periodic premiums that the applicant selects. Consult your sales representative for information about the initial premium required for the coverage you desire.

Planned Periodic Premiums. In the application the Owner selects a plan for paying level premiums at specified intervals (i.e., quarterly, semi-annually or annually). At the Owner's election, we will also arrange for payment of planned periodic premiums on a monthly basis (on any day except the 29th, 30th, or 31st of a month) under a pre-authorized payment arrangement. You are not required to pay premiums in accordance with these plans. You can pay more or less than planned or skip a planned periodic premium entirely. See "Policy Lapse and Reinstatement." Subject to the limits described below, you can change the amount and frequency of planned periodic premiums at any time by Written Notice to Protective Life at the Home Office. Additional premiums may be required to maintain the Policy, depending on a number of factors including past premiums paid, investment experience and loans and/or withdrawals on the Policy.

Unless you have arranged to pay planned periodic premiums by pre-authorized payment arrangement or have otherwise requested, you will be sent reminder notices for planned periodic premiums.

Unscheduled Premiums. Subject to the limitations described below, additional unscheduled premiums may be paid in any amount and at any time. By Written Notice to Protective Life at the Home Office, the Owner may specify that all unscheduled premiums are to be applied as repayments of Policy Debt, if any.

Premium Limitations. Premiums may be paid by any method acceptable to Protective Life. If by check, the check must be from an Owner (or the Owner's designee other than a sales representative), payable to Protective Life, and be dated prior to its receipt at the Home Office.

Additional limitations apply to premiums. Premium payments must be at least $150 ($50 if paid monthly by a pre-authorized payment arrangement) and must be remitted to the Home Office. Protective Life also reserves the right to limit the amount and frequency of any premium payment. In addition, at any point in time aggregate premiums paid under a Policy may not exceed limitations for life insurance policies as set forth in the Internal Revenue Code. See "Tax Considerations" and the discussion of Guideline Premium Limitation and Cash Value Accumulation Test under "Death Benefit Proceeds." Protective Life will immediately refund any portion of any premium payment, with interest thereon, that is determined to be in excess of the limits established by law to qualify a Policy as a contract for life insurance. Protective Life will also monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code, if applicable. See "Tax Considerations."

Premium Payments Upon Increase in Face Amount. Depending on the Policy Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium payment may be necessary to keep the Policy in force or a change in the amount of planned periodic premiums may be advisable. You will be notified if a premium payment is necessary or a change is appropriate.

Net Premium Allocations

You must indicate in the application how Net Premiums are to be allocated to the Sub-Accounts and/or to the Fixed Account. These allocation instructions apply to both initial and subsequent Net Premiums. You may change the allocation instructions in effect at any time by Written Notice to Protective Life at the Home Office. Whole percentages must be used. The sum of the allocations to the Sub-Accounts and the Fixed Account must be equal to 100% of any Net Premiums. Protective Life reserves the right to establish (i) a limitation on the number of Sub-Accounts to which Net Premiums may be allocated and/or (ii) a minimum allocation requirement for the Sub-Accounts and the Fixed Account. Currently, the minimum amount that can be allocated to any Sub-Account or the Fixed Account is 3% of any Net Premiums.

For Policies issued in states where, upon cancellation during the Cancellation Period, Protective Life returns at least your premiums, Protective Life reserves the right to allocate your initial Net Premium (and any subsequent Net Premiums paid during the Cancellation Period) to the Invesco V.I. U.S. Government Money Portfolio Sub-Account or the Fixed Account until the expiration of the number of days in the Cancellation Period plus 6 days starting from the date that the Policy is mailed from the Home Office. Thereafter, the Policy Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account or the Fixed Account and all Net Premiums will be allocated according to your allocation instructions then in effect.

If Protective Life receives a premium payment not requiring additional underwriting at the Home Office before 3:00 p.m. Central Time, Protective Life will process the payment as of the Valuation Day it is received. Protective Life processes premium payments received at the Home Office at or after 3:00 p.m. Central Time as of the next Valuation Day. However, premium will not be accepted in connection with an increase in Face Amount until underwriting has been completed. When approved, Net Premium received will be allocated in accordance to your allocation instructions then in effect.

Unless designated by the Owner as a loan repayment, premiums received from Owners (other than planned periodic premiums) are treated as unscheduled premiums.

CALCULATION OF POLICY VALUE

Variable Account Value

The Variable Account Value reflects the investment experience of the Sub-Accounts to which it is allocated, any premiums allocated to the Sub-Accounts, transfers in or out of the Sub-Accounts, any withdrawals of Variable Account Value, any Surrender Charges deducted, and Monthly Deductions. There is no guaranteed minimum Variable Account Value. A Policy's Variable Account Value therefore depends upon a number of factors. The Variable Account Value for a Policy at any time is the sum of the Sub-Account Values for the Policy on the Valuation Day most recently completed.

Determination of Units

For each Sub-Account, the Net Premium(s) or unloaned Policy Value transferred are converted into units. The number of units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the unit for that Sub-Account for the Valuation Day on which the Net Premium(s) or transferred amount is invested in the Sub-Account. Therefore, Net Premiums allocated to or amounts transferred to a Sub-Account under a Policy increase the number of units of that Sub-Account credited to the Policy.

Determination of Unit Value

The unit value at the end of every Valuation Day is the unit value at the end of the previous Valuation Day times the net investment factor, as described below. The Sub-Account Value for a Policy is determined on any day by multiplying the number of units attributable to the Policy in that Sub-Account by the unit value for that Sub-Account on that day.

Net Investment Factor

The net investment factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2), where:

  is the result of:
    the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus a per share charge or credit for any taxes reserved for, which is determined by Protective Life to have resulted from the operations of the Sub-Account.
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

Fixed Account Value

The Fixed Account Value under a Policy at any time is equal to: (1) the Net Premium(s) allocated to the Fixed Account, plus (2) amounts transferred to the Fixed Account, plus (3) interest credited to the Fixed Account, less (4) transfers from the Fixed Account (including any transfer fees deducted), less (5) withdrawals from the Fixed Account (including any withdrawal charges deducted), less (6) Surrender Charges deducted in the event of a decrease in Face Amount, less (7) loans, less (8) Monthly Deductions. See "The Fixed Account," for a discussion of how interest is credited to the Fixed Account.

Policy Value Credit

Subject to the conditions described below, at the end of the tenth Policy Year and at the end of each Policy Year thereafter, the Company credits additional Policy Value to your Policy. The amount of the credit depends on the unloaned Policy Value at the end of the appropriate Policy Year. On the tenth and subsequent Policy Anniversaries as of which unloaned Policy Value is at least $50,000 but less than $250,000 ($500,000 for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas), the credit is equal to 0.50% of the unloaned Policy Value. On the tenth and subsequent Policy Anniversaries as of which the unloaned Policy Value is equal to or greater than $250,000 ($500,000 for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas), the credit is equal to 1% of the unloaned Policy Value. No credit is made on Policy Anniversaries if the unloaned Policy Value at the end of the Policy Year is less than $50,000 or on Policy Anniversaries one through nine. In addition, for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas, the Company only makes the credit on Policy Anniversaries as of which the current annual effective interest rate being credited to Fixed Account Value exceeds the guaranteed annual effective interest rate shown in the Policy. State variations of the Policy Value Credit may apply.

When made, the Company allocates credits to Policy Value among the various Sub-Accounts and the Fixed Account in accordance with the Owner's allocation instructions for Net Premiums. Credits to Policy Value are not subject to the premium expense charge or the Surrender Charge and are not treated as Net Premium for tax purposes.

DEATH BENEFIT PROCEEDS

As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner's estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option. Payment of the Death Benefit Proceeds may have tax consequences. See "Tax Considerations - Tax Treatment of Life Insurance Death Benefit Proceeds."

Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.

Calculation of Death Benefit Proceeds

The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured's death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.

The calculation of the Death Benefit depends on the Death Benefit option selected, as described below, and the federal tax compliance test applicable to the Policy. There are two federal tax compliance tests: (1) the guideline premium limitation/cash value corridor test, and (2) the cash value accumulation test. The Policies have been designed to comply with the guideline premium limitation/cash value corridor test. However, if available at the time you apply for your Policy, you may purchase your Policy with a Cash Value Accumulation Test Endorsement. With this endorsement, the Policy will satisfy the cash value accumulation test. Under certain circumstances, the amount of the Death Benefit may be adjusted. Once the Policy has been issued, the federal tax compliance test may not be changed. Generally the choice of federal tax compliance test will depend on your expected premium payment pattern and future plans for the Policy. You should consult your registered representative for more information before making your determination.

The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option has been selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the general account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.

Policy Value and in some instances the Death Benefit are impacted by investment experience, separate account and Policy charges, and fund expenses. The Death Benefit is also affected by the Death Benefit Option chosen, withdrawals, and decreases in Face Amount and the Death Benefit Proceeds are affected by Policy Debt and liens on the Policy (including accrued interest) and any past due Monthly Deductions (if the Insured died during the grace period).

Death Benefit Options

Death Benefit Options Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test.  If the Policy is not issued with a Cash Value Accumulation Test Endorsement, it will satisfy the guideline premium limitation/cash value corridor test of federal tax law and the Death Benefit is determined as follows:

  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.

The specified percentage under both options is 250% when the Insured has reached an Attained Age of 40 or less by date of death, and decreases each year thereafter to 100% when the Insured has reached an Attained Age of 95 or greater at death. A table showing these percentages for Attained Ages 0 to 95 and examples of Death Benefit calculations for both Death Benefit Options are found in Appendix A.

Under Death Benefit Option A, the Death Benefit remains level at the Face Amount unless the Policy Value multiplied by the specified percentage of Policy Value exceeds that Face Amount, in which event the Death Benefit varies as the Policy Value varies. Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional premiums reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option A. Under Death Benefit Option B, the Death Benefit always varies as the Policy Value varies (although it is never less than the Face Amount). Owners who prefer to have favorable investment performance and additional premiums reflected in increased Death Benefits generally should select Option B.

Death Benefit Options Under Policies with the Cash Value Accumulation Test Endorsement.  If the Policy is issued with a Cash Value Accumulation Test Endorsement, the Death Benefit is determined as follows:

  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) the minimum death benefit described below.
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) the minimum death benefit described below.

The minimum death benefit at any time is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium is determined according to the Cash Value Accumulation Test prescribed under Section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.

For purposes of determining this net single premium, the mortality charges taken into account generally are the maximum mortality charges guaranteed under the Policy. Such charges do not, however, exceed the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of Section 7702. In determining the net single premium, the interest rate taken into account is the greater of an annual effective interest rate of 4 percent or the annual effective credited interest rate or rates guaranteed on issuance of the Policy. For purposes of calculating the Cash Value Accumulation Test, the Policy is deemed to mature on the date the Insured attains age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.

Changing Death Benefit Options

The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, the Owner may change the Death Benefit Option on the Policy subject to the following rules. After any change, the Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory evidence of insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Protective Life reserves the right to decline to change the Death Benefit Option if the change would cause the Policy to fail to qualify as a life insurance contract under the Internal Revenue Code.

When a change from Option A to Option B is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option B to Option A is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.

Changing the Face Amount

On or after the first Policy Anniversary, the Owner may request a change in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Increasing the Face Amount.  Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured's current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See "Premiums Upon Increase in Face Amount." The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy's lapse protection is in effect, the Policy's Minimum Monthly Premium amount will also generally be increased.

An administrative fee will be charged for the first twelve months following an increase in the Face Amount.

As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) as described above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See "Tax Considerations - Other Considerations." Please consult your tax advisor.

Decreasing the Face Amount.  If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See "Tax Considerations - Policies which are MECs."

Protective Life reserves the right to decline a request to decrease the Face Amount if compliance with the Guideline Premium Limitation under current tax law resulting from such a decrease would result in the Policy failing the definition of life insurance, or if to effect the requested decrease, payments to the Owner would have to be made from Policy Value for compliance with the Guideline Premium Limitation, and the amount of such payments would exceed the Surrender Value under the Policy.

The Face Amount after any decrease must be at least $100,000. Protective Life reserves the right to prohibit any decrease in Face Amount (1) for 3 years following an increase in Face Amount and (2) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.

Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. However, if the initial Face Amount is decreased during the first 10 Policy Years, a Surrender Charge will apply. Decreasing the Face Amount also may have tax consequences.

Additional coverage from the Flexible Coverage Rider (FCR)

An Owner may also obtain additional insurance coverage on the Insured by purchasing a FCR at the time the Policy is issued (or later, subject to availability and additional underwriting). Limitations on the amount of such coverage may apply. A FCR increases the Death Benefit under the Policy by the face amount of the FCR. The face amount of the FCR does not vary with the investment experience of the Variable Account. In addition, a FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse). The cost of insurance charge for the FCR is deducted from the Policy Value as part of the Monthly Deduction. See "Monthly Deduction - Cost of Insurance Charge under a FCR." No surrender or premium expense charge is assessed in connection with a FCR.

Neither the Policy's lapse protection provision nor the related lapse protection extension rider extends to coverage under the FCR. Therefore, the FCR will Lapse (i.e., terminate) as of any date when the Policy would have lapsed, but for the effectiveness of the lapse protection provision or the lapse protection provided by the related lapse protection extension rider.

Owners may increase or decrease the face amount of a FCR separately from the Face Amount of a Policy. Likewise, the Face Amount of a Policy may be increased or decreased without affecting the face amount of a FCR. Since no Surrender Charge is assessed in connection with a decrease of FCR face amount, such a decrease may be less expensive than a decrease in Face Amount of the Policy if the Face Amount decrease would be subject to a Surrender Charge. On the other hand, continuing coverage on such an increment of Face Amount may have a cost of insurance charge that is higher than the same increment of face amount under the FCR. Owners should consult their sales representative before deciding whether to decrease the Face Amount of the Policy or the FCR face amount.

Owners should consult their sales representative when deciding whether to purchase a FCR. This rider is not available in New Jersey.

Settlement Options

The Policy offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender or death, other than in a lump sum. These alternative settlement options are summarized in the Statement of Additional Information. Any sales representative authorized to sell this Policy can further explain these settlement options upon request. All of these settlement options (except one) are forms of fixed-benefit annuities, which do not vary with the investment performance of a separate account. Under each of the fixed-benefit settlement options, no surrender or withdrawal may be made once payments have begun.

Escheatment of Death Benefit

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

TRANSFERS OF POLICY VALUE

Upon receipt of Written Notice to Protective Life at the Home Office you may transfer the Fixed Account Value or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions described below. Transfers (including telephone transfers — described below) received at the Home Office before 3:00 p.m. Central Time are processed as of the Valuation Day the request is received. Requests received at or after 3:00 p.m. Central Time are processed as of the next Valuation Day. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See "Suspension or Delay of Payments". The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account(s) or the Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to restrict the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of $2,500 or 25% of the Fixed Account Value. Due to this limitation, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers.The transfer fee, if any, is deducted from the amount being transferred. We have the right to restrict such transfers until the later of thirty days after the Policy Effective Date or six days after the expiration of the Cancellation Period.

Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries or Owners of other variable life insurance policies we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

  Increased brokerage trading and transaction costs;
  Disruption of planned investment strategies;
  Forced and unplanned liquidation and portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy Owners.

In order to try to protect our Policy Owners and the Funds from the potential adverse effects of frequent transfer activity, the Company has implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Policy Owners' beneficiaries and Policy Owners of other variable life policies we issue that invest in the Variable Account.

We monitor transfer activity in the Policies to identify frequent transfer activity in any Policy. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and Portfolio Rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting transfers for that Policy or group of Policies. All transfer requests for the affected Policy or group of Policies must be made by Written Notice in Good Order to the Home Office. We notify the affected Policy Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Policy Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Policy Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each of the Funds for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Policy Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Policy Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Policy Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Reservation of Rights

Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Telephone Transfers

Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

A number of telephonic or electronic services may be available or become available in the future. Telephone and online transfers, and transfers via facsimile, may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.

Dollar-Cost Averaging

If you elect at the time of application or at any time thereafter by Written Notice to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

To elect dollar-cost averaging, Policy Value in the Source Sub-Account or the Fixed Account must be at least $5,000 at the time of election. Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. Automatic transfers for dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.

Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.

Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.

Portfolio Rebalancing

At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.

Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.

SURRENDERS AND WITHDRAWALS

Surrender Privileges

At any time while the Policy is still in force and while the Insured is still living, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the Written Notice in Good Order requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any surrender request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. A Surrender Charge may apply. The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. Payment is generally made within 7 calendar days. A Policy which terminates upon surrender cannot later be reinstated. (See "Tax Considerations.")

Withdrawal Privileges

At any time after the first Policy Year, an Owner, by Written Notice in Good Order received at the Home Office, may make a withdrawal of Surrender Value of not less than $500. Protective Life will withdraw the amount requested, plus a withdrawal charge, from unloaned Policy Value as of the end of the Valuation Period during which the Written Notice in Good Order is received at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time.

Protective Life will process any withdrawal request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day.

The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account. If the Owner does not so specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account and the Fixed Account is based on the proportion that such Sub-Account(s) Value and Fixed Account Value bears to the total unloaned Policy Value on the Valuation Day immediately prior to the Withdrawal. Payment is generally made within seven calendar days.

If Death Benefit Option A is in effect, Protective Life reserves the right to reduce the Face Amount by the withdrawn amount. Protective Life may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective Life's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective Life. If the Face Amount at the time of the withdrawal includes increases from the Initial Face Amount and the withdrawal requires a decrease of Face Amount, the reduction is made first from the most recent increase, then from prior increases, if any, in reverse order of their being made and finally from the Initial Face Amount. Withdrawals may have tax consequences. (See "Tax Considerations.")

POLICY LOANS

You may obtain two types of loans under a Policy, a standard loan and/or a carry-over loan. A carry-over loan is a loan which is transferred from another policy that is exchanged for the Policy under Section 1035 of the Internal Revenue Code. A carry-over loan must be approved by Protective Life and can only be executed at the time of issue. After the first Policy Anniversary and while the Insured is still living, you may borrow from Protective Life under a standard loan using the Policy as the security for the loan. A standard loan is any loan that is not a carry-over loan. Policy loans must be requested by Written Notice received at the Home Office. Generally the minimum loan amount is $500 and the maximum loan amount is 90% of the Policy's Cash Value. This maximum is reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day your loan request is received. State variations may apply. Outstanding Policy Debt and any lien therefore reduces the amount available for new Policy loans. Loan proceeds generally are mailed within seven calendar days of the loan being approved.

Loan Collateral

When a Policy loan is made, an amount equal to the loan is transferred out of the Sub-Accounts and the Fixed Account and into a Loan Account established for the Policy. Like the Fixed Account, a Policy's Loan Account is part of Protective Life's General Account and amounts therein earn interest as credited by Protective Life from time to time. Because Loan Account values are part of Policy Value, a loan will have no immediate effect on the Policy Value. In contrast, Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Sub-Accounts and the Fixed Account from which collateral is transferred to the Loan Account. If no allocation is specified, collateral is transferred from each Sub-Account and from the Fixed Account in the same proportion that the value in each Sub-Account and the Fixed Account bears to the total unloaned Policy Value on the date that the loan is made.

On each Policy Anniversary, an amount of Policy Value equal to any due and unpaid loan interest (explained below), is also transferred to the Loan Account. Such interest is transferred from each Sub-Account and the Fixed Account in the same proportion that each Sub-Account Value and the Fixed Account Value bears to the total unloaned Policy Value.

Loan Repayment

You may repay all or part of your Policy Debt (the amount borrowed plus unpaid interest) at any time while the Insured is living and the Policy is in force. Loan repayments in Good Order must be sent to the Home Office and are credited as of the Valuation Day received. The Owner may specify by Written Notice that any unscheduled premiums paid while a loan is outstanding be applied as loan repayments. (Loan repayments, unlike unscheduled premium payments, are not subject to the premium expense charge.) When a loan repayment is made, Policy Value in the Loan Account in an amount equal to the repayment is transferred from the Loan Account to the Sub-Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Policy Value, but the Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is increased immediately by the amount transferred from the Loan Account. Unless specified otherwise by the Owner(s), amounts are transferred to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated. Protective Life's ability to credit interest on Policy Value in the Loan Account is subject to the Company's financial strength and claims paying ability.

Interest

Protective Life charges interest daily on any outstanding loan at the following effective annual rates:

Loan Interest Rates
Type of Policy	Current Standard Loan Charge	Guaranteed Standard Loan Charge	Current Carry-Over Loan Charge	Guaranteed Carry-Over Loan Charge
Policies Applied for on or after June 1, 2003 in all states except California, Maryland and Texas, and in California, Maryland and Texas on or after August 15, 2003
Policy Years 2-10 (1-10 for Carry-Over Loans)	5.0%	5.0%	4.0%	5.0%
Policy Years 11 and greater	3.0%	3.25%	3.0%	3.25%
Policies Applied for before June 1, 2003 in all states except California, Maryland and Texas, and in California, Maryland and Texas before August 15, 2003
Policy Years 2-10 (1-10 for Carry-Over Loans)	6.0%	6.0%	5.0%	6.0%
Policy Years 11 and greater	4.0%	4.25%	4.0%	4.25%

Interest will accrue daily on any outstanding loan, and is considered part of Policy Debt. Interest is due and payable at the end of each Policy Year. We will notify you of the amount due. If interest is not paid when due, the amount of the interest is added to the principal amount of the loan. If the interest payment is received prior to or on the policy anniversary date it will be applied as of the anniversary date. If the interest payment is received after the anniversary date it will be applied as of the Valuation Day it is received and credited as a partial loan repayment.

The Loan Account is credited with an effective annual interest rate of not less than 3.0% (4.0% for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas). Protective Life determines the rate of interest to be credited to the Loan Account in advance of each calendar year. The rate, once determined, is applied to the calendar year which follows the date of determination. On each Policy Anniversary, the interest earned on the Loan Account since the previous Policy Anniversary is transferred to the Sub-Accounts and to the Fixed Account. The interest is transferred and allocated to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated.

The difference between the rate of interest charged on borrowed money and the rate credited on the Loan Account is the net cost of the loan. The net cost of loans is set forth in the table below.

Net Cost of Loans
Type of Policy	Current Standard Loan	Guaranteed Standard Loan	Current Carry-Over Loan	Guaranteed Carry-Over Loan
Policies Applied for on or after June 1, 2003 in all states except California, Maryland and Texas, and in California, Maryland and Texas on or after August 15, 2003
Policy Years 2-10 (1-10 for Carry-Over Loans)	2.0%	2.0%	1.0%	2.0%
Policy Years 11 and greater	0.0%	0.25%	0.0%	0.25%
Policies Applied for before June 1, 2003 in all states except California, Maryland and Texas, and in California, Maryland and Texas before August 15, 2003
Policy Years 2-10 (1-10 for Carry-Over Loans)	2.0%	2.0%	1.0%	2.0%
Policy Years 11 and greater	0.0%	0.25%	0.0%	0.25%

Non-Payment of Policy Loan

If the Insured dies while a loan is outstanding, the Policy Debt (which includes any accrued but unpaid interest) is deducted from the Death Benefit in calculating the Death Benefit Proceeds.

If the Loan Account Value exceeds the Cash Value less any lien and accrued interest (i.e., the Surrender Value becomes zero) on any Valuation Day, you must pay that excess amount. The Company will send you (or any assignee of record) a notice of the amount you must pay. You must pay this amount within 31 days after the notice is sent, or the Policy will Lapse.

Effect of Policy Loans

A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy Value because the investment results of the Sub-Accounts and current interest rates credited on Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and longer the loan is outstanding, the greater will be the effect of Policy Value held as collateral in the Loan Account. Depending on the investment results of the Sub-Accounts or credited interest rates for the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for Lapse if investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan balance and will increase Policy Debt. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax. In addition, if your Policy is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans.

SUSPENSION OR DELAYS IN PAYMENTS

Protective Life will ordinarily pay any Death Benefit proceeds, Policy loans, withdrawals, or surrenders within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death of the Insured, the amount will be determined as of the Valuation Day of receipt of all required documents in Good Order at the Home Office. However, Protective Life may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect Owners; or (3) your Premium check has not cleared your bank. See "Payments from the Fixed Account."

In certain circumstances, applicable federal law may require Protective Life to "freeze" your account and refuse your request for a transfer, withdrawal, surrender, loan or death proceeds until receipt of instructions from the appropriate regulator. We also may be required to provide information about you and your account to a government regulator.

If, pursuant to SEC rules, the Invesco V.I. U.S. Government Money Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the Fund is liquidated.

POLICY LAPSE AND REINSTATEMENT

Lapse

Failure to pay planned periodic premiums will not necessarily cause a Policy to Lapse. However, paying all planned periodic premiums will not necessarily prevent a Policy from lapsing. Except when the lapse protection provision of the Policy (or the rider that extends the lapse protection provision) is in effect, a Policy will Lapse if its Surrender Value (without taking into account any liens (including accrued interest) on the Policy) is insufficient to cover the Monthly Deduction on the Monthly Anniversary Day. Absent any lapse protection, if the Surrender Value on any Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Surrender Value or the Surrender Value has decreased because you have not paid sufficient Net Premiums to offset prior Monthly Deductions.

In the event of a Policy default, you have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions. Protective Life will send you, at your last known address and the last known address of any assignee of record, notice of the premium required to prevent Lapse. A Policy will remain in effect during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds payable to the beneficiary will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death as well as any unpaid Policy Debt or liens (including accrued interest). (See "Death Benefit Proceeds".) Unless the premium stated in the notice is paid before the grace period ends, the Policy will Lapse. A Policy Lapse may have tax consequences. (See "Tax Considerations.")

Lapse Protection.  In return for paying the Minimum Monthly Premium specified in the Policy or an amount equivalent thereto by the Monthly Anniversary Day, Protective Life guarantees that a Policy will remain in force. This provision remains in effect during the first 15 Policy Years (if the Insured's Issue Age is 0 through 39), during the first 10 Policy Years (if the Insured's Issue Age is 40 through 64), or during the first 5 Policy Years (for Insured's Issue Age 65 and above) regardless of the Surrender Value, if, for each month that the Policy has been in force since the Policy Effective Date, the total premiums paid net of any withdrawals and Policy Debt, is greater than or equal to the Minimum Monthly Premium (shown in the Policy) multiplied by the number of complete policy months since the Policy Effective Date, including the current policy month. The Minimum Monthly Premium is calculated for each Policy based on the age, sex and rate class of the Insured, the requested Face Amount and any supplemental riders. The Policy's lapse protection does not extend to coverage under the Flexible Coverage Rider (FCR).

We will not notify you in the event the Policy's lapse protection is no longer in effect.

If you increase your Policy's Face Amount or change the Death Benefit Option while the Policy's lapse protection is in effect, Protective Life will not extend the lapse protection period. The lapse protection period is based on the Policy Effective Date. However, upon an increase in Face Amount, Protective Life will recalculate the Minimum Monthly Premium (which will generally increase). Any other change in benefits provided under this Policy or its riders which is made after the Policy Effective Date and during the period of the Policy's lapse protection also may result in a change to the Minimum Monthly Premium. Protective Life will notify you of any increase in the Minimum Monthly Premium and will amend your Policy to reflect the change.

Payment of the Minimum Monthly Premium may not be sufficient to keep the Policy in force beyond the Lapse Protection Period.

Lapse Protection Extension Rider.  For an additional charge, an Owner may purchase an optional rider that doubles the length of the lapse protection period under the lapse protection provision of the Policy. As with the lapse protection provision of the Policy, lapse protection under the Lapse Protection Extension Rider remains in effect as long as the Owner timely pays the Minimum Monthly Premium (net of withdrawals and Policy Debt). The Policy will not Lapse while the Lapse Protection Extension Rider is in force. The Lapse Protection Extension Rider will terminate 30 days after the first Monthly Anniversary Day on which the premium payment requirements have not been met and the Policy's Surrender Value is not sufficient to cover the Monthly Deduction. Therefore, Policy loans, withdrawals and delays in the payment of Minimum Monthly Premiums may cause the Lapse Protection Extension Rider to terminate unless additional premium payments are made. In the event that the Rider premium payment requirements have not been met as of a Monthly Anniversary Day and the Policy's Surrender Value on that day is not sufficient to cover the Monthly Deduction, the Owner may prevent termination of the Rider by the payment of "catch-up" premiums plus interest. Protective will notify the Owner of the amount necessary to maintain the Lapse Protection Extension Rider prior to the expiration of the 30 days. If this amount is not received prior to the termination date specified in such notice, the Rider will terminate and may not be reinstated. Please see the Lapse Protection Extension Rider for more information.

In the event the Lapse Protection Extension Rider terminates, the Policy may continue in force under the Policy's lapse protection provision, if applicable, or as long as there is sufficient Surrender Value to cover the Monthly Deduction when due.

Reinstatement

An Owner may reinstate a Policy within 5 years of its Lapse provided that: (1) a request for reinstatement is made by Written Notice received by Protective Life at the Home Office, (2) the Insured is still living, (3) the Owner pays Net Premiums equal to (a) all Monthly Deductions that were due but unpaid during the grace period, and (b) which are at least sufficient to keep the reinstated Policy in force for three months, (4) the Insured provides Protective Life with satisfactory evidence of insurability, (5) the Owner repays or reinstates any Policy Debt and/or lien (including accrued interest) which existed at the end of the grace period; and (6) the Policy has not been surrendered. If these requirements for reinstatement are met, Protective Life does not charge any reinstatement fee. The "Approval Date" of a reinstated Policy is the date that Protective Life approves the Owner's request for reinstatement and requirements 1-6 above have been met.

THE COMPANY AND THE FIXED ACCOUNT

Protective Life Insurance Company

The Policies are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life's address is P.O. Box 10648, Birmingham, Alabama 35202-0648. Protective Life markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities and extended service contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2020, Protective Life had total assets of approximately $126.5 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), a U.S. insurance holding company and a wholly-owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi”). Dai-ichi is a top 20 global life insurance company. Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2020, PLC had total assets of approximately $126.9 billion.

The Fixed Account

The Fixed Account consists of assets owned by Protective Life with respect to the Policies, other than those in the Variable Account. Subject to applicable law, Protective Life has sole discretion over the investment of the assets of the Fixed Account. The Loan Account is part of the Fixed Account. Guarantees of Net Premiums allocated to the Fixed Account, and interest credited thereto, are backed by Protective Life. The Fixed Account Value is calculated daily.

You generally may allocate some or all of your Net Premium and may transfer some or all of your Policy Value to the Fixed Account. However, there are limitations on transfers involving the Fixed Account. Due to these limitations, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. See "Transfers of Policy Value."

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts. The disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Interest Credited on Fixed Account Value.  Protective Life guarantees that the interest credited during the first Policy Year to the initial Net Premiums allocated to the Fixed Account will not be less than the initial annual effective interest rate shown in the Policy. The interest rate credited to subsequent Net Premiums allocated to or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date that the Net Premium(s) is received by Protective Life or the date that the transfer is made. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date that the Net Premium(s) is allocated or the date that the transfer is made.

After an interest rate guarantee expires as to a Net Premium or amount transferred (i.e., 12 months after the Net Premium or transfer is placed in the Fixed Account), Protective Life will credit interest on the Fixed Account Value attributable to such Net Premium or transferred amount at the current interest rate in effect. New current interest rates are effective for such Fixed Account Value for 12 months from the time that they are first applied. Protective Life, in its sole discretion, may declare a new current interest rate from time to time. Protective Life will credit annual effective interest rates of not less than 3.00% (4.00% for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas). For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Fixed Account are accounted for on a "first-in-first-out" (FIFO) basis.

Payments from the Fixed Account.  Payments from the Fixed Account for a withdrawal, surrender or loan request may be deferred for up to six months from the date Protective Life receives the written request. If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% per year (4.00% for Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas) (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred.

Our General Account

The Fixed Account is part of our General Account. Unlike premiums and Policy Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account.

The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account, plus any guarantees under the Policy that exceed your Policy Value (such as those that may be associated with the Death Benefit), are paid from our General Account, any amounts that we may pay under the Policy in excess of Variable Account Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Policy when purchasing a Policy and making investment decisions.

We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to accounting principles generally accepted in the United States of America (“GAAP”). Our audited GAAP financial statements are incorporated by reference in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this Prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

THE VARIABLE ACCOUNT AND THE FUNDS

Protective Variable Life Separate Account

Protective Variable Life Separate Account is a separate investment account of Protective Life established under Tennessee law by the board of directors of Protective Life on February 22, 1995. The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act and is a "separate account" within the meaning of the federal securities laws.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's General Account. You assume all of the investment risk for premiums and Policy Value allocated to the Sub-Accounts. Your Policy Value in the Sub-Accounts is part of the assets of the Variable Account. Assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that Protective Life conducts. Protective Life may transfer to its General Account any assets of the Variable Account which exceed the reserves and other contract liabilities of the Variable Account (which are always at least equal to the aggregate Variable Account Values under the Policies). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the reserves and other contract liabilities related to the Policies. Protective Life is obligated to pay all benefits provided under the Policies.

The Variable Account is divided into Sub-Accounts. The income, gains or losses, whether or not realized, from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to any other income, gains or losses of Protective Life. Each Sub-Account invests exclusively in shares of a corresponding Fund. Therefore, the investment experience of your Policy depends on the experience of the Sub-Accounts you select. In the future, the Variable Account may include other Sub-Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus.

The Funds

Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies:

Fund	Fund Manager/ Investment Adviser	Subadvisors
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Fidelity Variable Insurance Products	Fidelity Management & Research Company	FMR Co., Inc. Strategic Advisors, Inc. Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund	Franklin Advisory Services, LLC
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management L.P.
Invesco V.I. Balanced Risk Allocation Fund	Invesco Advisers, Inc.	Invesco Asset Management Deutschland GmbH
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC
MFS Variable Insurance Trust	MFS Investment Management
MFS Variable Insurance Trust II (the "MFS II Funds")	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company, LLC.	Research Affiliates, LLC
Royce Capital Fund	Royce & Associates, LLC
Templeton Foreign VIP Fund	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund	Templeton Global Advisors Limited

Shares of these Funds are offered only to:

  the Variable Account;
  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
  certain qualified retirement plans.

For a discussion of the potential conflicts of interest that may arise as a result of the sale of Fund shares to separate accounts that support variable annuity contracts, variable life insurance policies and certain qualified pension and retirement plans as well as the sale of Fund shares to the separate accounts of insurance companies that are not affiliated with Protective Life, see the prospectuses for the Funds. Fund shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund, Series I Shares

This Fund seeks capital growth.

Invesco V.I. American Value Fund, Series II Shares

This Fund seeks long-term capital appreciation.

Invesco V.I. Balanced Risk Allocation Fund, Series II Shares(1)

The Fund seeks total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Capital Appreciation Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

This Fund seeks capital appreciation.

Invesco V.I. Comstock Fund, Series I Shares

This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

This Fund seeks capital growth.

Invesco V.I. Equity and Income Fund, Series II Shares

This Fund seeks both capital appreciation and current income.

Invesco V.I. Global Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Fund)

This Fund seeks capital appreciation.

Invesco V.I. Global Strategic Income Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

This Fund seeks total return.

Invesco V.I. U.S. Government Money Portfolio (formerly Invesco Oppenheimer V.I. Government Money Fund)

This Fund seeks income consistent with stability of principal.

You could lose money by investing in the Invesco V.I. U.S. Government Money Portfolio. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

Invesco V.I. Government Securities Fund, Series II Shares

The Fund seeks total return, comprised of current income and capital appreciation.

Invesco V.I. Growth and Income Fund, Series I Shares

This Fund seeks long-term growth of capital and income.

Invesco V.I. International Growth Fund, Series II Shares

This Fund seeks long-term growth of capital.

Invesco V.I. Main Street Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Fund)

This Fund seeks capital appreciation.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2015 Portfolio, Service Class

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2020 Portfolio, Service Class

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

VIP Investment Grade Bond Portfolio, Service Class

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio, Service Class

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Income VIP Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Franklin Mutual Shares VIP Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Franklin Rising Dividends VIP Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

Franklin Small Cap Value VIP Fund, Class 2

This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

Franklin U.S. Government Securities VIP Fund, Class 2

This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

Templeton Foreign VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond VIP Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in debt securities of any maturity.

Templeton Growth VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Goldman Sachs Variable Insurance Trust

Each Sub-Account investing in the Institutional Class of a Goldman Sachs Fund is only available to Policies issued before May 1, 2008.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

International Equity Insights Fund, Service Class

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Mid Cap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Small Cap Equity Insights Fund, Service Class

This Fund seeks long-term growth of capital.

Strategic Growth Fund, Service Class

This Fund seeks long-term growth of capital.

U.S. Equity Insights Fund, Service Class

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Portfolio, Class II

This Fund seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Portfolio, Class II

This Fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio, Value Class

The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return.

Dividend Growth Portfolio, Value Class

The Fund seeks current income and capital appreciation.

Fundamental Equity Portfolio, Value Class

The Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

Growth and Income Portfolio, Value Class

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio, Value Class

The Fund seeks capital appreciation.

Mid-Cap Stock Portfolio, Value Class

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust

MFS® Growth Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Investors Trust Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® New Discovery Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Research Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Total Return Bond Series, Service Class Shares

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

MFS® Total Return Series, Initial Class Shares

This Fund seeks total return.

MFS® Utilities Series, Initial Class Shares

This Fund seeks total return.

MFS® Value Series, Service Class Shares

This Fund seeks capital appreciation.

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class Shares

This Fund seeks capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc.

VIF Global Real Estate Portfolio, Class II

Seeks current income and capital appreciation.

PIMCO Variable Insurance Trust

Long-Term US Government Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Low Duration Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Real Return Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Short-Term Portfolio, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Total Return Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital.

(1) Not available for the allocation of Purchase Payments or transfer of Policy Value effective May 1, 2012.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial professional. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Net Premiums or transfers among the Sub-Accounts.

Selection of Funds

We select the Funds offered through the Policies based on several criteria, including the following:

  asset class coverage;
  the strength of the investment adviser's (or sub-adviser's) reputation and tenure;
  brand recognition;
  performance;
  the capability and qualification of each investment firm; and
  whether our distributors are likely to recommend the Funds to Policy Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive With Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Policies. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Policy Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant Policy Owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Policy.

Each Model Portfolio invests different percentages of Policy Value in some or all of the Sub-Accounts under your Policy, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective Life, Milliman Financial Risk Management LLC ("Milliman"), a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, provides consulting services to Protective Life regarding the composition and review of the Model Portfolios and is compensated by Protective Life for doing so. There is no investment advisory relationship between Milliman and Owners with respect to the Model Portfolios. In the future, Protective Life may modify or discontinue its arrangement with Milliman, in which case Protective Life may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models. Protective Life does not provide investment advisory services in making the Model Portfolios or any other service or feature available under the Policy.

The available Model Portfolios may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will provide written notice if the composition of a model portfolio changes, if there is a material change in our arrangement with Milliman, or if we cease offering asset allocation models altogether. We will not change your existing Policy Value or premium allocation or percentages in response to these changes, however, if you desire to change your Policy Value or premium allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing to the Home Office.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

  Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
  Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
  Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
  Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

Other Information About the Funds

Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and (4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Policies; and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees.  We receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance policies issued or administered by us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to us:
Fidelity Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
Morgan Stanley Variable Insurance Funds, Inc.	0.25%
PIMCO Variable Insurance Trust	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%

Payments From Advisers and/or Distributors.  We (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Funds other than 12b-1 fees. These payments are not paid out of Fund assets These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. See the Funds' prospectuses for more information. The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance policies issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.00% to 0.50% of Fund assets attributable to our variable insurance policies. The amount of the payments may be significant.

Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Policies ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Policies, see "Distribution of the Policies."

Addition, Deletion, or Substitution of Investments

Protective Life may make additions to, deletions from, or substitutions for the shares that are held in or purchased by the Variable Account. If the shares of a Fund are no longer available for investment or further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares of that Fund and substitute shares of another Fund. Substituted Funds may have higher fees and expenses or may be available only to certain classes of purchasers. Protective Life will not substitute any shares without notice and any necessary approval of the SEC and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, which would each invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) or may be closed to certain classes of purchasers. Protective Life may prohibit the allocation of Net Premium and transfer of Policy Value to a Sub-Account.

If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Policy to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s), the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts, or its assets may be transferred to other Protective Life separate accounts, subject to any required Owner and/or regulatory approval. Protective Life may make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

Voting Fund Shares

Protective Life is the legal owner of Fund shares held by the Sub-Accounts and has the right to vote on all matters submitted to shareholders of the Funds. However, in accordance with applicable law, Protective Life will vote shares held in the Sub-Accounts at meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Sub-Accounts. Should Protective Life determine that it is permitted to vote such shares in its own right, it may elect to do so.

Protective Life will send or make available to Owners voting instruction forms and other voting materials (such as Fund proxy statements, reports and other proxy materials) prior to shareholders meetings. The number of votes as to which an Owner may give instructions is calculated separately for each Sub-Account and may include fractional votes.

An Owner holds a voting interest in each Sub-Account to which Variable Policy Value is allocated under his or her Policy. Owners only have voting interests while the Insured is alive. The number of votes for which an Owner may give instructions is based on the Owner's percentage interest of a Sub-Account determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of that Fund.

It is important that each Owner provide voting instructions to Protective Life because Shares as to which no timely instructions are received and shares held directly by Protective Life are voted by Protective Life in proportion to the voting instructions that are received with respect to all Policies participating in a Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item are applied to reduce the votes eligible to be cast on that item.

Protective Life may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove the investment management agreement or an investment advisory agreement. In addition, Protective Life may under certain circumstances disregard voting instructions that would require changes in the investment management agreement, investment manager, an investment advisory agreement or an investment adviser of one or more of the Funds, provided that Protective Life reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Protective Life ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report.

CHARGES AND DEDUCTIONS

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.

Premium Expense Charge

We deduct a premium expense charge from each premium you pay. The premium expense charge compensates us for certain sales and premium tax expenses associated with the Policies and the Variable Account. The premium expense charge is equal to 5% of each premium payment you make.

Monthly Deduction

Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your Policy. This amount is called the Monthly Deduction and equals the sum of:

  the cost of insurance charges;
  the monthly administration fees and charges;
  the mortality and expense risk charge;
  the sales charge (for Policies applied for on or after June 1, 2003 in most states and on or after August 15, 2003 in California, Maryland and Texas); and
  any charges for supplemental riders.

If you do not select the Sub-Account(s) from which the Monthly Deduction is deducted, the Monthly Deduction, except for the mortality and expense risk charge, will be deducted from the Sub-Accounts and the Fixed Account pro-rata on the basis of the relative Policy Value. The mortality and expense risk charge will reduce only the Sub-Account Value.

The Owner may select the Sub-Accounts from which you want us to deduct the Monthly Deduction, other than the mortality and expense risk charge. However, if as of the date the Monthly Deduction is to be deducted, the value in any of the selected Sub-Accounts is less than the charge to be deducted from that Sub-Account, Protective Life will instead deduct the Monthly Deduction on a pro-rata basis from each Sub-Account and the Fixed Account under the Policy based on the unloaned Policy Value attributable to each Sub-Account and the Fixed Account. Protective Life deducts the mortality and expense risk charge prior to the deduction of the other charges that comprise the Monthly Deduction.

Cost of Insurance Charge.  This charge compensates Protective Life for the expense of underwriting the Death Benefit. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

The cost of insurance is equal to:

  the cost of insurance rate, multiplied by
  the Net Amount at Risk under the Policy for that Monthly Anniversary Day.

The Net Amount at Risk is equal to:

  the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option A (Level Death Benefit); or
  the Death Benefit minus the Policy Value, discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option B (increasing Death Benefit).

Anything that decreases Policy Value, such as negative investment experience or withdrawals, will increase the Net Amount at Risk and result in higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit Option chosen, withdrawals, and increases or decreases in Face Amount.

The cost of insurance charge for each increment of Face Amount is calculated separately to the extent a different cost of insurance rate applies. Because the Net Amount at Risk for Death Benefit Option A is equal to the Death Benefit less Policy Value, the entire Policy Value is applied first to offset the Death Benefit derived from the Initial Face Amount. Only if the Policy Value exceeds the Initial Face Amount is the excess applied to offset the portion of the Death Benefit derived from increases in Face Amount in the order of the increases. If there is a decrease in Face Amount after an increase, the decrease is applied first to decrease any prior increases in Face Amount, starting with the most recent increase.

Cost of Insurance Rates.  The cost of insurance rate for a Policy is based on and varies with the Issue Age, sex and rate class of the Insured and on the number of years that a Policy has been in force. For Policies applied for before June 1, 2003 in most states and before August 15, 2003 in California, Maryland and Texas, Insureds were placed in the following rate classes based on underwriting: Preferred (ages 18-75), or Nonsmoker (ages 0-75), or Tobacco (ages 15-75) or Smoker (ages 15-75), and substandard rate classes, which involve a higher mortality risk than these classes. For Policies applied for on or after June 1, 2003 in most states and on or after August 15, 2003 in California, Maryland and Texas, Protective Life places Insureds in the following rate classes, based on underwriting: Preferred (ages 18-80) or Nontobacco (ages 0-80), or Preferred Tobacco (ages 18-80) or Tobacco (ages 15-80), and substandard rate classes, which involve a higher mortality risk than these classes. Protective Life guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of, or additions to, the 1980 CSO Tables. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience.

Protective Life's current cost of insurance rates may be less than the guaranteed rates that are set forth in the Policy. Current cost of insurance rates will be determined based on Protective Life's expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker standard class are generally lower than guaranteed rates for an Insured of the same age and sex in a smoker standard class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.

Protective Life will also determine a separate cost of insurance rate for each increment of Face Amount above the Initial Face Amount based on the Policy duration and the Issue Age, sex and rate class of the Insured at the time of the request for an increase. The following rules will apply for purposes of determining the Net Amount at Risk for each rate class.

Protective Life places the Insured in a rate class when the Policy is issued, based on Protective Life's underwriting of the application. This original rate class applies to the Initial Face Amount. When an increase in Face Amount is requested, Protective Life conducts underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class (or the rate class of a previous increase), the rate class for the increase also will be applied to the Initial Face Amount and any previous increases in Face Amount beginning as of the effective date of the current increase. If the rate class for the increase has a higher cost of insurance rate than the original rate class (or the rate class of a previous increase), the rate class for the increase will apply only to the increase in Face Amount.

Protective Life does not conduct underwriting for an increase in Face Amount if the increase is requested as part of an exercise of any available guaranteed option to increase the Face Amount without underwriting. (See "Supplemental Riders and Endorsements".)

In the case of a term conversion, the rate class that applies is the same rate class that applied to the term contract, where applicable. In the case of a guaranteed option, the Insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

  Cost of Insurance Charge Under a FCR. The cost of insurance charge is determined in a similar manner for the face amount under a FCR and for any increase in the face amount under a FCR. See "Death Benefits Proceeds - Additional Coverage From the Flexible Coverage Rider."
  Legal Considerations Relating to Sex — Distinct Premium Payments and Benefits. Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ.

Protective Life does, however, also offer Policies based on unisex mortality tables on Policies issued in Montana. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Protective Life may offer Policies with unisex mortality tables to such prospective purchasers.

Monthly Administration Fees.  We deduct a monthly administration fee from your Policy Value to compensate us for issue and administrative costs. The monthly administration fee is $8 per month. For Policies applied for on or after June 1, 2003 in most states and on or after August 15, 2003 in California, Maryland and Texas, we also deduct a monthly administrative charge for Initial Face Amount which is equal to $0.10 per $1,000 of Initial Face Amount per month for the first 20 Policy Years.

For the first twelve months following an increase in Face Amount, the monthly administrative fee will also include an administrative charge for the increase, based on the amount of the increase. The monthly administrative charge for an increase is equal to a fee per $1,000 of increase in Face Amount, which varies depending on Issue Age, sex, and rate classification of the Insured and is set forth in your Policy. Representative administrative charges per $1,000 of increase for an Insured male non-tobacco at each specified Issue Age are set forth below:

Issue Age	Administrative Charge per $1,000 Increase
35	$0.71
40	0.81
45	0.95
50	1.13
55	1.37
60	1.71
65	1.73
70	1.72
75+	1.71

Supplemental Rider Charges. We deduct a monthly charge from your Policy Value to cover administrative expenses for any riders as part of the Monthly Deduction. See "Supplemental Riders and Endorsements."

Mortality and Expense Risk Charge.  We deduct a mortality and expense risk charge each month from your Policy Value. This charge compensates Protective Life for the mortality risk it assumes under the Policies. The mortality risk is that the Insureds will live for a shorter time than we project. The expense risk Protective Life assumes is that the expenses that we incur in issuing and administering the Policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against the Policies.

Protective Life deducts a monthly charge from assets in the Sub-Accounts attributable to the Policies. This charge does not apply to Fixed Account assets attributable to the Policies. The maximum monthly mortality and expense risk charge to be deducted is generally equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount. Protective Life reserves the right to charge less than the maximum charge. In Policy Years 11 and thereafter, there is currently no monthly mortality and expense risk charge except as noted below.

In Maryland, for Policies applied for or after August 15, 2003, the monthly mortality and expense risk charge to be deducted in all Policy Years is equal to 0.042% multiplied by the Variable Account Value, which is equivalent to an annual rate 0.50% of such amount.

Transfer Fee

We allow you to make 12 free transfers of Policy Value each Policy Year. However, Protective Life may charge a $25 transfer fee on any additional transfers in a Policy Year to cover administrative expenses.We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. If the fee is imposed, it will be deducted from the amount requested to be transferred. If an amount is being transferred from more than one Sub-Account or the Fixed Account, the transfer fee will be deducted proportionately from the amount being transferred from each. Currently, Protective Life does not charge a transfer fee.

Surrender Charge (Contingent Deferred Sales Charge)

During the first 10 Policy Years, a Surrender Charge will be deducted from your Policy Value if: (1) the Policy is surrendered; (2) the Policy lapses at the end of a grace period or (3) the Initial Face Amount is reduced. The Surrender Charge is deducted before any Surrender Value is paid.

The Surrender Charge varies depending on Issue Age, sex and rate class of the Insured and is set forth in your Policy. Representative Surrender Charges per $1,000 of Initial Face Amount for the first Policy Year for an Insured male non-tobacco at each specified Issue Age are set forth below. The Surrender Charge decreases over the ten-year period (after which, there is no charge). For a decrease in the Initial Face Amount, the charge shown is per $1,000 of decrease.

Issue Age	Surrender Charge (First Year) per $1,000 of Initial Face Amount
30	$17.50
35	20.00
40	23.00
45	27.25
50	33.00
55	41.00
60	51.75
65	57.50
70	57.25
75	57.00

In the event of a decrease in the Initial Face Amount, the pro-rated Surrender Charge will be allocated to each Sub-Account and to the Fixed Account based on the proportion of Policy Value in each Sub-Account and in the Fixed Account. A Surrender Charge imposed in connection with a reduction in the Initial Face Amount reduces the remaining Surrender Charge that may be imposed in connection with a surrender of the Policy.

The purpose of the Surrender Charge is to reimburse Protective Life for some of the expenses incurred in the distribution of the Policies. Protective Life also deducts a premium expense charge for this purpose from each premium paid. See "Premium Expense Charge."

Protective Life reserves the right to charge less than the maximum surrender charge.

Withdrawal Charges

Protective Life will deduct an administrative charge upon a withdrawal. This charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the Policy Value in addition to the amount requested to be withdrawn. See "Withdrawal Privilege" for rules for allocating the deduction.

Fund Expenses

The value of the net assets of each Sub-Account reflects the investment management fees and other expenses incurred by the corresponding Fund in which the Sub-Account invests. For further information, consult the Funds' prospectuses.

Other Information

  We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Policies. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Policy benefits through the fees and charges imposed under the Policies. See "Sale of the Policies" for more information about payments we make to the broker-dealers.

Corporate Purchasers or Eligible Groups

The Policy is available for individuals and for corporations and other institutions. For corporate or other group or sponsored arrangements, fee-only arrangements or clients of registered investment advisers purchasing one or more Policies, Protective Life may reduce the amount of the premium expense charge, monthly administration fee, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase, a group or sponsored arrangement or arrangements, fee-only arrangements or clients of registered investment advisers.

TAX CONSIDERATIONS

The following discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Policy. The state and local tax consequences with respect to your Policy may be different than the federal tax consequences. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT — FEDERAL, STATE OR LOCAL — OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Tax Status of Protective Life

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of Protective Life, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, Protective Life is not taxed on investment income and realized capital gains of the Variable Account, although Protective Life's federal taxes are increased in respect of the Policies because of the federal tax law's treatment of deferred acquisition costs. Currently, a charge for federal income taxes is not deducted from the Sub-Accounts or the Policy's Cash Value. However, Protective Life does deduct a premium expense charge from each premium payment in all Policy Years in part to compensate us for the federal tax treatment of deferred acquisition costs. Protective Life reserves the right in the future to make a charge against the Variable Account or the Cash Values of a Policy for any federal, state, or local income taxes that we incur and determine to be properly attributable to the Variable Account or the Policy. Protective Life will promptly notify the Owner of any such charge.

Taxation of Insurance Policies

Tax Status of the Policies.  Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. While the requirements of this section of the Code are complex, and limited guidance has been provided from the Internal Revenue Service ("IRS") or otherwise, Protective Life believes that the Policy will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Policy will generally be excludable from the Beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) Protective Life, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified". If the Variable Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract for federal income tax purposes and the Owner would generally be taxed currently on the income on the contract (as defined in the tax law). Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment. In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Policy are similar to, but differ in certain respects from, the ownership rights described by the IRS in certain rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus were not currently taxable on the income and gains). For example, the Owner of this Policy has the choice of more investment options to which to allocate premium payments and Variable Account Values than were addressed in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, Protective Life does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Policy as necessary to attempt to prevent Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

The remainder of this discussion assumes that the Policy will be treated as a life insurance contract for federal tax purposes.

Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the Death Benefit Proceeds payable from a Policy by reason of the death of the Insured is excludable from gross income under Section 101 of the Code. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the Death Benefit Proceeds being taxable.

If the Death Benefit Proceeds are not received in a lump sum and are, instead, applied under either Settlement Options 1, 2, or 4, generally payments will be prorated between amounts attributable to the Death Benefit which will be excludable from the Beneficiary's income and amounts attributable to interest (accruing after the Insured's death) which will be includible in the Beneficiary's income. If the Death Benefit Proceeds are applied under Option 3 (Interest Income), the interest credited will be currently includible in the Beneficiary's income.

Accelerated death benefits paid under this Policy upon a terminal illness generally will be excludable from income under Section 101 of the Code. Certain exceptions apply for certain business-related policies.

Tax Deferral During Accumulation Period.  Under existing provisions of the Code, except as described below, any increase in an Owner's Policy Value is generally not taxable to the Owner unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a surrender of the Policy, an amount equal to the excess of the amount received over the "investment in the contract" will generally be includible in the Owner's income. The "investment in the contract" generally is the aggregate premiums paid less the aggregate amount previously received under the Policy to the extent such amounts received were excludable from gross income. Whether withdrawals (or other amounts deemed to be distributed) from the Policy constitute income to the Owner depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

Policies Not Owned by Individuals

In the case of Policies issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20 percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

Policies That Are Not MECs

Tax Treatment of Withdrawals Generally.  If the Policy is not a MEC (described below), the amount of any withdrawal from the Policy generally will be treated first as non-taxable recovery of premium and then as income from the Policy. Thus, a withdrawal from a Policy that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy Years.  As indicated above, Section 7702 of the Code places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, a change from one Death Benefit Option to the other, if withdrawals are made, and in certain other instances.

Tax Treatment of Loans.  If a Policy is not classified as a MEC, a loan received under the Policy generally will be treated as indebtedness of the Owner. As a result, no part of any loan under a Policy will constitute income to the Owner so long as the Policy remains in force. However in those situations where the interest rate credited to the Loan Account is identical (or nearly identical) to the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Policy lapses or is surrendered when a loan is outstanding, the amount of the loan outstanding will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includable in the Owner's income. As a result, the amount of your taxable income could increase by some or all of the outstanding loan. Also, there is uncertainty regarding the tax treatment of loans where the Policy has not lapsed due to operation of a lapse protection feature, including the BenefitGuard Residual Death Benefit Endorsement.

Generally, interest paid on any loans under this Policy will not be tax deductible. The non-deductibility of interest includes interest paid or accrued on indebtedness with respect to one or more life insurance policies owned by a taxpayer covering any individual who is or has been an officer or employee of, or financially interested in, any trade or business carried on by the taxpayer. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. In the case of interest paid in connection with a loan with respect to a Policy covering the life of any key person, interest is deductible only to the extent that the aggregate amount of loans under one or more life insurance policies does not exceed $50,000. Further, even as to such loans up to $50,000, interest would not be deductible if the Policy were deemed for federal tax purposes to be a single premium life insurance policy or, in certain circumstances, if the loans were treated as "systematic borrowing" within the meaning of the tax law. A "key person" is an individual who is either an officer or a 20 percent owner of the taxpayer. The maximum number of individuals who can be treated as key persons may not exceed the greater of (1) 5 individuals or (2) the lesser of 5 percent of the total number of officers and employees of the taxpayer or 20 individuals. Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Policy.

Policies That Are MECs

Characterization of a Policy as a MEC.  In general, a Policy will be considered a MEC for federal income tax purposes if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is entered into on or after June 21, 1988 and premiums are paid into the Policy more rapidly than the rate defined by a "7-Pay Test". This test generally provides that a Policy will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Policy at any time during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Policy (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test. Protective Life will monitor the Policies and will attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The Policy Owner may then request that Protective Life take whatever steps are available to avoid treating the Policy as a MEC, if that is desired.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.  If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premiums paid. Thus, withdrawals will be includible in income to the extent the Policy Value exceeds the investment in the contract. The amount of any Policy Debt will be treated as a withdrawal for tax purposes. Distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC. In addition, the discussion of interest on loans and of Lapses and surrenders while loans are outstanding under the caption "Policies That Are Not MECs" also applies to Policies which are MECs.

If the Owner assigns or pledges any portion of the Policy Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. If the entire Policy Value is assigned or pledged, subsequent increases in the Policy Value are also treated as withdrawals for as long as the assignment or pledge remains in place.The Owner's investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy treated as a MEC, an Owner should consult a tax advisor.

Penalty Tax.  Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal such as a loan, assignment, or pledge) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the Owner attains age 59-1/2, (2) because the Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Owner (or the joint lives or life expectancies of the Owner and his or her Beneficiary, as defined in the tax law).

Aggregation of Policies.  All life insurance contracts which are treated as MECs and which are purchased by the same person from Protective Life or any of its affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or a withdrawal (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.

Constructive Receipt Issues

The IRS could determine that an Owner is in constructive receipt of the Cash Value of the Policy if the Cash Value equals the Death Benefit, which can occur in some instances where the Insured is age 95 or older. If the Owner was determined to be in constructive receipt of the Cash Value, an amount equal to the excess of the Cash Value over the investment in the contract could be includible in the Owner's income at that time.

Section 1035 Exchanges

Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment contract, an annuity contract, or a long-term care contract. Special rules and procedures apply to Section 1035 exchanges. If you wish to take advantage of Section 1035, you should consult your tax advisor.

Actions to Ensure Compliance with the Tax Law

Protective Life believes that the maximum amount of premiums it has determined for the Policies will comply with the federal tax definition of life insurance. Protective Life will monitor the amount of premiums paid, and, if the premiums paid exceed those permitted by the tax definition of life insurance, Protective Life will immediately refund the excess premiums with interest to the extent required by the Code. Protective Life also reserves the right to increase the Death Benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of life insurance.

Other Considerations

Changing the Owner, designating an irrevocable beneficiary, exchanging the Policy, increasing the Face Amount, changing from one Death Benefit Option to another, and other changes under the Policy may have tax consequences (other than those discussed herein) depending on the circumstances of such change or withdrawal. In addition, special tax consequences may apply if you sell your Policy.

In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the insured or to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisers for guidance as to their application.

Estate, Gift and Generation-Skipping Transfer Tax Considerations

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each Owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. If this Policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Medicare Hospital Insurance Tax

A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the Policy as annuity payments pursuant to a settlement option prior to the death of the Insured, or (2) the proceeds of any sale or disposition of the Policy. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Federal Income Tax Withholding

In General.  Protective Life will withhold and remit to the federal government a part of the taxable portion of a surrender and withdrawal made under a Policy unless the Owner notifies Protective Life in writing and such notice is received at the Home Office at or before the time of the surrender or withdrawal that he or she elects not to have any amounts withheld. Regardless of whether the Owner requests that no taxes be withheld or whether Protective Life withholds a sufficient amount of taxes, the Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Owner may also be required to pay penalties under the estimated tax rules if the Owner's withholding and estimated tax payments are insufficient to satisfy the Owner's tax liability.

Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal withholding tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions (including taxable Death Benefit Proceeds) from life insurance policies at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to distributions from a Policy.

FATCA Withholding

If the payee of a distribution (including the Death Benefit) from the Policy is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Policy or the nature of the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Policy.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS

The following supplemental riders and endorsements may be available to be added to your Policy subject to state availability. Monthly charges, if applicable, for these riders will be deducted from your Policy Value as part of the Monthly Deduction. (See "Monthly Deduction".) The supplemental riders and endorsements available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account. Additional rules and limits apply to these supplemental riders. Not all such riders may be available at any time, and supplemental riders in addition to those listed below may be made available. Please ask your Protective Life agent for further information, or contact the Home Office. For a description of the following supplemental riders and endorsements, see "Supplemental Riders and Endorsements" in the Statement of Additional Information.

Lapse Protection Extension Rider. Provides for an extension to the lapse protection period under the Policy. The rider will double the length of the lapse protection provided by the Policy, as long as requirements for the payment of premiums are met.

Children's Term Life Insurance Rider. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value under this rider.

Accidental Death Benefit Rider. Provides an additional death benefit payable if the Insured's death results from certain accidental causes. There is no cash value under this rider.

Disability Benefit Rider. Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured. After the Insured has been totally disabled (as defined in the rider) for six months, Protective Life will credit premiums to the Policy equal to the disability benefit amount shown in the Policy multiplied by the number of Monthly Anniversary Days that have occurred since the onset of total disability. Monthly Anniversary Days that occur more than one calendar year prior to the date that we receive a claim under a rider are not included for the purpose of this calculation. Subsequent to the time that the Insured has been totally disabled for six months, we will credit a premium equal to the disability benefit amount on each Monthly Anniversary Day. The Owner may change the disability benefit amount by Written Notice in Good Order received by Protective Life at the Home Office at any time before the Insured becomes totally disabled. Increases are subject to evidence of insurability.

Guaranteed Insurability Rider. Provides the right to increase the Face Amount of your Policy under two options. The Option exercise date depends on the rider selected: Variable Option or Survivor's Choice. Under the Variable Option you can increase the Face Amount at designated future points in time (selected at issue) without evidence of insurability. Under the Survivor's Choice Option, you specify (at issue) a designated life (other than the Insured). When the designated person dies, the Owner has the option to increase the Face Amount without evidence of insurability.

Protected Insurability Benefit Rider. Provides the right to increase the Face Amount of your Policy at designated option dates at Insured's age 25, 28, 31, 34, 37 and 40 without evidence of insurability.

Flexible Coverage Rider (FCR). Provides an additional benefit payable on the death of the Insured of a Policy without increasing the Policy's Face Amount. Limitations on the amount of such coverage may apply. The FCR may be purchased at the time the Policy is issued. An FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). The Policy's lapse protection does not apply to the FCR. There is no cash or loan value under this rider. This rider is not available in New Jersey.

Term Rider for Covered Insured (CIR). Provides an additional death benefit payable on the death of a covered insured other than the Insured under the Policy. The CIR may be purchased at the time the Policy is issued (or later, subject to availability and additional underwriting). The rider is generally available only on the spouse or children of the Insured. A CIR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). There is no cash or loan value under this rider.

Additional rules and limits apply to these supplemental riders. Not all such riders may be available at any time, and supplemental riders in addition to those listed above may be made available. Please ask your Protective Life agent for further information, or contact the Home Office.

BenefitGuard Residual Death Benefit Endorsement (not available for Premiere II Policies applied for before June 1, 2003). Provides a guarantee that the Policy will not lapse and the Death Benefit will be at least $10,000 as long as all of the following conditions are met:

  The Policy has been in force for at least 20 years;
  The Insured has attained at least age 65;
  The Policy Debt is at least 99% of the Policy Value; and
  The Policy Debt exceeds the Face Amount of the Policy.
When all of the conditions are met, any riders on the Policy will be terminated and any Variable Account Value will be transferred to the Fixed Account. In addition, no further premium outlays, withdrawals, policy loans, Face Amount changes, and Death Benefit Option changes will be allowed. This endorsement will terminate if the Policy terminates. The BenefitGuard residual death benefit provision may be subject to state variations and may not be available in all states. Consult your registered representative and review the endorsement for complete limitations, terms and conditions. Protective does not make any representations regarding the tax treatment of loans where the policy has not lapsed due to operation of the BenefitGuard feature. Please consult your tax advisor for more information.

Terminal Illness Accelerated Death Benefit Endorsement (not available for Premiere II Policies issued before January 3, 2000). The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the policy and accumulates interest.

The primary impact of the lien and any accumulated interest is a reduction in the amount of the death benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.

Cash Value Accumulation Test Endorsement. Provides an alternative death benefit based on the cash value accumulation test for the Policy under the Internal Revenue Code. The endorsement may impact the amount of premium payments that may be made and alters the calculation of the Death Benefit from the guideline premium compliance test.

Policy Loan Endorsement. Provides for carry-over loans on policies transferred to the Company under Section 1035 of the Internal Revenue Code. This endorsement is not available in New Jersey.

EXCHANGE PRIVILEGE

The Company is offering, where allowed by law, to Owners of certain existing life policies ("Existing Life Policy" and/or "Existing Life Policies") issued by it, such as interest sensitive whole life insurance, universal life insurance, and term life insurance policies, the opportunity to exchange such a life policy for this Policy. The Company reserves the right to modify, amend, terminate or suspend the Exchange Privilege at any time or from time to time. Owners of Existing Life Policies may exchange their Existing Life Policies for this Policy. Owners of Existing Life Policies may also make a partial or full surrender from their Existing Life Policies and use the proceeds to purchase this Policy. All charges and deductions described in this Prospectus are equally applicable to Policies purchased in an exchange. All charges and deductions may not be assessed under an Existing Life Policy in connection with an exchange, surrender, or partial surrender of an Existing Life Policy.

The Policy differs from the Existing Life Policies in many significant respects. Most importantly, the Policy Value under this Policy may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, the policy values under the Existing Life Policies always reflect interest credited by the Company. While a minimum rate of interest (typically 4 or 4.5%) is guaranteed, the Company in the past has credited interest at higher rates. Accordingly, policy values under the Existing Life Policies reflect changing current interest rates and do not vary with the investment performance of a Variable Account.

The Policy also differs from the Existing Policies with respect to the Death Benefit. The Death Benefit payable under the Existing Policies is either a specified fixed dollar amount or a specified fixed dollar amount plus policy cash value, with policy cash value equal to premium payments under the Existing Policy credited at a specified rate(s) of interest, less charges. However, unlike the death benefit payable under an Existing Policy, the Death Benefit under the Policy may reflect changes in Variable Account Value as part of Policy Value. If the Guideline Premium Limitation/Cash Value Corridor Test applies to the Policy, under Death Benefit Option A, the Death Benefit will vary with the Policy Value whenever the Policy Value multiplied by the applicable specified percentage is greater than the Face Amount. If the Cash Value Accumulation Test applies to the Policy, under Death Benefit Option A, the Death Benefit will vary with the Policy Value whenever the minimum death benefit is greater than the Face Amount. If either test applies, under Death Benefit Option B, the Death Benefit will always vary with Policy Value. The death benefits under the Existing Policies do not reflect of the investment performance of a variable separate account of Protective Life.

There are other significant differences between the Policy and the Existing Life Policies. For example, under the Policy, there are additional fees and expenses, such as transfer fees (not currently assessed), and mortality and expense risk charges which will be assessed, as well as underlying fund expenses. None of those fees and expenses are assessed under the Existing Life Policies. The lapse protection guarantee under the Policy may be for a shorter or longer period than the lapse protection guarantee under the particular Existing Policy that may be exchanged for the Policy. In addition, the sale of the Policy is subject to regulation by the U.S. Securities and Exchange Commission and the Financial Industry Regulatory Authority, but the Existing Life Policies are not. Both the Policies and the Existing Life Policies are subject to regulation by the insurance departments of the states in which they are sold.

A table which generally summarizes the different charges under the respective policies is as follows. For more complete details owners of Existing Life Policies should refer to their policy forms for a complete description. For more information on guaranteed charges for the Policy, see "Charges and Deductions."

	Existing Life Policy	Policy
Sales Charges/ Premium Expense Charge	Ranges from 0% to 12% of premium payments in all policy years. The premium expense charge can vary by age.	5% of each premium payment in all Policy Years.
Administrative Fees	Ranges from $4 to $5 monthly.	$8 per month in all Policy Years and $0.10 per $1,000 of Initial Face Amount per month for the first 20 Policy Years (For Policies applied for on or after June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas on or after August 15, 2003).
Mortality and Expense Charges	None	A monthly charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to annual rate of 0.90% of such amount during Policy Years 1-10; there is currently no charge in Policy Years 11 and thereafter. (State variations apply.)
Withdrawal Charges	$25	The lesser of $25 or 2% of the withdrawal amount requested.
Monthly Deductions	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) (3) any charges for supplemental riders (applies to Existing Life Policies which are universal life plans).	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) (3) monthly mortality and expense charges (see above) and (4) any charges for supplemental riders.
Surrender Charges	Surrender charges vary by policy type and are incurred during a surrender charge period which ranges from 0 years up to 19 years.	A declining deferred sales charge per $1,000 of Initial Face Amount is assessed on surrender charges during the first 10 Policy Years.
Guaranteed Interest Rate	Ranges from 3% to 5%.	Only Fixed Account: 3% for Policies issued on or after 6/1/03; For Policies applied for on or after June 1, 2003 in all states except California, Maryland and Texas or applied for in California, Maryland and Texas on or after August 15, 2003, 4% otherwise.

Effects of the Exchange Offer
  The Policy will be issued to Existing Life Policy Owners. Evidence of insurability may be required.
  If an Existing Life Policy Insured is within current issue age limits, the Owner may carry over existing riders if available with the Policy. Evidence of insurability may be required. An increase or addition of riders will require full evidence of insurability.
  The Contestable and Suicide provisions in the Policy will begin again as of the effective date of the exchange, if evidence of insurability is required. If evidence of insurability is not required on the exchange, the Contestable and Suicide provisions will not begin again.

Owners of Existing Life Policies should carefully consider whether it will be advantageous to replace an Existing Life Policy with a Policy. It may not be advantageous to exchange an Existing Life Policy for a Policy (or to surrender in full or in part an Existing Life Policy and use the surrender or partial surrender proceeds to purchase a Policy). Replacement of existing insurance with the Policy may reduce or otherwise change existing Policy Benefits. Additional fees and charges also may apply.

Tax Matters.

The Company believes that an exchange of an Existing Life Policy for a Policy generally should be treated as a nontaxable exchange within the meaning of Section 1035 of the Internal Revenue Code. A Policy purchased in exchange will generally be treated as a newly issued contract as of the effective date of the Policy. This could have various tax consequences. (See "Tax Considerations".)

If you surrender your Existing Life Policy in whole or in part and after receipt of the proceeds you use the surrender proceeds or partial surrender proceeds to purchase a Policy, it will not be treated as a non-taxable exchange. The surrender proceeds will generally be includible in income.

Owners of Existing Life Policies should consult their tax advisers before exchanging an Existing Life Policy for this Policy, or before surrendering in whole or in part their Existing Life Policy and using the proceeds to purchase this Policy.

USE OF THE POLICY

Life insurance, including variable life insurance, can be used to provide for many individual and business needs, in addition to providing a death benefit. Possible applications of a variable life insurance policy, such as this Policy include: (1) serving as vehicle for accumulating funds for a college education, (2) estate planning, (3) serving as an investment vehicle on various types of deferred compensation arrangements, (4) buy-sell arrangements, (5) split dollar arrangements, and (6) a supplement to other retirement plans.

As with any investment, using this Policy under these or other applications entails certain risks. For example, if investment performance of Sub-Accounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate Cash Value or Surrender Value sufficient to adequately fund the application for which the Policy was purchased. Similarly, certain transactions under a Policy entail risks in connection with the application for which the Policy is purchased. Withdrawals, Policy loans and interest paid on Policy loans may significantly affect current and future Policy Value, Cash Value, Surrender Value or Death Benefit Proceeds. If, for example, a Policy loan is taken but not repaid prior to the death of the Insured, the Policy Debt is subtracted from the Death Benefit in computing the Death Benefit Proceeds to be paid to a Beneficiary.

Prior to utilizing this Policy for the above applications, you should consider whether the anticipated duration of the Policy is appropriate for the application for which you intend to purchase it.

In addition, you need to consider the tax implications of using the Policy with these applications. The tax implications of using this Policy with these applications can be complex and generally are not addressed in the discussion of "Tax Considerations" above. Loans and withdrawals will affect the Policy Value and Death Benefit. There may be penalties and taxes if the Policy is surrendered, lapses, matures or if a withdrawal or a loan is made. Because of these risks, you need to carefully consider how you use this Policy. This Policy may not be suitable for all persons, under any of these applications.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. This Prospectus and SAI provide a general description of the Policy. Your actual Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Home Office or your sales representative.

SALE OF THE POLICIES

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Policies on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Policies. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly owned subsidiary of PLC, is an affiliate of Protective Life, and its home office shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member firm of the Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Policies directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI (collectively, "Selling Broker-Dealers") for the sale of the Policies. Registered representatives of the Selling Broker-Dealers sell the Policies directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Policies.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Policies. However, we pay IDI a fee to cover some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable life policies, including the Policies, which IDI passed along directly to the Selling Broker-Dealers.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2018	$7,510,893
December 31, 2019	$8,251,305
December 31, 2020	$ 6,870,488

We offer the Policies on a continuous basis. While we anticipate continuing to offer the Policies, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions to all Selling Broker-Dealers and provide some form of non-cash compensation to some Selling Broker-Dealers in connection with the promotion and sale of the Policies. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Policies, including any profit from the mortality and expense risk charge. Commissions and other incentives or payments described below are not charged directly to Policy Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policies.

Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent premium payments at the time we receive them, as a percentage of Policy Value on an ongoing basis, or a combination of both. Registered representatives may be paid commissions by their selling firms on Policies they sell based on premiums paid in amounts up to approximately 105% of a targeted first year premium payment. A targeted first year premium payment is approximately equal to your minimum initial premium on an annual basis. For premiums paid in the first Policy Year which exceed this targeted amount, registered representatives may receive up to 4.5% on premiums in excess of target. For premiums received during Policy Years two through ten, the registered representatives may be paid up to 5.0% on premiums. After the first ten Policy Years registered representatives may be paid up to 1.00% on premiums received and 0.25% on unloaned Policy Value. In the normal course of business, we also provide non-cash compensation in connection with the promotion of the Policies, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events, in accordance with all applicable federal and state rules, including FINRA’s non-cash compensation rules.

The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation in the form of marketing allowances and "revenue sharing" to selected Selling Broker-Dealers. These payments may be made through IDI. These payments may be (1) additional amounts as a percentage of premium payments and/or premiums we receive on our variable insurance products, and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products. Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new premium payments and/or premiums and/or maintaining a specified amount of contract and policy value with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation provide preferential treatment with respect to our products in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products than for selling non-preferred products.

In 2020, we paid additional asset-based compensation to the Selling Broker-Dealers Advisor Group, Aria, Cetera, DPL Financial Partners, Edward Jones, Ladenburg, LPL Financial, Raymond James and Stifel in connection with the sale of our variable insurance products (including the Policies). These payments ranged from $187 to $10,568,732 in total.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed specifically to encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation provides Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Policies) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Policies), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, PLC, pay some of the operating and other expenses of ProEquities, Inc., and may contribute capital to ProEquities, Inc. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by PLC.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Protective Life's or the Variable Account's financial position.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting, and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Death Master File to identify deceased insureds and contract Owners. In addition, we are the subject of a multistate market conduct examination with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the Variable Account, on IDI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policy.

FINANCIAL STATEMENTS

The audited statements of assets and liabilities of the subaccounts of Protective Variable Life Separate Account as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated into the Statement of Additional Information by reference to the Variable Account’s Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021.

The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner’s equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated into the Statement of Additional Information by reference to the Variable Account’s most recent Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021.

GLOSSARY

"We", "us", "our", "Protective Life", and "Company"
Refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who have been issued a Policy.

Attained Age
The Insured's age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.

Cancellation Period
Period shown in the Policy during which the Owner may exercise the cancellation privilege and return the Policy for a refund.

Cash Value
Policy Value minus any applicable Surrender Charge.

Death Benefit
The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.

Death Benefit Option
One of two options that an Owner may select for the computation of Death Benefit Proceeds, Face Amount (Option A, Level), or Face Amount Plus Policy Value (Option B, Increasing).

Death Benefit Proceeds
The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any death benefit under any rider to the Policy less (1) any Policy Debt (2) any liens for payments made under an accelerated death benefit rider or endorsement plus accrued interest and (3) less any unpaid Monthly Deductions if the Insured dies during a grace period.

Due Proof of Death
Receipt at our Home Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.

Face Amount
A dollar amount selected by the Owner and shown in the Policy on the Policy Specifications Page or Supplemental Policy Specifications Page.

FCR
The Flexible Coverage Rider.

Fixed Account
Part of Protective Life's General Account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.

Fixed Account Value
The Policy Value in the Fixed Account.

Fund
A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests.

Good Order ("good order")
A request or transaction generally is considered in "Good Order" if we receive it at our Administrative Office within the time limits, if any, we prescribe for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; evidence of insurability; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of the Policy Owner (exactly as indicated on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to premium payments, Good Order also generally includes receipt by one of us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have questions, you should contact us or your financial professional before submitting the form or request.

Home Office
2801 Highway 280 South, Birmingham, Alabama 35223.

Initial Face Amount
The Face Amount on the Policy Effective Date.

Insured
The person whose life is covered by the Policy.

Issue Age
The Insured's age as of the nearest birthday on the Policy Effective Date.

Issue Date
The date the Policy is issued.

Lapse
Termination of the Policy at the expiration of the grace period while the Insured is still living.

Loan Account
An account within Protective Life's General Account to which Fixed Account Value and/or Variable Account Value is transferred as collateral for Policy loans.

Minimum Monthly Premium
For Policies issued on Insured's Issue Age through 80 (or 75 for Policies applied for before June 1, 2003, and for Policies applied for in California, Maryland and Texas before August 15, 2003), the cumulative minimum amount of premium payments (net of any Policy Debt or withdrawals) that must be paid in order for the Policy's lapse protection to remain in effect.

Monthly Anniversary Day
The same day in each month as the Policy Effective Date.

Monthly Deduction
The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Specifications Page of the Policy.

Net Premium
A premium payment minus the applicable premium expense charges.

Policy Anniversary
The same day and month in each Policy Year as the Policy Effective Date.

Policy Debt
The sum of all outstanding policy loans plus accrued interest.

Policy Effective Date
The date shown in the Policy as of which coverage under the Policy begins.

Policy Value
The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.

Policy Year
Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.

Sub-Account
A separate division of the Variable Account established to invest in a particular Fund.

Sub-Account Value
The Policy Value in a Sub-Account.

Surrender Charge
A contingent deferred sales charge deducted from the Policy Value if the Policy is surrendered, Lapses, or the Initial Face Amount is decreased during the first 10 Policy Years.

Surrender Value
The Cash Value minus any outstanding Policy Debt and any liens for payments made under an accelerated death benefit rider or endorsement plus accrued interest.

Valuation Day
Each day the New York Stock Exchange and the Home Office are open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.

Valuation Period
The period commencing with the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Variable Account
Protective Variable Life Separate Account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.

Variable Account Value
The sum of all Sub-Account Values.

Written Notice
A notice or request submitted in writing in a form satisfactory to Protective Life and received at the Home Office via U.S. postal service or nationally recognized overnight delivery service.

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

Examples of Death Benefit Computations Under Options A and B

Option A Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option A, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to Policy Value above $40,000 will increase the Death Benefit by $2.50. A Policy with a $100,000 Face Amount and a Policy Value of $50,000 will provide Death Benefit of $125,000 ($50,000 x 250%); a Policy Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Policy Value exceeded approximately $54,055 (rather than $40,000), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $1.85 (rather than $2.50).

Option B Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option B, a Policy with a Face Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $10,000 will have a Death Benefit of $110,000 ($100,000 + $10,000); a Policy Value of $20,000 will provide a Death Benefit of $120,000 ($100,000 + $20,000). The Death Benefit, however, must be at least 250% of the Policy Value. As a result, if the Policy Value exceeds $66,666, the Death Benefit will be greater than the Face Amount plus Policy Value. Each additional dollar of Policy Value above $66,666 will increase the Death Benefit by $2.50. A Policy with a Face Amount of $100,000 and a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%); a Policy Value of $80,000 will provide a Death Benefit of $200,000 ($80,000 x 250%).

Similarly, any time Policy Value exceeds $66,666, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $75,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $187,500. If at any time, however, Policy Value multiplied by the Face Amount percentage is less than the Face Amount plus the Policy Value, then the Death Benefit will be the current Face Amount plus Policy Value of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the Face Amount factor would be 185%. The amount of the Death Benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,666), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

Table Of Face Amount Percentages

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243%	51	178%	61	128%	71	113%
42	236%	52	171%	62	126%	72	111%
43	229%	53	164%	63	124%	73	109%
44	222%	54	157%	64	122%	74	107%
45	215%	55	150%	65	120%	75-90	105%
46	209%	56	146%	66	119%	91	104%
47	203%	57	142%	67	118%	92	103%
48	197%	58	138%	68	117%	93	102%
49	191%	59	134%	69	116%	94	101%
						95+	100%

To learn more about the Policy, you should read the SAI dated the same date as this Prospectus. The SAI contains more detailed information about the Policy than is contained in this Prospectus. The Table of Contents for the SAI appears on the last page of this Prospectus. Personalized illustrations of Death Benefits, Cash Value, and Policy Values are available without charge. For a free copy of the SAI, to receive personalized illustrations, and to request other information about the Policy please contact Brokerage Life Services at the toll-free telephone number shown on the cover. To request an SAI by mail, please tear off, complete and return this form to Protective Life's Brokerage Life Services Division customer service at the address shown on the cover.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Please send me a free copy of the SAI for the Protective Premiere II Policy.

Name:

Address:

City, State, Zip:

Daytime Telephone Number:

Investment Company Act of 1940 Registration File No. 811-7337

PROSPECTUS
May 1, 2021

Premiere III

An Individual Flexible Premium Variable and Fixed Life Insurance Policy

Issued by
Protective Variable Life Separate Account
and
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama 35223
Telephone: (800) 265-1545

This Prospectus describes the Premiere III individual flexible premium variable and fixed life insurance policies (the "Policy") issued by Protective Life Insurance Company (the "Company" or "Protective Life"). The Policy may be issued to individuals or groups. The Policy is designed to provide insurance protection on the life of the Insured named in the Policy.

This Prospectus sets forth basic information about the Policy and the Variable Account that a prospective investor should know before investing. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy. Replacement of existing insurance with the Policy may reduce or otherwise change existing Policy benefits. Additional fees and charges also may apply. Please read this Prospectus and the Statement of Additional Information carefully before you invest.

You have the flexibility to vary the amount and timing of premium payments and your coverage will stay in force as long as sufficient Surrender Value is maintained. The Policy Value and, in certain circumstances, the Death Benefit will fluctuate with the investment performance of the investment options you select. Within certain limits, you may return the Policy during the Cancellation Period.

You have a number of investment choices in this Policy. You may allocate your Policy's value to the Fixed Account, which credits a specified rate of interest (where we bear the investment risk), or among variable investment options (where you have the investment risk) with Funds from:

  AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  American Funds Insurance Series®
  Fidelity® Variable Insurance Products Funds
  Franklin Templeton Variable Insurance Products Trust
  Goldman Sachs Variable Insurance Trust
  Legg Mason Partners Variable Equity Trust
  Lord Abbett Series Fund, Inc.
  MFS® Variable Insurance Trust(1)
  MFS® Variable Insurance Trust II(1)
  Morgan Stanley Variable Insurance Fund, Inc.
  PIMCO Variable Insurance Trust
  Royce Capital Fund
  Vanguard Variable Insurance Funds(2)

(1) Sub-Accounts investing in series of the MFS Variable Insurance Trust or MFS Variable Insurance Trust II are not available for Policies with applications signed on or after May 1, 2015.

(2) Available for Policies with applications signed on or after May 1, 2017.

A prospectus for each of the Funds available through the Variable Account contains comprehensive information about each Fund. Please read these documents before investing and save them for future reference.

Please note that the Policies and/or the Funds:

  are not guaranteed to provide any benefits;
  are not insured by the FDIC or any other government agency;
  are not bank deposits or other obligations of a bank and are not bank guaranteed; and
  are subject to risks, including loss of the amount invested, tax risks and Policy Lapse.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

PRO.PRMIII.0521

POLICY BENEFITS/RISKS SUMMARY
    Policy Benefits
    Policy Risks
FEE TABLES
FUND EXPENSES
THE POLICY
PREMIUMS
CALCULATION OF POLICY VALUE
DEATH BENEFIT PROCEEDS
TRANSFERS OF POLICY VALUE
SURRENDERS AND WITHDRAWALS
POLICY LOANS
SUSPENSION OR DELAYS IN PAYMENTS
POLICY LAPSE AND REINSTATEMENT
THE COMPANY AND THE FIXED ACCOUNT
THE VARIABLE ACCOUNT AND THE FUNDS
    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
    American Funds Insurance Series®
    Fidelity® Variable Insurance Products
    Franklin Templeton Variable Insurance Products Trust
    Goldman Sachs Variable Insurance Trust
    Legg Mason Partners Variable Equity Trust
    Lord Abbett Series Fund, Inc.
    MFS® Variable Insurance Trust7
    MFS® Variable Insurance Trust II7
    Morgan Stanley Variable Insurance Fund, Inc.
    PIMCO Variable Insurance Trust
    Royce Capital Fund
    Vanguard Variable Insurance Fund
CHARGES AND DEDUCTIONS
TAX CONSIDERATIONS
SUPPLEMENTAL RIDERS AND ENDORSEMENTS
EXCHANGE PRIVILEGE
    Effects of the Exchange Offer
USE OF THE POLICY
STATE VARIATIONS
SALE OF THE POLICIES
LEGAL PROCEEDINGS
FINANCIAL STATEMENTS
GLOSSARY
STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

POLICY BENEFITS/RISKS SUMMARY

This summary describes the Policy's important benefits and risks. The sections in the Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of this Prospectus defines certain words and phrases used in this Prospectus.

The Policy is an individual flexible premium variable and fixed life insurance policy for individuals and certain groups.

Purposes of the Policy

The Policy is designed to be a long-term investment providing insurance benefits. You should consider the Policy in conjunction with other insurance policies you own, as well as your need for insurance and the Policy's long-term potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement of existing coverage with the Policy should be carefully considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

Policy Benefits

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose the investment options and premiums you pay.

  Investment Options. You may invest in your choice of numerous different investment options, as well as a Fixed Account, within your Policy.
  Premium Payments. You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the Policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

Death Benefit

If the Insured dies while the Policy is in force, we pay a Death Benefit to your Beneficiary. The Death Benefit Proceeds generally pass to the Beneficiary free of federal and state income tax at the death of the Insured. The calculation of the Death Benefit depends on the Death Benefit Option you selected and the federal tax compliance test applicable to the Policy (either Guideline Premium Limitation Test or the Cash Value Accumulation Test).

Under the Guideline Premium Limitation test, you select one of two Death Benefit Options:

  Death Benefit Option A (Level) is equal to the greater of:
    The current Face Amount; or
    A specified percentage of the Policy Value as indicated on a table set forth in the Policy.
  Death Benefit Option B (Increasing) is equal to the greater of:
    The current Face Amount plus the Policy Value; or
    A specified percentage of the Policy Value as indicated on a table set forth in the Policy.

Under the Cash Value Accumulation test, you select one of two Death Benefit Options:

  Death Benefit Option A (Level) is equal to the greater of:
    The current Face Amount; or
    The minimum death benefit described below.
  Death Benefit Option B (Increasing) is equal to the greater of:
    The current Face Amount plus Policy Value; or
    The minimum death benefit described below.

The minimum death benefit is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time.

The Death Benefit is reduced by any money you owe us, such as outstanding loans or liens (i.e., payments made under an accelerated death benefit rider or endorsement), interest on loans or liens, or unpaid charges. You may change your Death Benefit Option subject to certain rules. You may increase or decrease the Face Amount on your Policy under certain circumstances.

Cancellation Privilege

For a limited time after you receive your Policy, you have the right to cancel your Policy and receive a refund. See "Cancellation Privilege".

Lapse Protection Provision

If, for each month your Policy has been in force you have made a timely payment of the Minimum Monthly Premium (net of loans and withdrawals) stated on your Policy's specification page, then, regardless of your Surrender Value, your Policy will not Lapse. This provision is effective during the first 15 Policy Years (if the Insured's Issue Age is 0 through 39), during the first 10 Policy Years (if the Insured's Issue Age is 40 through 64), or during the first 5 Policy Years (for Insured's Issue Age 65 and above).

  Lapse Protection Extension Rider. This rider extends the lapse protection period under the Policy. As long as you have made a timely payment of the Minimum Monthly Premium (net of loans and withdrawals), the rider doubles the length of the lapse protection period. Therefore, the Policy will not Lapse while the rider is in force. There is a charge for this rider.
  Age 121. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or lapse regardless of your Surrender Value.

Exchange Privilege

You may exchange an existing life insurance policy for this Policy, subject to certain restrictions. See "Exchange Privilege."

Transfers

Subject to certain restrictions you may transfer Policy Value among the Sub-Accounts and the Fixed Account. The Company has the right to restrict such transfers until after the later of 30 days after the Policy Effective Date or six days after the expiration of the Cancellation Period. The Company also may restrict or refuse to honor frequent transfers, including "market timing" transfers.

  Dollar-Cost Averaging. You may elect to automatically transfer specified dollar amounts on a monthly or quarterly basis (at least $100 monthly or $300 quarterly) subject to the following restriction: no transfers may be made into the Fixed Account. You must have a Policy Value of at least $5,000 in the source Sub-Account or the Fixed Account at the time of election. You must elect this option for periods of at least 6 months, but not more than 48 months.
  Portfolio Rebalancing. You have the option to instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. The percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing, unless you elect otherwise.

Withdrawals

You may take money out of your Policy after the first Policy Year. The minimum withdrawal amount is $500. Withdrawals may have tax consequences.

Loans

After the first Policy Anniversary, you may borrow using your Policy Value as collateral. Generally the minimum amount you may borrow is $500 and the maximum is 99% of your Cash Value. This maximum is reduced by any Policy Debt or liens (including accrued interest) that are outstanding on the date your loan request is received at the Home Office. State variations may apply. As collateral for the loan, we transfer an amount equal to the loan out of the Sub-Accounts and the Fixed Account and into the Loan Account on a pro-rata basis, unless you specify another allocation. Annual interest rates currently charged for standard loans are 5.0% for Policy Years 2 through 10 and 3.0% for Policy Years 11 and thereafter. You may repay all or part of your borrowings at any time while the Insured is alive and the Policy is in force. Borrowing may have tax consequences.

Settlement Options

You may choose a variety of ways to receive the proceeds of the Policy. See "Settlement Options" for more information.

Terminal Illness Accelerated Death Benefit Endorsement

The endorsement provides an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. See "Terminal Illness Accelerated Death Benefit Endorsement" in the "Supplemental Riders and Endorsement" section for more information.

BenefitGuard Residual Death Benefit Endorsement

Under the provisions of BenefitGuard, if the Policy has been in force for at least 20 years, the Insured has attained the age of 65, the Policy Debt is greater than the Face Amount, withdrawals in an amount equal to the total premiums paid have been taken, and the Policy Debt is at least 99% of the Cash Value, your Policy will not lapse and the Death Benefit will be at least $10,000 as long as all of the terms and conditions of the endorsement are met. BenefitGuard may be subject to state variations and may not be available in all states. See "Riders and Endorsements" for more information.

Optional Coverage

For additional charges, you may add riders to your Policy.

Policy Risks

Investment Risk

If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the Fixed Account, then we credit your Policy Value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate shown on your Policy's specification page.

Risk of Lapse

Unless the lapse protection period is in effect, if your Surrender Value (without taking into account any liens on the Policy) on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or lapse regardless of your Surrender Value. We will send you notice of the premium required to prevent Lapse. You have a 61 day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions or the Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. Payment of the Minimum Monthly Premium required under the lapse protection provision of the Policy or the Lapse Protection Extension Rider will not guarantee that the Policy will remain in force after the termination of the lapse protection period.

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies during the first 10 Policy Years. The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and any liens (including accrued interest). It is possible that your Policy will have no Surrender Value during the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse (terminate without value), because Surrender Charges decrease the Surrender Value.

Withdrawals are not permitted during the first Policy Year. After the first Policy Year, withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals may reduce the Face Amount of the Policy.

A surrender or withdrawal may have tax consequences. See "Tax Considerations."

Tax Risks

Although the federal income tax requirements applicable to the Policy are complex and there is limited guidance regarding these requirements, we anticipate that the Policy will be treated as a life insurance contract for federal income tax purposes. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the Beneficiary. Although the Beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.

Your Policy may become a modified endowment contract as a result of: (1) the payment of excess premiums or unnecessary premiums, (2) a material change in the Policy, or (3) a reduction in your Death Benefit. If your Policy becomes a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Policy Owner is under age 59-1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% penalty tax.

If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy related tax matters.

Loan Risks

A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Fixed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.

Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If a Policy lapses with loans outstanding, some or all of the loan amounts may be subject to income tax. See "Tax Considerations - Tax Treatment of Loans." Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.

If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

Specialized Uses of the Policy

Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations - Other Considerations."

Fund Risks

A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Funds' prospectuses for more information.

Business Disruption and Cyber Security Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product policy business activities. Because our variable product policy business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Policy Owner information. Such systems failures and cyber-attacks affecting us, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate Policy Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Policy-related transactions, including processing of orders from Owners and orders with the Funds, impact our ability to calculate Policy Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Policy to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your Policy due to a natural disaster or catastrophe.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay. On and after the Policy Anniversary when the Insured is age 121, we do not deduct any fees and charges other than the interest charged on loans (if a loan is outstanding).

The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, allow the Policy to Lapse, decrease the Initial Face Amount, transfer Policy Value among the Sub-Accounts and to and from the Fixed Account, and make withdrawals.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Premium Expense Charge:	Upon receipt of each premium payment	1.5% of each premium payment	1.5% of each premium payment
Contingent Deferred Sales Charge:(1)
Minimum and Maximum Charge	At the time of any surrender, Lapse, or decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 10 Policy Years	$3.45 - $54.50 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$3.45 - $54.50 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Charge for a 46 year old male in the nontobacco class during the first Policy Year	At the time of any surrender, Lapse, or decrease in the Initial Face Amount which may occur if a withdrawal is made and Death Benefit Option A is in effect during the first 10 Policy Years	$28.25 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable	$28.25 per $1,000 of Initial Face Amount or decrease in Initial Face Amount, as applicable
Transfer Fee:(2)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	None
Withdrawal Charge:	At the time of each withdrawal of Policy Value	The lesser of 2.0% of the amount withdrawn or $25	The lesser of 2.0% of the amount withdrawn or $25

(1) The Surrender Charge varies based on individual characteristics such as the Insured's Issue Age, sex and rate class, and decreases each Policy Year until it reaches zero after the tenth Policy Year. The Surrender Charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(2) Protective Life currently does not assess the transfer fee, but reserves the right to do so in the future for each transfer after the first 12 transfers in any Policy Year. We will give written notice at least thirty (30) days before we impose a transfer fee. See "CHARGES AND DEDUCTIONS."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Funds' fees and expenses.

Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Cost of Insurance:(1)(2)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.02 - $108.93 per $1,000 of Net Amount at Risk	$0.01 - $104.80 per $1,000 of Net Amount at Risk
Charge for a 46 year old male in the nontobacco class during the first Policy Year	On the Policy Effective Date and each Monthly Anniversary Day	$0.24 per $1,000 of Net Amount at Risk	$0.05 per $1,000 of Net Amount at Risk
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% such amount	0%
Standard Administrative Fee:	On the Policy Effective Date and each Monthly Anniversary Day	$8.00	$8.00
Administrative Charge(3)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day during first 20 Policy Years	$0.09 - $0.82 per $1,000 of Initial Face Amount	$0.09 - $0.82 per $1,000 of Initial Face Amount
Charge for a 46 year old male in the nontobacco underwriting class	On the Policy Effective Date and each Monthly Anniversary Day during first 20 Policy Years	$0.29 per $1,000 of Initial Face Amount	$0.29 per $1,000 of Initial Face Amount
Administrative Charge For Face Amount Increases:(4)
Minimum and Maximum Charge	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.39 - $1.74 per $1,000 of any increase in Face Amount	$0.39 - $1.74 per $1,000 of any increase in Face Amount
Charge for a 46 year old male in the nontobacco underwriting class	On the Effective Date of the increase and the subsequent 11 Monthly Anniversary Days	$0.98 per $1,000 of any increase in Face Amount	$0.98 per $1,000 of any increase in Face Amount
Net Cost of Loans(5)	On each Policy Anniversary, as applicable(6)	2.00% (annually) in Policy Years 1 through 10; 0.25% in Policy Years 11 and thereafter	2.00% (annually) for standard loans, 1.00% for carryover loans in Policy Years 1 through 10; 0% in Policy Years 11 and thereafter
Optional Supplemental Rider Charges:
Children's Term Life Insurance Rider	On the Effective Date and each Monthly Anniversary Day	$0.45 per $1,000 of rider coverage amount	$0.45 per $1,000 of rider coverage amount
Accidental Death Benefit Rider(7)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.08 - $0.16 per $1,000 of rider coverage amount	$0.08 - $0.16 per $1,000 of rider coverage amount
Charge for a 48 year old	On the Effective Date and each Monthly Anniversary Day	$0.08 per $1,000 of rider coverage amount	$0.08 per $1,000 of rider coverage amount
Disability Benefit Rider(8)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$1.50 - $24.23 per $100 of rider coverage amount	$1.50 - $24.23 per $100 of rider coverage amount
Charge for a 40 year old male	On the Effective Date and each Monthly Anniversary Day	$3.00 per $100 of rider coverage amount	$3.00 per $100 of rider coverage amount
Guaranteed Insurability Rider(9)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.02 - $0.16 per $1,000 of rider coverage amount	$0.02 - $0.16 per $1,000 of rider coverage amount
Charge for a 27 year old in the nontobacco underwriting class	On the Effective Date and each Monthly Anniversary Day	$0.02 per $1,000 of rider coverage amount	$0.02 per $1,000 of rider coverage amount
Protected Insurability Benefit Rider(10)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.03 - $0.13 per $1,000 of rider coverage amount	$0.03 - $0.13 per $1,000 of rider coverage amount
Charge for a 0 year old	On the Effective Date and each Monthly Anniversary Day	$0.03 per $1,000 of rider coverage amount	$0.03 per $1,000 of rider coverage amount
Flexible Coverage Rider(11)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.04 - $51.85 per $1,000 of rider coverage amount	$0.02 - $42.24 per $1,000 of rider coverage amount
Charge for a 30 year old female in the select preferred underwriting class during the first Policy Year	On the Effective Date and each Monthly Anniversary Day	$0.05 per $1,000 of rider coverage amount	$0.02 per $1,000 of rider coverage amount
Term Rider for Covered Insured(12)
Minimum and Maximum Charge	On the Effective Date and each Monthly Anniversary Day	$0.02 - $22.81 per $1,000 of rider coverage amount	$0.02 - $16.38 per $1,000 of rider coverage amount
Charge for a 16 year old male in the nontobacco underwriting class during the first Policy Year	On the Effective Date and each Monthly Anniversary Day	$0.06 per $1,000 of rider coverage amount	$0.06 per $1,000 of rider coverage amount
Lapse Protection Extension Rider	On the Effective Date and each Monthly Anniversary Day	$0.06 per $1,000 of rider coverage amount	$0.06 per $1,000 of rider coverage amount

(1) Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class and the number of years that the Policy has been in force, and the Net Amount at Risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with Issue Age. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested. The cost of insurance charge shown in the above table has been rounded to the nearest hundredth. See "Charges and Deductions".

(2) See definition of Net Amount at Risk in the Glossary.

(3) The administrative charge varies based on the Insured's Issue Age, sex and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(4) The administrative charge for Face Amount increases varies based on the Insured's Issue Age, sex, and rate class. The administrative charge shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the charges applicable to your Policy, and more detailed information concerning these charges is available on request from our Home Office.

(5) The net cost of loans is the difference between the amount of interest we charge you for a loan and the amount of interest we credit based upon the amount in your Loan Account. We charge interest daily on any outstanding loan at the following effective annual rates: (a) 5.0% for standard loans in Policy Years 2-10; (b) 4.0% current (5.0% guaranteed) for carry-over loans in Policy Years 1-10; and (c) 3.0% current (3.25% guaranteed) for all loans in Policy Years 11 and greater. We credit interest annually to the Loan Account on any outstanding loan at an effective annual interest rate of not less than 3%.

(6) As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, surrender, termination, or the Insured's death.

(7) The charge for the Accidental Death Benefit Rider varies based on the Insured's attained age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(8) The charge for the Disability Benefit Rider varies based on the Issue Age, underwriting class and sex of the Insured. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(9) The charge for the Guaranteed Insurability Rider varies based on the Insured's Issue Age and underwriting class. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(10) The charge for the Protected Insurability Rider varies based on the Insured's Issue Age. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office.

(11) The charge for the Flexible Coverage Rider varies based on the Insured's Issue Age, sex, rate class and the number of years the Policy has been in force. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. This charge has been rounded to the nearest hundredth. Please contact your registered representative for additional information.

(12) The charge for the Term Rider for Covered Insured varies based on the covered insured's Issue Age, sex, rate class and the number of years the rider has been in force. The rider charge shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charge applicable to your Policy, and more detailed information concerning this charge is available on request from our Home Office. This charge has been rounded to the nearest hundredth. Please contact your registered representative for additional information.

FUND EXPENSES

The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the Funds (before waiver or reimbursement) during the fiscal year ended December 31, 2020. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses:

Range of Expenses for the Funds

	Minimum		Maximum
Total Annual Fund Operating Expenses	0.10%	-	1.72%(*)
(total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)

(*) The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

For information concerning compensation paid to sales representatives in connection with the sale of the Policies, see "Sale of the Policies."

THE POLICY

Purchasing a Policy

For insurance coverage to take effect under a Policy, you must submit a completed application and at least the minimum initial premium payment through a licensed representative of Protective Life who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. Protective Life requires satisfactory evidence of the insurability, which may include a medical examination of the Insured. Generally, Protective Life will issue a Policy covering an Insured up to age 80 if evidence of insurability satisfies Protective Life's underwriting rules. Minimum age requirements may apply. Acceptance of an application depends on Protective Life's underwriting rules, and Protective Life may reject an application for any reason. With your consent, a Policy may be issued on a basis other than that applied for (e.g., on a higher premium class basis due to increased risk factors). A Policy is issued after Protective Life approves the application. Payment of Premium is not a requirement to issue a Policy but your insurance will not take effect until you pay your minimum initial premium. Premium may be collected at the time of Policy delivery.

In certain states a Policy may be available only as a group contract. If you purchase a group contract, we will issue you a certificate that represents your ownership and summarizes the provisions of the group contract. References to "Policy" in this Prospectus include certificates, unless the context requires otherwise.

Insurance coverage under a Policy begins on the Policy Effective Date. Temporary life insurance coverage also may be provided under the terms of a temporary insurance agreement. Under such agreements, the total amount of insurance which may become effective prior to the Policy Effective Date may not exceed $1,000,000 (including the amount of any life insurance and accidental death benefits then in force or applied for with the Company), may be dependent on satisfactory underwriting and other conditions and may not be in effect for more than 60 days. In addition, such agreement may not be issued on proposed Insureds under 15 days of age.

In order to obtain a more favorable Issue Age, Protective Life may permit the Owner to "backdate" a Policy by electing a Policy Effective Date up to six months prior to the date of the original application, subject to state requirements (3 months in Ohio, not allowed in Montana). Charges for the Monthly Deduction for the backdated period are deducted as of the Policy Effective Date and the calculation of the Policy's lapse protection will include the Minimum Monthly Premiums for the backdated period.

The Owner of the Policy may exercise all rights provided under the Policy. The Insured is the Owner, unless a different person is named as Owner in the application. By Written Notice received by Protective Life at the Home Office while the Insured is living, the Owner may name a contingent Owner or a new Owner. If there are joint Owners, all Owners must authorize the exercise of any right under the Policy. Unless the Owner provides otherwise, in the event of one joint Owner's death, ownership passes to any surviving joint Owner(s). Unless a contingent Owner has been named, ownership of the Policy passes to the estate of the last surviving Owner upon his or her death. A change in Owner may have tax consequences.

Fees, charges and benefits available under the Policy may vary depending on the state in which the Policy is issued.

Cancellation Privilege

You may cancel your Policy for a refund during the Cancellation Period by returning it to Protective Life's Home Office or to the sales representative who sold it along with a written cancellation request. The Cancellation Period is determined by the law of the state in which the application is signed and is shown in your Policy. In most states it expires at the latest of

  10 days after you receive your Policy, or
  45 days after you sign your application.

Return of the Policy by mail is effective upon receipt by Protective Life. We will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Protective Life will refund the greater of the premiums paid (after deduction of any Policy fees and other charges, unless prohibited by state law) and, the sum of the Fixed Account Value and the Variable Account Value determined as of the Valuation Day the returned Policy is received.

This amount may be more or less than the aggregate premiums paid. In states requiring the return of premiums paid, Protective Life will refund the greater of the Policy Value or the premiums paid.

Changes in the Policy or Benefits

At any time Protective Life may make such changes in the Policy as are necessary to assure compliance with any applicable laws or with regulations or rulings issued by a government agency. This includes, but is not limited to, changes necessary to comply at all times with the definition of life insurance prescribed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code" or the "Code"). Any such changes will apply uniformly to all affected Policies and Owners will receive notification of such changes.

PREMIUMS

Minimum Initial Premium. The minimum initial premium required depends on a number of factors, including the age, sex and rate class of the proposed Insured, the Initial Face Amount requested by the applicant, any supplemental riders requested by the applicant and the planned periodic premiums that the applicant selects. Consult your sales representative for information about the initial premium required for the coverage you desire.

Planned Periodic Premiums. In the application the Owner selects a plan for paying level premiums at specified intervals (i.e., quarterly, semi-annually or annually). At the Owner's election, we will also arrange for payment of planned periodic premiums on a monthly basis (on any day except the 29th, 30th, or 31st of a month) under a pre-authorized payment arrangement. You are not required to pay premiums in accordance with these plans. You can pay more or less than planned or skip a planned periodic premium entirely. See "Policy Lapse and Reinstatement." Subject to the limits described below, you can change the amount and frequency of planned periodic premiums at any time by Written Notice to Protective Life at the Home Office. Additional premiums may be required to maintain the Policy, depending on a number of factors including past premiums paid, investment experience and loans and/or withdrawals on the Policy.

Unless you have arranged to pay planned periodic premiums by pre-authorized payment arrangement or have otherwise requested, you will be sent reminder notices for planned periodic premiums.

Unscheduled Premiums. Subject to the limitations described below, additional unscheduled premiums may be paid in any amount and at any time. By Written Notice to Protective Life at the Home Office, the Owner may specify that all unscheduled premiums are to be applied as repayments of Policy Debt, if any.

Premium Limitations. Premiums are accepted until Attained Age of 121. Premiums may be paid by any method acceptable to Protective Life. If by check, the check must be from an Owner (or the Owner's designee other than a sales representative), payable to Protective Life, and be dated prior to its receipt at the Home Office.

Additional limitations apply to premiums. Premium payments must be at least $150 ($50 if paid monthly by a pre-authorized payment arrangement) and must be remitted to the Home Office. Protective Life also reserves the right to limit the amount and frequency of any premium payment. In addition, at any point in time aggregate premiums paid under a Policy may not exceed limitations for life insurance policies as set forth in the Internal Revenue Code. See "Tax Considerations" and the discussion of Guideline Premium Limitation and Cash Value Accumulation Test under "Death Benefit Proceeds." Protective Life will immediately refund any portion of any premium payment, with interest thereon, that is determined to be in excess of the limits established by law to qualify a Policy as a contract for life insurance. Protective Life will also monitor Policies and will attempt to notify the Owner on a timely basis if his or her Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code, if applicable. See "Tax Considerations."

Premium Payments Upon Increase in Face Amount. Depending on the Policy Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium payment may be necessary to keep the Policy in force or a change in the amount of planned periodic premiums may be advisable. You will be notified if a premium payment is necessary or a change is appropriate.

Net Premium Allocations

You must indicate in the application how Net Premiums are to be allocated to the Sub-Accounts and/or to the Fixed Account. These allocation instructions apply to both initial and subsequent Net Premiums. You may change the allocation instructions in effect at any time until Attained Age of 121 by Written Notice to Protective Life at the Home Office or by telephone, facsimile, automated telephone system, or via the Internet at www.protective.com. Whole percentages must be used. The sum of the allocations to the Sub-Accounts and the Fixed Account must be equal to 100% of any Net Premiums. Protective Life reserves the right to establish (i) a limitation on the number of Sub-Accounts to which Net Premiums may be allocated and/or (ii) a minimum allocation requirement for the Sub-Accounts and the Fixed Account. Currently, the minimum amount that can be allocated to any Sub-Account or the Fixed Account is 3% of any Net Premiums.

For Policies issued in states where, upon cancellation during the Cancellation Period, Protective Life returns at least your premiums, Protective Life reserves the right to allocate your initial Net Premium (and any subsequent Net Premiums paid during the Cancellation Period) to the Invesco V.I. U.S. Government Money Portfolio Sub-Account or the Fixed Account until the expiration of the number of days in the Cancellation Period plus 6 days starting from the date that the Policy is mailed from the Home Office. Thereafter, the Policy Value in the Invesco V.I. U.S. Government Money Portfolio Sub-Account or the Fixed Account and all Net Premiums will be allocated according to your allocation instructions then in effect.

If Protective Life receives a premium payment at the Home Office before 3:00 P.M. Central Time, Protective Life will process the payment as of the Valuation Day it is received. Protective Life processes premium payments received at the Home Office at or after 3:00 P.M. Central Time as of the next Valuation Day. However, premium will not be accepted in connection with an increase in Face Amount until underwriting has been completed. When approved, Net Premium received will be allocated in accordance to your allocation instructions then in effect.

Unless designated by the Owner as a loan repayment, premiums received from Owners (other than planned periodic premiums) are treated as unscheduled premiums.

CALCULATION OF POLICY VALUE

Variable Account Value

The Variable Account Value reflects the investment experience of the Sub-Accounts to which it is allocated, any premiums allocated to the Sub-Accounts, transfers in or out of the Sub-Accounts (including loans), any withdrawals of Variable Account Value, any Surrender Charges deducted, and Monthly Deductions. There is no guaranteed minimum Variable Account Value. A Policy's Variable Account Value therefore depends upon a number of factors. The Variable Account Value for a Policy at any time is the sum of the Sub-Account Values for the Policy on the Valuation Day most recently completed.

Determination of Units

For each Sub-Account, the Net Premium(s) or unloaned Policy Value transferred are converted into units. The number of units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the unit for that Sub-Account for the Valuation Day on which the Net Premium(s) or transferred amount is invested in the Sub-Account. Therefore, Net Premiums allocated to or amounts transferred to a Sub-Account under a Policy increase the number of units of that Sub-Account credited to the Policy.

Determination of Unit Value

The unit value at the end of every Valuation Day is the unit value at the end of the previous Valuation Day times the net investment factor, as described below. The Sub-Account Value for a Policy is determined on any day by multiplying the number of units attributable to the Policy in that Sub-Account by the unit value for that Sub-Account on that day.

Net Investment Factor

The net investment factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2), where:

  is the result of:
    the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus a per share charge or credit for any taxes reserved for, which is determined by Protective Life to have resulted from the operations of the Sub-Account.
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

Fixed Account Value

The Fixed Account Value under a Policy at any time is equal to: (1) the Net Premium(s) allocated to the Fixed Account, plus (2) amounts transferred to the Fixed Account, plus (3) interest credited to the Fixed Account, less (4) transfers from the Fixed Account (including any transfer fees deducted), less (5) withdrawals from the Fixed Account (including any withdrawal charges deducted), less (6) Surrender Charges deducted in the event of a decrease in Face Amount, less (7) loans, less (8) Monthly Deductions. See "The Fixed Account," for a discussion of how interest is credited to the Fixed Account.

DEATH BENEFIT PROCEEDS

As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of Due Proof of Death of the Insured. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary Beneficiary or a contingent Beneficiary. The Owner may name one or more primary or contingent Beneficiaries. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. If no Beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner's estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option. Payment of the Death Benefit Proceeds may have tax consequences. See "Tax Considerations - Tax Treatment of Life Insurance Death Benefit Proceeds."

Please note that any Death Benefit payment we make in excess of the Variable Account Value, including payments under any rider, is subject to our financial strength and claims-paying ability.

Calculation of Death Benefit Proceeds

The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured's death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.

The calculation of the Death Benefit depends on the Death Benefit option selected, as described below, and the federal tax compliance test applicable to the Policy. There are two federal tax compliance tests: (1) the guideline premium limitation/cash value corridor test, and (2) the cash value accumulation test. The Policies have been designed to comply with the guideline premium limitation/cash value corridor test. However, if available at the time you apply for your Policy, you may purchase your Policy with a Cash Value Accumulation Test Endorsement. With this endorsement, the Policy will satisfy the cash value accumulation test. Under certain circumstances, the amount of the Death Benefit may be adjusted. Once the Policy has been issued, the federal tax compliance test may not be changed. Generally the choice of federal tax compliance test will depend on your expected premium payment pattern and future plans for the Policy. You should consult your registered representative for more information before making your determination.

The Death Benefit Proceeds are payable when Protective Life receives a properly completed claim form and Due Proof of Death of the Insured while the Policy is in force. The Death Benefit Proceeds will be paid to the Beneficiary, or Beneficiaries, in a lump sum, unless a Settlement Option has been selected. If there is more than one Beneficiary, each Beneficiary must submit instructions in Good Order specifying the manner in which they wish to receive their portion of the Death Benefit Proceeds. The Death Benefit Proceeds are determined as of the date of the Insured’s death and are moved to the general account until payment is made. Protective Life will pay interest on the Death Benefit Proceeds payable to each Beneficiary determined in accordance with applicable state law to the date of payment.

Policy Value and in some instances the Death Benefit are impacted by investment experience, separate account and Policy charges, and fund expenses. The Death Benefit is also affected by the Death Benefit Option chosen, withdrawals, and decreases in Face Amount and the Death Benefit Proceeds are affected by Policy Debt and liens on the Policy (including accrued interest) and any past due Monthly Deductions (if the Insured died during the grace period).

Death Benefit Options

Death Benefit Options Under Policies Complying with the Guideline Premium Limitation/Cash Value Corridor Test.  If the Policy is not issued with a Cash Value Accumulation Test Endorsement, it will satisfy the guideline premium limitation/cash value corridor test of federal tax law and the Death Benefit is determined as follows:

  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) a specified percentage of the Policy Value on the date of the Insured's death as indicated on a table set forth in the Policy.

The specified percentage under both options is 250% when the Insured has reached an Attained Age of 40 or less by date of death, and decreases each year thereafter to 100% when the Insured has reached an Attained Age of 95 or greater at death. A table showing these percentages for Attained Ages 0 to 95 and examples of Death Benefit calculations for both Death Benefit Options are found in Appendix A.

Under Death Benefit Option A, the Death Benefit remains level at the Face Amount unless the Policy Value multiplied by the specified percentage of Policy Value exceeds that Face Amount, in which event the Death Benefit varies as the Policy Value varies. Owners who are satisfied with the amount of their insurance coverage under the Policy and who prefer to have favorable investment performance and additional premiums reflected in higher Policy Value, rather than increased Death Benefits, generally should select Option A. Under Death Benefit Option B, the Death Benefit always varies as the Policy Value varies (although it is never less than the Face Amount). Owners who prefer to have favorable investment performance and additional premiums reflected in increased Death Benefits generally should select Option B.

Death Benefit Options Under Policies with the Cash Value Accumulation Test Endorsement.  If the Policy is issued with a Cash Value Accumulation Test Endorsement, the Death Benefit is determined as follows:

  Under Death Benefit Option A, the Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) the minimum death benefit described below.
  Under Death Benefit Option B, the Death Benefit is the greater of: (1) the Face Amount under the Policy plus the Policy Value on the date of the Insured's death, or (2) the minimum death benefit described below.

The minimum death benefit at any time is the amount of level death benefit that the Policy Value would purchase if paid as a net single premium at such time. Such net single premium is determined according to the Cash Value Accumulation Test prescribed under Section 7702 of the Internal Revenue Code, as amended or its successor, if such amendment or successor is applicable to the Policy.

For purposes of determining this net single premium, the mortality charges taken into account generally are the maximum mortality charges guaranteed under the Policy. Such charges do not, however, exceed the maximum charges permitted to be taken into account under the Cash Value Accumulation Test of Section 7702. In determining the net single premium, the interest rate taken into account is the greater of an annual effective interest rate of 4 percent or the annual effective credited interest rate or rates guaranteed on issuance of the Policy. For purposes of calculating the Cash Value Accumulation Test, the Policy is deemed to mature on the date the Insured attains age 100, and the Policy Value deemed to exist on such date shall not exceed the least amount payable as a death benefit at any time under the Policy.

Examples of Death Benefit calculations for both Death Benefit Options under the Cash Value Accumulation Test are found in Appendix A.

Changing Death Benefit Options

The Owner must indicate a Death Benefit Option in the application for the Policy. On or after the first Policy Anniversary, the Owner may change the Death Benefit Option on the Policy subject to the following rules. After any change, the Face Amount must be at least $100,000. The effective date of the change will be the Monthly Anniversary Day that coincides with or next follows the day that Protective Life approves the request. Protective Life may require satisfactory evidence of insurability. All changes must be approved by Protective Life at the Home Office before they will be effective. Protective Life reserves the right to decline to change the Death Benefit Option if the change would cause the Policy to fail to qualify as a life insurance contract under the Internal Revenue Code.

When a change from Option A to Option B is made, the Face Amount after the change is effected will be equal to the Face Amount before the change less the Policy Value on the effective date of the change. When a change from Option B to Option A is made, the Face Amount after the change will be equal to the Face Amount before the change is effected plus the Policy Value on the effective date of the change.

Changing the Face Amount

On or after the first Policy Anniversary, the Owner may request a change in the Face Amount. The request must be received in writing in Good Order at the Home Office.

Increasing the Face Amount.  Any increase in the Face Amount must be at least $10,000 and an application must be submitted in Good Order. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured's current Attained Age must be less than the maximum Issue Age for the Policies, as determined by Protective Life from time to time. A change in planned periodic premiums may be advisable. See "Premiums Upon Increase in Face Amount." The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount. When the Policy's lapse protection is in effect, the Policy's Minimum Monthly Premium amount will also generally be increased.

An administrative fee will be charged for the first twelve months following an increase in the Face Amount.

As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, the Owner may exercise the privilege by canceling any increase in Face Amount within the prescribed Cancellation Period. In such an event, unless the Owner requests otherwise, an amount will be refunded (i.e., credited back to the Policy Value) as described above except that if no additional premiums were required in connection with the Face Amount increase, then the amount refunded is limited to that portion of the first Monthly Deduction following the increase that is attributable to cost of insurance charges for the increase and the monthly administrative fee for the increase. Increasing the Face Amount of the Policy may increase the Death Benefit and may have the effect of increasing monthly cost of insurance charges. Increasing the Face Amount may also have tax consequences. See "Tax Considerations - Other Considerations." Please consult your tax advisor.

Decreasing the Face Amount.  If a decrease in the Face Amount would result in total premiums paid exceeding the premium limitation prescribed under current tax law to qualify your Policy as a life insurance contract, Protective Life will immediately return to you the amount of such excess above the premium limitation. Although Protective Life will attempt to notify an Owner if a decrease in the Face Amount will cause a Policy to be considered a modified endowment contract, we will not automatically return premium. See "Tax Considerations - Policies which are MECs."

Protective Life reserves the right to decline a request to decrease the Face Amount if compliance with the Guideline Premium Limitation under current tax law resulting from such a decrease would result in the Policy failing the definition of life insurance, or if to effect the requested decrease, payments to the Owner would have to be made from Policy Value for compliance with the Guideline Premium Limitation, and the amount of such payments would exceed the Surrender Value under the Policy.

The Face Amount after any decrease must be at least $100,000. Protective Life reserves the right to prohibit any decrease in Face Amount (1) for 3 years following an increase in Face Amount and (2) for one Policy Year following the last decrease in Face Amount. If the Initial Face Amount of the Policy has been increased prior to the requested decrease, then the decrease will first be applied against any previous increases in Face Amount in the reverse order in which they occurred. The decrease will then be applied to the Initial Face Amount. A decrease in Face Amount will become effective on the Monthly Anniversary Day that coincides with or next follows receipt and acceptance of a request at the Home Office.

Decreasing the Face Amount of the Policy may reduce the Death Benefit and may have the effect of decreasing monthly cost of insurance charges. However, if the initial Face Amount is decreased during the first 10 Policy Years, a Surrender Charge will apply. Decreasing the Face Amount also may have tax consequences. See "Tax Considerations - Certain Distributions Required by the Tax Law in the First 15 Years."

Additional coverage from the Flexible Coverage Rider (FCR)

An Owner may also obtain additional insurance coverage on the Insured by purchasing a FCR at the time the Policy is issued (or later, subject to availability and additional underwriting). Limitations on the amount of such coverage may apply. A FCR increases the Death Benefit under the Policy by the face amount of the FCR. The face amount of the FCR does not vary with the investment experience of the Variable Account. In addition, a FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse). The cost of insurance charge for the FCR is deducted from the Policy Value as part of the Monthly Deduction. See "Monthly Deduction - Cost of Insurance Charge under a FCR." No surrender or premium expense charge is assessed in connection with a FCR.

Neither the Policy's lapse protection provision nor the related lapse protection extension rider extends to coverage under the FCR. Therefore, the FCR will Lapse (i.e., terminate) as of any date when the Policy would have lapsed, but for the effectiveness of the lapse protection provision or the lapse protection provided by the related lapse protection extension rider.

Owners may increase or decrease the face amount of a FCR separately from the Face Amount of a Policy. Likewise, the Face Amount of a Policy may be increased or decreased without affecting the face amount of a FCR. Since no Surrender Charge is assessed in connection with a decrease of FCR face amount, such a decrease may be less expensive than a decrease in Face Amount of the Policy if the Face Amount decrease would be subject to a Surrender Charge. On the other hand, continuing coverage on such an increment of Face Amount may have a cost of insurance charge that is higher than the same increment of face amount under the FCR. Owners should consult their sales representative before deciding whether to decrease the Face Amount of the Policy or the FCR face amount.

Owners should consult their sales representative when deciding whether to purchase a FCR. This rider is not available in New Jersey.

Settlement Options

The Policy offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender or death, other than in a lump sum. Any sales representative authorized to sell this Policy can further explain these settlement options upon request. All of these settlement options (except one) are forms of fixed-benefit annuities, which do not vary with the investment performance of a separate account. Under each of the fixed-benefit settlement options, no surrender or withdrawal may be made once payments have begun.

The following settlement options may be elected.

Option 1 — Payment for a Fixed Period.  Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

Option 2 — Life Income with Payments for a Guaranteed Period.  Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

Option 3 — Interest Income.  Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 3% per year.

Option 4 — Payments for a Fixed Amount.  Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 3% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

Minimum Amounts.  Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life's option.

Other Requirements.  Settlement options must be elected by Written Notice in Good Order received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured's lifetime; Beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date the Due Proof of Death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is effective date of the surrender.

If Protective Life has available, at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.

Escheatment of Death Benefit

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of 3 to 5 years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Protective Life is still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim the Death Benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, by telephone, or other approved electronic means to the Home Office.

TRANSFERS OF POLICY VALUE

Upon receipt of Written Notice in Good Order to Protective Life at the Home Office you may transfer the Fixed Account Value or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions described below. Transfer requests (including telephone transfer requests - described below) received at the Home Office before 3:00 P.M. Central Time are processed as of the Valuation Day the request is received. Requests received in Good Order at or after 3:00 P.M. Central Time are processed as of the next Valuation Day. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See "Suspension or Delay of Payments." The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account(s) or the Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to restrict the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of $2,500 or 25% of the Fixed Account Value. Due to this limitation, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. The transfer fee, if any, is deducted from the amount being transferred. Protective Life reserves the right to terminate, suspend or modify transfer privileges at any time.

Limitations on frequent transfers, including "market timing" transfers.  Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries or Owners of other variable life insurance policies we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

  Increased brokerage trading and transaction costs;
  Disruption of planned investment strategies;
  Forced and unplanned liquidation and portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy Owners.

In order to try to protect our Policy Owners and the Funds from the potential adverse effects of frequent transfer activity, the Company has implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Policy Owners' beneficiaries and Policy Owners of other variable life policies we issue that invest in the Variable Account.

We monitor transfer activity in the Policies to identify frequent transfer activity in any Policy. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and Portfolio Rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting transfers for that Policy or group of Policies. All transfer requests for the affected Policy or group of Policies must be made by Written Notice in Good Order to the Home Office. We notify the affected Policy Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Policy Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Policy Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We also reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each of the Funds for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Policy Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Policy Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Policy Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Reservation of Rights

Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Telephone Transfers

Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

A number of telephonic or electronic services may be available or become available in the future. Telephone and online transfers, and transfers via facsimile, may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing to the Home Office.

Dollar-Cost Averaging

If you elect at the time of application or at any time thereafter by Written Notice in Good Order to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from a Sub-Account ("Source Sub-Account") or the Fixed Account to one or more other specified Sub-Accounts, subject to the following restriction: no transfers may be made into the Fixed Account. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

To elect dollar-cost averaging, Policy Value in the Source Sub-Account or the Fixed Account must be at least $5,000 at the time of election. Automatic transfers for dollar-cost averaging are subject to all transfer restrictions other than the maximum transfer amount from the Fixed Account restriction and limits on frequent transfer activity. Automatic transfers for dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. You may elect dollar cost averaging for periods of at least 6 months but no longer than 48 months. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.

Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election.

Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days written notice.

Portfolio Rebalancing

At the time of application or at any time thereafter by Written Notice in Good Order to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current Net Premium allocation instructions will be deemed to be a request to change your Net Premium allocation. Portfolio Rebalancing may commence on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.

Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice in Good Order received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice.

SURRENDERS AND WITHDRAWALS

Surrender Privileges

At any time while the Policy is still in force and while the Insured is still living, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the Written Notice in Good Order requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any surrender request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. A Surrender Charge may apply. The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. Payment is generally made within 7 calendar days. A Policy which terminates upon surrender cannot later be reinstated. (See "Tax Considerations.")

Withdrawal Privileges

At any time after the first Policy Year, an Owner, by Written Notice in Good Order received at the Home Office, may make a withdrawal of Surrender Value of not less than $500. Protective Life will withdraw the amount requested, plus a withdrawal charge, from unloaned Policy Value as of the end of the Valuation Period during which the Written Notice in Good Order is received at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time.

Protective Life will process any withdrawal request in Good Order received at the Home Office at or after the end of the Valuation Period on the next Valuation Day.

The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account. If the Owner does not so specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account and the Fixed Account is based on the proportion that such Sub-Account(s) Value and Fixed Account Value bears to the total unloaned Policy Value on the Valuation Day immediately prior to the Withdrawal. Payment is generally made within seven calendar days.

If Death Benefit Option A is in effect, Protective Life reserves the right to reduce the Face Amount by the withdrawn amount. Because we will assess a contingent deferred sales charge if the Initial Face Amount is decreased during the first 10 Policy Years, we may assess a contingent deferred sales charge as a result of a withdrawal that reduces the Face Amount. Protective Life may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective Life's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective Life. If the Face Amount at the time of the withdrawal includes increases from the Initial Face Amount and the withdrawal requires a decrease of Face Amount, the reduction is made first from the most recent increase, then from prior increases, if any, in reverse order of their being made and finally from the Initial Face Amount. Withdrawals may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may obtain two types of loans under a Policy, a standard loan and/or a carry-over loan. A carry-over loan is a loan which is transferred from another policy that is exchanged for the Policy under Section 1035 of the Internal Revenue Code. A carry-over loan must be approved by Protective Life and can only be executed at the time of issue. After the first Policy Anniversary and while the Insured is still living, you may borrow from Protective Life under a standard loan using the Policy as the security for the loan. A standard loan is any loan that is not a carry-over loan. Policy loans must be requested by Written Notice in Good Order received at the Home Office. Generally the minimum loan amount is $500 and the maximum loan amount is 99% of the Policy's Cash Value. This maximum is reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day your loan request is received. State variations may apply. Outstanding Policy Debt and any lien therefore reduces the amount available for new Policy loans. Loan proceeds generally are mailed within seven calendar days of the loan being approved.

Loan Collateral

When a Policy loan is made, an amount equal to the loan is transferred out of the Sub-Accounts and the Fixed Account and into a Loan Account established for the Policy. Like the Fixed Account, a Policy's Loan Account is part of Protective Life's General Account and amounts therein earn interest as credited by Protective Life from time to time. Because Loan Account values are part of Policy Value, a loan will have no immediate effect on the Policy Value. In contrast, Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Sub-Accounts and the Fixed Account from which collateral is transferred to the Loan Account. If no allocation is specified, collateral is transferred from each Sub-Account and from the Fixed Account in the same proportion that the value in each Sub-Account and the Fixed Account bears to the total unloaned Policy Value on the date that the loan is made.

On each Policy Anniversary, an amount of Policy Value equal to any due and unpaid loan interest (explained below), is also transferred to the Loan Account. Such interest is transferred from each Sub-Account and the Fixed Account in the same proportion that each Sub-Account Value and the Fixed Account Value bears to the total unloaned Policy Value.

Loan Repayment

You may repay all or part of your Policy Debt (the amount borrowed plus unpaid interest) at any time while the Insured is living and the Policy is in force. Loan repayments in Good Order must be sent to the Home Office and are credited as of the Valuation Day received. The Owner may specify by Written Notice that any unscheduled premiums paid while a loan is outstanding be applied as loan repayments. (Loan repayments, unlike unscheduled premium payments, are not subject to the premium expense charge.) When a loan repayment is made, Policy Value in the Loan Account in an amount equal to the repayment is transferred from the Loan Account to the Sub-Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Policy Value, but the Surrender Value (including, as applicable, Variable Account Value and Fixed Account Value) under a Policy is increased immediately by the amount transferred from the Loan Account. Unless specified otherwise by the Owner(s), amounts are transferred to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated. Protective Life's ability to credit interest on Policy Value in the Loan Account is subject to the Company's financial strength and claims paying ability.

Interest

Protective Life charges interest daily on any outstanding loan at the following effective annual rates:

Loan Interest Rates
	Current Standard Loan Charge	Guaranteed Standard Loan Charge	Current Carry-Over Loan Charge	Guaranteed Carry-Over Loan Charge
Policy Years 1-10	5.00%	5.00%	4.00%	5.00%
Policy Years 11 and greater	3.00%	3.25%	3.00%	3.25%

Interest will accrue daily on any outstanding loan, and is considered part of Policy Debt. Interest is due and payable at the end of each Policy Year. We will notify you of the amount due. If interest is not paid when due, the amount of the interest is added to the principal amount of the loan. If the interest payment is received prior to or on the policy anniversary date it will be applied as of the anniversary date. If the interest payment is received after the anniversary date it will be applied as of the Valuation Day it is received and credited as a partial loan repayment.

The Loan Account is credited with an effective annual interest rate of not less than 3%. Protective Life determines the rate of interest to be credited to the Loan Account in advance of each calendar year. The rate, once determined, is applied to the calendar year which follows the date of determination. On each Policy Anniversary, the interest earned on the Loan Account since the previous Policy Anniversary is transferred to the Sub-Accounts and to the Fixed Account. The interest is transferred and allocated to the Sub-Accounts and the Fixed Account in the same proportion that Net Premiums are allocated.

The difference between the rate of interest charged on borrowed money and the rate credited on the Loan Account is the net cost of the loan. The net cost of loans is set forth in the table below.

Net Cost of Loans
	Current Standard Loan	Guaranteed Standard Loan	Current Carry-Over Loan	Guaranteed Carry-Over Loan
Policy Years 2-10 (1-10 for Carry-Over Loans)	2.00%	2.00%	1.00%	2.00%
Policy Years 11 and greater	0.00%	0.25%	0.00%	0.25%

Non-Payment of Policy Loan

If the Insured dies while a loan is outstanding, the Policy Debt (which includes any accrued but unpaid interest) is deducted from the Death Benefit in calculating the Death Benefit Proceeds.

If the Loan Account Value exceeds the Cash Value less any lien and accrued interest (i.e., the Surrender Value becomes zero) on any Valuation Day, you must pay that excess amount. The Company will send you (or any assignee of record) a notice of the amount you must pay. You must pay this amount within 31 days after the notice is sent, or the Policy will Lapse.

Effect of Policy Loans

A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy Value because the investment results of the Sub-Accounts and current interest rates credited on Fixed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and longer the loan is outstanding, the greater will be the effect of Policy Value held as collateral in the Loan Account. Depending on the investment results of the Sub-Accounts or credited interest rates for the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for Lapse if investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan balance and will increase Policy Debt. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax. In addition, if your Policy is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans.

SUSPENSION OR DELAYS IN PAYMENTS

Protective Life will ordinarily pay any Death Benefit proceeds, Policy loans, withdrawals, or surrenders within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death of the Insured, the amount will be determined as of the Valuation Day of receipt of all required documents in Good Order at the Home Office. However, Protective Life may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect Owners; or (3) your Premium check has not cleared your bank. See "Payments from the Fixed Account."

In certain circumstances, applicable federal law may require Protective Life to "freeze" your account and refuse your request for a transfer, withdrawal, surrender, loan or death proceeds until receipt of instructions from the appropriate regulator. We also may be required to provide information about you and your account to a government regulator.

If, pursuant to SEC rules, the Invesco V.I. U.S. Government Money Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Invesco V.I. U.S. Government Money Portfolio Sub-Account until the Fund is liquidated.

POLICY LAPSE AND REINSTATEMENT

Lapse

Failure to pay planned periodic premiums will not necessarily cause a Policy to Lapse. However, paying all planned periodic premiums will not necessarily prevent a Policy from lapsing. Except when the lapse protection provision of the Policy (or the rider that extends the lapse protection provision) is in effect, a Policy will Lapse if its Surrender Value (without taking into account any liens (including accrued interest) on the Policy) is insufficient to cover the Monthly Deduction on the Monthly Anniversary Day. Absent any lapse protection, if the Surrender Value on any Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Surrender Value or the Surrender Value has decreased because you have not paid sufficient Net Premiums to offset prior Monthly Deductions.

You have a 61-day grace period to make a payment of Net Premium at least sufficient to cover the current and past-due Monthly Deductions. Protective Life will send you, at your last known address and the last known address of any assignee of record, notice of the premium required to prevent Lapse. A Policy will remain in effect during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds payable to the Beneficiary will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death as well as any unpaid Policy Debt or liens (including accrued interest). See "Death Benefit Proceeds." Unless the premium stated in the notice is paid before the grace period ends, the Policy will Lapse. A Policy Lapse may have tax consequences. See "Tax Considerations."

Age 121.  On and after the Policy Anniversary when the Insured is age 121, the Policy will not enter the grace period or Lapse and the Death Benefit will remain in effect, regardless of your Surrender Value.

Lapse Protection.  In return for paying the Minimum Monthly Premium specified in the Policy or an amount equivalent thereto by the Monthly Anniversary Day, Protective Life guarantees that a Policy will remain in force for a specified period (the "Lapse Protection" period). Regardless of the Policy's Surrender Value, if, for each month that the Policy has been in force since the Policy Effective Date, the total premiums paid net of any withdrawals and Policy Debt, is greater than or equal to the Minimum Monthly Premium multiplied by the number of complete Policy Months since the Policy Effective Date, including the current Policy Month, the Policies lapse protection will remain in effect until the end of the Lapse Protection Period. In addition to satisfying the Minimum Monthly Premium payment requirement noted above, the duration of the Lapse Protection Period is limited based on the Insured's Issue Age. The Lapse Protection Period cannot extend beyond the first 15 Policy Years for Issue Ages 0-39, the first 10 Policy Years for Issue Ages 40-64, or the first 5 Policy Years for Issue Ages 65 and above. This provision remains in effect for the first 15 Policy Years (if the Insured's Issue Age is 0 through 39), during the first 10 Policy Years (if the Insured's Issue Age is 40 through 64), or during the first 5 Policy Years (for Insured's Issue Age 65 and above), regardless of Surrender Value, if, for each month that the Policy has been in force since the Policy Effective Date, the total premiums paid net of any withdrawals and Policy Debt, is greater than or equal to the Minimum Monthly Premium (shown in the Policy) multiplied by the number of complete policy months since the Policy Effective Date, including the current policy month. The Minimum Monthly Premium is calculated for each Policy based on the age, sex and rate class of the Insured, the requested Face Amount and any supplemental riders. The Policy's lapse protection does not extend to coverage under the Flexible Coverage Rider (FCR).

We will not notify you in the event the Policy's lapse protection is no longer in effect.

If you increase your Policy's Face Amount or change the Death Benefit Option while the Policy's lapse protection is in effect, Protective Life will not extend the lapse protection period. The lapse protection period is based on the Policy Effective Date. However, upon an increase in Face Amount, Protective Life will recalculate the Minimum Monthly Premium (which will generally increase). Any other change in benefits provided under this Policy or its riders which is made after the Policy Effective Date and during the period of the Policy's lapse protection also may result in a change to the Minimum Monthly Premium. Protective Life will notify you of any increase in the Minimum Monthly Premium and will amend your Policy to reflect the change.

Payment of the Minimum Monthly Premium may not be sufficient to keep the Policy in force beyond the Lapse Protection Period.

Lapse Protection Extension Rider.  For an additional charge, an Owner may purchase an optional rider that doubles the length of the lapse protection period under the lapse protection provision of the Policy. As with the lapse protection provision of the Policy, lapse protection under the Lapse Protection Extension Rider remains in effect as long as the Owner timely pays the Minimum Monthly Premium (net of withdrawals and Policy Debt). The Policy will not Lapse while the Lapse Protection Extension Rider is in force. The Lapse Protection Extension Rider will terminate 30 days after the first Monthly Anniversary Day on which the premium payment requirements have not been met and the Policy's Surrender Value is not sufficient to cover the Monthly Deduction. Therefore, Policy loans, withdrawals and delays in the payment of Minimum Monthly Premiums may cause the Lapse Protection Extension Rider to terminate unless additional premium payments are made. In the event that the Rider premium payment requirements have not been met as of a Monthly Anniversary Day and the Policy's Surrender Value on that day is not sufficient to cover the Monthly Deduction, the Owner may prevent termination of the Rider by the payment of "catch-up" premiums plus interest. Protective will notify the Owner of the amount necessary to maintain the Lapse Protection Extension Rider prior to the expiration of the 30 days. If this amount is not received prior to the termination date specified in such notice, the Rider will terminate and may not be reinstated. Please see the Lapse Protection Extension Rider for more information.

In the event the Lapse Protection Extension Rider terminates, the Policy may continue in force under the Policy's lapse protection provision, if applicable, or as long as there is sufficient Surrender Value to cover the Monthly Deduction when due.

Reinstatement

An Owner may reinstate a Policy within 5 years of its Lapse provided that: (1) a request for reinstatement is made by Written Notice received by Protective Life at the Home Office, (2) the Insured is still living, (3) the Owner pays Net Premiums equal to (a) all Monthly Deductions that were due but unpaid during the grace period, and (b) which are at least sufficient to keep the reinstated Policy in force for three months, (4) the Insured provides Protective Life with satisfactory evidence of insurability, (5) the Owner repays or reinstates any Policy Debt and/or lien (including accrued interest) which existed at the end of the grace period; and (6) the Policy has not been surrendered. If these requirements for reinstatement are met, Protective Life does not charge any reinstatement fee. The "Approval Date" of a reinstated Policy is the date that Protective Life approves the Owner's request for reinstatement and requirements 1-6 above have been met.

THE COMPANY AND THE FIXED ACCOUNT

Protective Life Insurance Company

The Policies are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life's address is P.O. Box 10648, Birmingham, Alabama 35202-0648. Protective Life markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities and extended service contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2020, Protective Life had total assets of approximately $126.5 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation (“PLC”), a U.S. insurance holding company and a wholly-owned subsidiary of Dai-ichi Life Holdings, Inc. (“Dai-ichi”). Dai-ichi is a top 20 global life insurance company. Dai-ichi's stock is traded on the Tokyo Stock Exchange. As of December 31, 2020, PLC had total assets of approximately $126.9 billion.

The Fixed Account

The Fixed Account consists of assets owned by Protective Life with respect to the Policies, other than those in the Variable Account. Subject to applicable law, Protective Life has sole discretion over the investment of the assets of the Fixed Account. The Loan Account is part of the Fixed Account. Guarantees of Net Premiums allocated to the Fixed Account, and interest credited thereto, are backed by Protective Life. The Fixed Account Value is calculated daily.

You generally may allocate some or all of your Net Premium and may transfer some or all of your Policy Value to the Fixed Account. However, there are limitations on transfers involving the Fixed Account. Due to these limitations, if you want to transfer all of your Policy Value from the Fixed Account to the Variable Account, it may take several years to do so. You should carefully consider whether the Fixed Account meets your investment needs. See "Transfers of Policy Value."

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts. The disclosure regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Interest Credited on Fixed Account Value.  Protective Life guarantees that the interest credited during the first Policy Year to the initial Net Premiums allocated to the Fixed Account will not be less than the initial annual effective interest rate shown in the Policy. The interest rate credited to subsequent Net Premiums allocated to or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date that the Net Premium(s) is received by Protective Life or the date that the transfer is made. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date that the Net Premium(s) is allocated or the date that the transfer is made.

After an interest rate guarantee expires as to a Net Premium or amount transferred (i.e., 12 months after the Net Premium or transfer is placed in the Fixed Account), Protective Life will credit interest on the Fixed Account Value attributable to such Net Premium or transferred amount at the current interest rate in effect. New current interest rates are effective for such Fixed Account Value for 12 months from the time that they are first applied. Protective Life, in its sole discretion, may declare a new current interest rate from time to time. Protective Life will credit annual effective interest rates of not less than 3.00%. For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Fixed Account are accounted for on a "first-in-first-out" (FIFO) basis.

Payments from the Fixed Account.  Payments from the Fixed Account for a withdrawal, surrender or loan request may be deferred for up to six months from the date Protective Life receives the written request. If a payment from the Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3% per year (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred.

Our General Account

The Fixed Account is part of our General Account. Unlike premiums and Policy Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account.

The assets of our General Account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account, plus any guarantees under the Policy that exceed your Policy Value (such as those that may be associated with the Death Benefit), are paid from our General Account, any amounts that we may pay under the Policy in excess of Variable Account Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Policy when purchasing a Policy and making investment decisions.

We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to accounting principles generally accepted in the United States of America (“GAAP”). Our audited GAAP financial statements are incorporated by reference in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this Prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

THE VARIABLE ACCOUNT AND THE FUNDS

Protective Variable Life Separate Account

Protective Variable Life Separate Account is a separate investment account of Protective Life established under Tennessee law by the board of directors of Protective Life on February 22, 1995. The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act and is a "separate account" within the meaning of the federal securities laws.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's General Account. You assume all of the investment risk for premiums and Policy Value allocated to the Sub-Accounts. Your Policy Value in the Sub-Accounts is part of the assets of the Variable Account. Assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that Protective Life conducts. Protective Life may transfer to its General Account any assets of the Variable Account which exceed the reserves and other contract liabilities of the Variable Account (which are always at least equal to the aggregate Variable Account Values under the Policies). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the reserves and other contract liabilities related to the Policies. Protective Life is obligated to pay all benefits provided under the Policies.

The Variable Account is divided into Sub-Accounts. The income, gains or losses, whether or not realized, from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to any other income, gains or losses of Protective Life. Each Sub-Account invests exclusively in shares of a corresponding Fund. Therefore, the investment experience of your Policy depends on the experience of the Sub-Accounts you select. In the future, the Variable Account may include other Sub-Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus.

The Funds

Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies:

Fund	Fund Manager/ Investment Adviser	Subadvisors
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
American Funds Insurance Series	Capital Research and Management
Fidelity Variable Insurance Products	Fidelity Management & Research Company	FMR Co., Inc. Strategic Advisors, Inc. Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin U.S. Government Securities VIP Fund and the Templeton Global Bond VIP Fund	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund and the Franklin Small Cap Value VIP Fund	Franklin Advisory Services, LLC
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management L.P.
Invesco V.I. Balanced Risk Allocation Fund	Invesco Advisers, Inc.	Invesco Asset Management Deutschland GmbH
Legg Mason Partners Variable Equity Trust	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC
MFS Variable Insurance Trust	MFS Investment Management
MFS Variable Insurance Trust II (the "MFS II Funds")	MFS Investment Management
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company, LLC.	Research Affiliates, LLC
Royce Capital Fund	Royce & Associates, LLC
Templeton Foreign VIP Fund	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund	Templeton Global Advisors Limited
Vanguard Variable Insurance Funds	The Vanguard Group, Inc.

Shares of these Funds are only offered to:

  the Variable Account;
  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;
  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and
  certain qualified retirement plans.

For a discussion of the potential conflicts of interest that may arise as a result of the sale of Fund shares to separate accounts that support variable annuity contracts, variable life insurance policies and certain qualified pension and retirement plans as well as the sale of Fund shares to the separate accounts of insurance companies that are not affiliated with Protective Life, see the prospectuses for the Funds. Fund shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund, Series I Shares(1)

This Fund seeks capital growth.

Invesco V.I. American Value Fund, Series II Shares

This Fund seeks long-term capital appreciation.

Invesco V.I. Balanced Risk Allocation Fund, Series II Shares(2)

The Fund seeks total return with a low to moderate correlation to traditional financial market indices.

Invesco V.I. Capital Appreciation Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)

This Fund seeks capital appreciation.

Invesco V.I. Comstock Fund, Series I Shares

This Fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Discovery Mid Cap Growth Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)

This Fund seeks capital growth.

Invesco V.I. Equity and Income Fund, Series II Shares

This Fund seeks both capital appreciation and current income.

Invesco V.I. Global Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Fund)

This Fund seeks capital appreciation.

Invesco V.I. Global Real Estate Fund, Series II Shares

This Fund seeks total return through growth of capital and current income.

Invesco V.I. Global Strategic Income Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Global Strategic Income Fund)

This Fund seeks total return.

Invesco V.I. U.S. Government Money Portfolio (formerly Invesco Oppenheimer V.I. Government Money Fund)

This Fund seeks income consistent with stability of principal.

You could lose money by investing in the Invesco V.I. U.S. Government Money Portfolio. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account Annual Expenses, the yield in the Sub-Account that invests in this Fund could be negative. If the yield in the Sub-Account becomes negative, Contract Value invested in the Sub-Account may decline.

Invesco V.I. Government Securities Fund, Series II Shares

The Fund seeks total return, comprised of current income and capital appreciation.

Invesco V.I. Growth and Income Fund, Series I Shares

This Fund seeks long-term growth of capital and income.

Invesco V.I. International Growth Fund, Series II Shares

This Fund seeks long-term growth of capital.

Invesco V.I. Main Street Fund, Series II Shares (formerly Invesco Oppenheimer V.I. Main Street Fund)

This Fund seeks capital appreciation.

Invesco V.I. Small Cap Equity Fund, Series II Shares

The Fund seeks long-term growth of capital.

American Funds Insurance Series®

IS Asset Allocation Fund, Class 2

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

IS Washington Mutual Investors Fund, Class 2

The Fund seeks to produce income and to provide an opportunity for growth of principal consistent with the sound common stock investing.

IS Global Growth Fund, Class 2

The Fund seeks to provide long-term growth of capital.

IS Global Small Capitalization Fund, Class 2

The Fund's investment objective is to provide long-term growth of capital.

IS Growth Fund, Class 2

The Fund seeks to provide growth of capital.

IS International Fund, Class 2

The Fund seeks to provide long-term growth of capital.

IS New World Fund®, Class 2

The Fund seeks long-term capital appreciation.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class(3)

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

VIP Freedom 2015 Portfolio, Service Class(3)

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom 2020 Portfolio, Service Class(3)

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class(3)

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

VIP Investment Grade Bond Portfolio, Service Class

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio, Service Class

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin DynaTech VIP Fund, Class 2 (formerly Franklin Flex Cap Growth VIP Fund)

This Fund seeks capital appreciation. Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.

Franklin Income VIP Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.

Franklin Mutual Shares VIP Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Franklin Rising Dividends VIP Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of financially sound companies that have paid consistently rising dividends.

Franklin Small Cap Value VIP Fund, Class 2

This Fund seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.

Franklin U.S. Government Securities VIP Fund, Class 2

This Fund seeks income. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.

Templeton Developing Markets VIP Fund, Class 2

This Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in emerging markets investments.

Templeton Foreign VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond VIP Fund, Class 2

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, this Fund invests at least 80% of its net assets in debt securities of any maturity.

Templeton Growth VIP Fund, Class 2

This Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.

Goldman Sachs Variable Insurance Trust

Core Fixed Income Fund, Service Class

This Fund seeks a total return consisting of capital appreciation and income.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

International Equity Insights Fund, Service Class

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Service Class(4)

This Fund seeks long-term capital appreciation.

Mid Cap Value Fund, Service Class

This Fund seeks long-term capital appreciation.

Small Cap Equity Insights Fund, Service Class(5)

This Fund seeks long-term growth of capital.

Strategic Growth Fund, Service Class

This Fund seeks long-term growth of capital.

U.S. Equity Insights Fund, Service Class(5)

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Mid Cap Portfolio, Class II

This Fund seeks long-term growth of capital.

ClearBridge Variable Small Cap Growth Portfolio, Class II

This Fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio, Value Class

The Fund seeks high current income and the opportunity for capital appreciation to produce a high total return.

Dividend Growth Portfolio, Value Class

The Fund seeks current income and capital appreciation.

Fundamental Equity Portfolio, Value Class

The Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

Growth and Income Portfolio, Value Class(6)

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio, Value Class

The Fund seeks capital appreciation.

Mid-Cap Stock Portfolio, Value Class

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance Trust(7)

MFS® Growth Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Investors Trust Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® New Discovery Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Research Series, Initial Class Shares

This Fund seeks capital appreciation.

MFS® Total Return Bond Series, Service Class Shares

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

MFS® Total Return Series, Initial Class Shares

This Fund seeks total return.

MFS® Utilities Series, Initial Class Shares

This Fund seeks total return.

MFS® Value Series, Service Class Shares

This Fund seeks capital appreciation.

MFS® Variable Insurance Trust II(7)

MFS® Emerging Markets Equity Portfolio, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS® International Intrinsic Value Portfolio, Service Class Shares

This Fund's investment objective is to seek capital appreciation.

MFS® Massachusetts Investors Growth Stock Portfolio, Service Class Shares

This Fund seeks capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc.

VIF Global Real Estate Portfolio, Class II(8)

Seeks current income and capital appreciation.

PIMCO Variable Insurance Trust

All Asset Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Long-Term US Government Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Low Duration Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Real Return Portfolio, Advisor Class

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Short-Term Portfolio, Advisor Class

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Total Return Portfolio, Advisor Class

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital.

Vanguard Variable Insurance Fund

Vanguard VIF Equity Index Portfolio

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard VIF Mid-Cap Index Portfolio

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Vanguard VIF Real Estate Index Portfolio

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Vanguard VIF Total Bond Market Index Portfolio

The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Vanguard VIF Total Stock Market Index Portfolio

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

(1) Not available for Policies issued on or after November 2, 2009.

(2) Not available for the allocation of Purchase Payments or transfer of Policy Value effective May 1, 2012.

(3) Not available for Policies issued on or after November 2, 2009.

(4) Not available for Policies issued on or after May 1, 2012.

(5) Not available for Policies issued on or after November 2, 2009.

(6) Not available for Policies issued on or after May 1, 2012.

(7) Sub-Accounts investing in series of the MFS Variable Insurance Trust or MFS Variable Insurance Trust II are not available for Policies with applications signed on or after May 1, 2015.

(8) Not available for Policies issued on or after May 1, 2012.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your financial professional. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Net Premiums or transfers among the Sub-Accounts.

Selection of Funds

We select the Funds offered through the Policies based on several criteria, including the following:

  asset class coverage;
  the strength of the investment adviser's (or sub-adviser's) reputation and tenure;
  brand recognition;
  performance;
  the capability and qualification of each investment firm; and
  whether our distributors are likely to recommend the Funds to Policy Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive With Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Policies. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Policy Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant Policy Owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios.  Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Policy.

Each Model Portfolio invests different percentages of Policy Value in some or all of the Sub-Accounts under your Policy, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective Life, Milliman Financial Risk Management LLC ("Milliman"), a diversified financial services firm and registered investment adviser under the Investment Advisers Act of 1940, as amended, provides consulting services to Protective Life regarding the composition and review of the Model Portfolios and is compensated by Protective Life for doing so. There is no investment advisory relationship between Milliman and Owners with respect to the Model Portfolios. In the future, Protective Life may modify or discontinue its arrangement with Milliman, in which case Protective Life may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models. Protective Life does not provide investment advisory services in making the Model Portfolios or any other service or feature available under the Policy.

The available Model Portfolios may change from time to time. In addition, the target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts. We will provide written notice if the composition of a model portfolio changes, if there is a material change in our arrangement with Milliman, or if we cease offering asset allocation models altogether. We will not change your existing Policy Value or premium allocation or percentages in response to these changes, however, if you desire to change your Policy Value or premium allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing to the Home Office.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

  Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.
  Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.
  Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.
  Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

Other Information About the Funds

Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and (4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. These payments are made for various purposes, including payment for services provided and expenses incurred by us (and our affiliates) in promoting, marketing, distributing, and administering the Policies; and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees.  We receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance policies issued or administered by us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to us:
Fidelity Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
MFS® Variable Insurance Trust	0.25%
MFS® Variable Insurance Trust II	0.25%
Morgan Stanley Variable Insurance Fund, Inc.	0.25%
PIMCO Variable Insurance Trust	0.25%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0.25%
American Fund Insurance Series	0.25%

Payments From Advisers and/or Distributors.  We (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Funds other than 12b-1 fees. These payments are not paid out of Fund assets These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. See the Funds' prospectuses for more information. The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance policies issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.00% to 0.50% of Fund assets attributable to our variable insurance policies. The amount of the payments may be significant.

Other Payments.  A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Policies ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Policies, see "Distribution of the Policies."

Addition, Deletion, or Substitution of Investments

Protective Life may make additions to, deletions from, or substitutions for the shares that are held in or purchased by the Variable Account. If the shares of a Fund are no longer available for investment or further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares of that Fund and substitute shares of another Fund. Substituted Funds may have higher fees and expenses or may be available only to certain classes of purchasers. Protective Life will not substitute any shares without notice and any necessary approval of the SEC and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, which would each invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) or may be closed to certain classes of purchasers. Protective Life may prohibit the allocation of Net Premium and transfer of Policy Value to a Sub-Account.

If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Policy to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s), the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts, or its assets may be transferred to other Protective Life separate accounts, subject to any required Owner and/or regulatory approval. Protective Life may make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

Voting Fund Shares

Protective Life is the legal owner of Fund shares held by the Sub-Accounts and has the right to vote on all matters submitted to shareholders of the Funds. However, in accordance with applicable law, Protective Life will vote shares held in the Sub-Accounts at meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Sub-Accounts. Should Protective Life determine that it is permitted to vote such shares in its own right, it may elect to do so.

Protective Life will send or make available to Owners voting instruction forms and other voting materials (such as Fund proxy statements, reports and other proxy materials) prior to shareholders meetings. The number of votes as to which an Owner may give instructions is calculated separately for each Sub-Account and may include fractional votes.

An Owner holds a voting interest in each Sub-Account to which Variable Policy Value is allocated under his or her Policy. Owners only have voting interests while the Insured is alive. The number of votes for which an Owner may give instructions is based on the Owner's percentage interest of a Sub-Account determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of that Fund.

It is important that each Owner provide voting instructions to Protective Life because Shares as to which no timely instructions are received and shares held directly by Protective Life are voted by Protective Life in proportion to the voting instructions that are received with respect to all Policies participating in a Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item are applied to reduce the votes eligible to be cast on that item.

Protective Life may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove the investment management agreement or an investment advisory agreement. In addition, Protective Life may under certain circumstances disregard voting instructions that would require changes in the investment management agreement, investment manager, an investment advisory agreement or an investment adviser of one or more of the Funds, provided that Protective Life reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Protective Life ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report.

CHARGES AND DEDUCTIONS

This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses. On and after the Policy Anniversary when the Insured is age 121, we do not make any charges and deductions under the Policy, other than the interest charged on loans (if a loan is outstanding).

Premium Expense Charge

We deduct a premium expense charge from each premium you pay. The premium expense charge compensates us for certain sales and premium tax expenses associated with the Policies and the Variable Account. The premium expense charge is equal to 1.5% of each premium payment you make.

Monthly Deduction

Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your Policy. This amount is called the Monthly Deduction and equals the sum of:

  the cost of insurance charges;
  the monthly administration fees and charges;
  the mortality and expense risk charge;
  the sales charge; and
  any charges for supplemental riders.

If you do not select the Sub-Account(s) from which the Monthly Deduction is deducted, the Monthly Deduction, except for the mortality and expense risk charge, will be deducted from the Sub-Accounts and the Fixed Account pro-rata on the basis of the relative Policy Value. The mortality and expense risk charge will reduce only the Sub-Account Value.

The Owner may select the Sub-Accounts from which you want us to deduct the Monthly Deduction, other than the mortality and expense risk charge. However, if as of the date the Monthly Deduction is to be deducted, the value in any of the selected Sub-Accounts is less than the charge to be deducted from that Sub-Account, Protective Life will instead deduct the Monthly Deduction on a pro-rata basis from each Sub-Account and the Fixed Account under the Policy based on the unloaned Policy Value attributable to each Sub-Account and the Fixed Account. Protective Life deducts the mortality and expense risk charge prior to the deduction of the other charges that comprise the Monthly Deduction.

Cost of Insurance Charge.  This charge compensates Protective Life for the expense of underwriting the Death Benefit. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

The cost of insurance is equal to:

  the cost of insurance rate, multiplied by
  the Net Amount at Risk under the Policy for that Monthly Anniversary Day.

The Net Amount at Risk is equal to:

  the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option A (Level Death Benefit); or
  the Death Benefit minus the Policy Value, discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option B (increasing Death Benefit).

Anything that decreases Policy Value, such as negative investment experience or withdrawals, will increase the Net Amount at Risk and result in higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit Option chosen, withdrawals, and increases or decreases in Face Amount.

The cost of insurance charge for each increment of Face Amount is calculated separately to the extent a different cost of insurance rate applies. Because the Net Amount at Risk for Death Benefit Option A is equal to the Death Benefit less Policy Value, the entire Policy Value is applied first to offset the Death Benefit derived from the Initial Face Amount. Only if the Policy Value exceeds the Initial Face Amount is the excess applied to offset the portion of the Death Benefit derived from increases in Face Amount in the order of the increases. If there is a decrease in Face Amount after an increase, the decrease is applied first to decrease any prior increases in Face Amount, starting with the most recent increase.

Cost of Insurance Rates.  The cost of insurance rate for a Policy is based on and varies with the Issue Age, sex and rate class of the Insured and on the number of years that a Policy has been in force. Protective Life places Insureds in the following rate classes, based on underwriting: Preferred (ages 18-80) or Nontobacco (ages 0-80), or Select Preferred (ages 18-75), or Preferred Tobacco (ages 18-75) or Tobacco (ages 18-80), and substandard rate classes, which involve a higher mortality risk than these classes. Protective Life guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. The guaranteed rates for standard classes are based on the 2001 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Aggregate Smoker or Nonsmoker Mortality Rates ("2001 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of, or additions to, the 2001 CSO Tables.

Protective Life's current cost of insurance rates may be less than the guaranteed rates that are set forth in the Policy. Current cost of insurance rates will be determined based on Protective Life's expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. In determining current cost of insurance charges, we may consider a variety of factors, including those unrelated to mortality experience.

Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco standard class are generally lower than guaranteed rates for an Insured of the same age and sex in a tobacco standard class. Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco or tobacco standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.

Protective Life will also determine a separate cost of insurance rate for each increment of Face Amount above the Initial Face Amount based on the Policy duration and the Issue Age, sex and rate class of the Insured at the time of the request for an increase. The following rules will apply for purposes of determining the Net Amount at Risk for each rate class.

Protective Life places the Insured in a rate class when the Policy is issued, based on Protective Life's underwriting of the application. This original rate class applies to the Initial Face Amount. When an increase in Face Amount is requested, Protective Life conducts underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class (or the rate class of a previous increase), the rate class for the increase also will be applied to the Initial Face Amount and any previous increases in Face Amount beginning as of the effective date of the current increase. If the rate class for the increase has a higher cost of insurance rate than the original rate class (or the rate class of a previous increase), the rate class for the increase will apply only to the increase in Face Amount.

Protective Life does not conduct underwriting for an increase in Face Amount if the increase is requested as part of an exercise of any available guaranteed option to increase the Face Amount without underwriting. See "Supplemental Riders and Endorsements."

In the case of a term conversion, the rate class that applies is the same rate class that applied to the term contract, where applicable. In the case of a guaranteed option, the Insured's rate class for an increase will be the class in effect when the guaranteed option rider was issued.

  Cost of Insurance Charge Under a FCR. The cost of insurance charge is determined in a similar manner for the face amount under a FCR and for any increase in the face amount under a FCR. See "Death Benefits Proceeds - Additional Coverage From the Flexible Coverage Rider."
  Legal Considerations Relating to Sex — Distinct Premium Payments and Benefits. Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ.

Protective Life does, however, also offer Policies based on unisex mortality tables on Policies issued in Montana. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Protective Life may offer Policies with unisex mortality tables to such prospective purchasers.

Monthly Administration Fees.  We deduct a monthly administrative charge from your Policy Value to compensate us for issue and administrative costs. The monthly administrative charge is $8 per month. We also deduct a monthly administrative charge for the Initial Face Amount which is equal to a fee per $1,000 of Initial Face Amount per month for the first 20 Policy Years. The actual fee varies depending on the Insured's Issue Age, sex and rate classification and is set forth in your Policy. Representative administrative charges per $1,000 of Initial Face Amount for an Insured male non-tobacco at each specified Issue Age are set forth below:

Issue Age	Administrative Charge Per $1,000 of Initial Face Amount
35	$0.12
40	0.14
45	0.14
50	0.15
55	0.15
60	0.30
65	0.44
70	0.47
75	0.50

For the first twelve months following an increase in Face Amount, the monthly administrative fee will also include an administrative charge for the increase, based on the amount of the increase. The monthly administrative charge for an increase is equal to a fee per $1,000 of increase in Face Amount, which varies depending on Issue Age, sex, and rate classification of the Insured and is set forth in your Policy. Representative administrative charges per $1,000 of increase for an Insured male non-tobacco at each specified Issue Age are set forth below:

Issue Age	Administrative Charge per $1,000 Increase
35	$0.71
40	0.81
45	0.95
50	1.13
55	1.37
60	1.71
65	1.73
70	1.72
75	1.71

Supplemental Rider Charges. We deduct a monthly charge from your Policy Value to cover administrative expenses for any riders as part of the Monthly Deduction. See "Supplemental Riders and Endorsements."

Mortality and Expense Risk Charge.  We deduct a mortality and expense risk charge each month from your Policy Value. This charge compensates Protective Life for the mortality risk it assumes under the Policies. The mortality risk is that the Insureds will live for a shorter time than we project. The expense risk Protective Life assumes is that the expenses that we incur in issuing and administering the Policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against the Policies.

Protective Life deducts a monthly charge from assets in the Sub-Accounts attributable to the Policies. This charge does not apply to Fixed Account assets attributable to the Policies. The maximum monthly mortality and expense risk charge to be deducted is generally equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount. Protective Life reserves the right to charge less than the maximum charge. Currently, the monthly mortality and expense risk charge is 0%.

Transfer Fee

We allow you to make 12 free transfers of Policy Value each Policy Year. However, Protective Life may charge a $25 transfer fee on any additional transfers in a Policy Year to cover administrative expenses.We will give written notice thirty (30) days before we impose a transfer fee or limit the number of transfers. If the fee is imposed, it will be deducted from the amount requested to be transferred. If an amount is being transferred from more than one Sub-Account or the Fixed Account, the transfer fee will be deducted proportionately from the amount being transferred from each. Currently, Protective Life does not charge a transfer fee.

Surrender Charge (Contingent Deferred Sales Charge)

During the first 10 Policy Years, a Surrender Charge will be deducted from your Policy Value if: (1) the Policy is surrendered; (2) the Policy lapses at the end of a grace period or (3) the Initial Face Amount is reduced. The Surrender Charge is deducted before any Surrender Value is paid.

The Surrender Charge varies depending on Issue Age, sex and rate class of the Insured and is set forth in your Policy. Representative Surrender Charges per $1,000 of Initial Face Amount for the first Policy Year for an Insured male non-tobacco at each specified Issue Age are set forth below. The Surrender Charge decreases over the ten-year period (after which, there is no charge). For a decrease in the Initial Face Amount, the charge shown is per $1,000 of decrease.

Issue Age	Surrender Charge (First Year) per $1,000 of Initial Face Amount
30	$29.75
35	32.50
40	36.00
45	40.25
50	45.50
55	52.50
60	57.75
65	57.50
70	57.25
75	56.75

In the event of a decrease in the Initial Face Amount, the pro-rated Surrender Charge will be allocated to each Sub-Account and to the Fixed Account based on the proportion of Policy Value in each Sub-Account and in the Fixed Account. A Surrender Charge imposed in connection with a reduction in the Initial Face Amount reduces the remaining Surrender Charge that may be imposed in connection with a surrender of the Policy.

The purpose of the Surrender Charge is to reimburse Protective Life for some of the expenses incurred in the distribution of the Policies. Protective Life also deducts a premium expense charge for this purpose from each premium paid. See "Premium Expense Charge."

Protective Life reserves the right to charge less than the maximum surrender charge.

Withdrawal Charges

Protective Life will deduct an administrative charge upon a withdrawal. This charge is the lesser of 2% of the amount withdrawn or $25. This charge will be deducted from the Policy Value in addition to the amount requested to be withdrawn. See "Withdrawal Privilege" for rules for allocating the deduction.

Fund Expenses

The value of the net assets of each Sub-Account reflects the investment management fees and other expenses incurred by the corresponding Fund in which the Sub-Account invests. For further information, consult the Funds' prospectuses.

Other Information

  We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Policies. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Policy benefits through the fees and charges imposed under the Policies. See "Sale of the Policies" for more information about payments we make to the broker-dealers.

Corporate Purchasers or Eligible Groups

The Policy is available for individuals and for corporations and other institutions. For corporate or other group or sponsored arrangements, fee-only arrangements or clients of registered investment advisers purchasing one or more Policies, Protective Life may reduce the amount of the premium expense charge, monthly administration fee, or other charges where the expenses associated with the sale of the Policy or Policies or the underwriting or other administrative costs associated with the Policy or Policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase, a group or sponsored arrangement or arrangements, fee-only arrangements or clients of registered investment advisers.

TAX CONSIDERATIONS

The following discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Policy. The state and local tax consequences with respect to your Policy may be different than the federal tax consequences. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT — FEDERAL, STATE OR LOCAL — OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Tax Status of Protective Life

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of Protective Life, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, Protective Life is not taxed on investment income and realized capital gains of the Variable Account, although Protective Life's federal taxes are increased in respect of the Policies because of the federal tax law's treatment of deferred acquisition costs. Currently, a charge for federal income taxes is not deducted from the Sub-Accounts or the Policy's Cash Value. However, Protective Life does deduct a premium expense charge from each premium payment in all Policy Years in part to compensate us for the federal tax treatment of deferred acquisition costs. Protective Life reserves the right in the future to make a charge against the Variable Account or the Cash Values of a Policy for any federal, state, or local income taxes that we incur and determine to be properly attributable to the Variable Account or the Policy. Protective Life will promptly notify the Owner of any such charge.

Taxation of Insurance Policies

Tax Status of the Policies.  Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. While the requirements of this section of the Code are complex, and limited guidance has been provided from the Internal Revenue Service ("IRS") or otherwise, Protective Life believes that the Policy will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Policy will generally be excludable from the Beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) Protective Life, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified". If the Variable Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract for federal income tax purposes and the Owner would generally be taxed currently on the income on the contract (as defined in the tax law). Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment. In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Policy are similar to, but differ in certain respects from, the ownership rights described by the IRS in certain rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus were not currently taxable on the income and gains). For example, the Owner of this Policy has the choice of more investment options to which to allocate premium payments and Variable Account Values than were addressed in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, Protective Life does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Policy as necessary to attempt to prevent Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

The remainder of this discussion assumes that the Policy will be treated as a life insurance contract for federal tax purposes.

Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the Death Benefit Proceeds payable from a Policy by reason of the death of the Insured is excludable from gross income under Section 101 of the Code. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the Death Benefit Proceeds being taxable.

If the Death Benefit Proceeds are not received in a lump sum and are, instead, applied under either Settlement Options 1, 2, or 4, generally payments will be prorated between amounts attributable to the Death Benefit which will be excludable from the Beneficiary's income and amounts attributable to interest (accruing after the Insured's death) which will be includible in the Beneficiary's income. If the Death Benefit Proceeds are applied under Option 3 (Interest Income), the interest credited will be currently includible in the Beneficiary's income.

Accelerated death benefits paid under this Policy upon a terminal illness generally will be excludable from income under Section 101 of the Code. Certain exceptions apply for certain business-related policies.

Tax Deferral During Accumulation Period.  Under existing provisions of the Code, except as described below, any increase in an Owner's Policy Value is generally not taxable to the Owner unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a surrender of the Policy, an amount equal to the excess of the amount received over the "investment in the contract" will generally be includible in the Owner's income. The "investment in the contract" generally is the aggregate premiums paid less the aggregate amount previously received under the Policy to the extent such amounts received were excludable from gross income. Whether withdrawals (or other amounts deemed to be distributed) from the Policy constitute income to the Owner depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

Policies Not Owned by Individuals

In the case of Policies issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20 percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

Policies That Are Not MECs

Tax Treatment of Withdrawals Generally.  If the Policy is not a MEC (described below), the amount of any withdrawal from the Policy generally will be treated first as non-taxable recovery of premium and then as income from the Policy. Thus, a withdrawal from a Policy that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the withdrawal.

Certain Distributions Required by the Tax Law in the First 15 Policy Years.  As indicated above, Section 7702 of the Code places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, a change from one Death Benefit Option to the other, if withdrawals are made, and in certain other instances.

Tax Treatment of Loans.  If a Policy is not classified as a MEC, a loan received under the Policy generally will be treated as indebtedness of the Owner. As a result, no part of any loan under a Policy will constitute income to the Owner so long as the Policy remains in force. However in those situations where the interest rate credited to the Loan Account is identical (or nearly identical) to the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Policy lapses or is surrendered when a loan is outstanding, the amount of the loan outstanding will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includable in the Owner's income. As a result, the amount of your taxable income could increase by some or all of the outstanding loan. Also, there is uncertainty regarding the tax treatment of loans where the Policy has not lapsed due to operation of a lapse protection feature, including the BenefitGuard Residual Death Benefit Endorsement.

Generally, interest paid on any loans under this Policy will not be tax deductible. The non-deductibility of interest includes interest paid or accrued on indebtedness with respect to one or more life insurance policies owned by a taxpayer covering any individual who is or has been an officer or employee of, or financially interested in, any trade or business carried on by the taxpayer. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. In the case of interest paid in connection with a loan with respect to a Policy covering the life of any key person, interest is deductible only to the extent that the aggregate amount of loans under one or more life insurance policies does not exceed $50,000. Further, even as to such loans up to $50,000, interest would not be deductible if the Policy were deemed for federal tax purposes to be a single premium life insurance policy or, in certain circumstances, if the loans were treated as "systematic borrowing" within the meaning of the tax law. A "key person" is an individual who is either an officer or a 20 percent owner of the taxpayer. The maximum number of individuals who can be treated as key persons may not exceed the greater of (1) 5 individuals or (2) the lesser of 5 percent of the total number of officers and employees of the taxpayer or 20 individuals. Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Policy.

Policies That Are MECs

Characterization of a Policy as a MEC.  In general, a Policy will be considered a MEC for federal income tax purposes if (1) the Policy is received in exchange for a life insurance contract that was a MEC, or (2) the Policy is entered into on or after June 21, 1988 and premiums are paid into the Policy more rapidly than the rate defined by a "7-Pay Test". This test generally provides that a Policy will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Policy at any time during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Policy provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Policy (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during the 7-Pay period will affect the application of this test. Protective Life will monitor the Policies and will attempt to notify Owners on a timely basis if a Policy is in jeopardy of becoming a MEC. The Policy Owner may then request that Protective Life take whatever steps are available to avoid treating the Policy as a MEC, if that is desired.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.  If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premiums paid. Thus, withdrawals will be includible in income to the extent the Policy Value exceeds the investment in the contract. The amount of any Policy Debt will be treated as a withdrawal for tax purposes. Distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC. In addition, the discussion of interest on loans and of Lapses and surrenders while loans are outstanding under the caption "Policies That Are Not MECs" also applies to Policies which are MECs.

If the Owner assigns or pledges any portion of the Policy Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. If the entire Policy Value is assigned or pledged, subsequent increases in the Policy Value are also treated as withdrawals for as long as the assignment or pledge remains in place.The Owner's investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy treated as a MEC, an Owner should consult a tax advisor.

Penalty Tax.  Generally, proceeds of a surrender or a withdrawal (or the amount of any deemed withdrawal such as a loan, assignment, or pledge) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the Owner attains age 59-1/2, (2) because the Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Owner (or the joint lives or life expectancies of the Owner and his or her Beneficiary, as defined in the tax law).

Aggregation of Policies.  All life insurance contracts which are treated as MECs and which are purchased by the same person from Protective Life or any of its affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or a withdrawal (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.

Constructive Receipt Issues

The IRS could determine that an Owner is in constructive receipt of the Cash Value of the Policy if the Cash Value equals the Death Benefit, which can occur in some instances where the Insured is age 95 or older. If the Owner was determined to be in constructive receipt of the Cash Value, an amount equal to the excess of the Cash Value over the investment in the contract could be includible in the Owner's income at that time.

Section 1035 Exchanges

Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of a life insurance policy for another life insurance policy, endowment contract, annuity contract, or long-term care insurance contract, provided that certain requirements are met. If the Policy is being issued in exchange for another life insurance policy, the requirements that must be met to receive tax-free treatment under Section 1035 of the Code, include but are not limited to: (1) the policies must have the same insured, and (2) the exchange must occur through an assignment of your old policy to us or by a direct transfer of the account value of the old policy to us by the issuer of the old policy. If your old policy was a MEC the Policy will also be a MEC. You cannot exchange an endowment, annuity, or long-term care insurance contract for a life insurance policy tax-free.If any money or other property is received in the exchange (“boot”), gain (but not loss) will be recognized equal to the lesser of the gain realized on the exchange or the amount of the boot received. We accept Section 1035 exchanges of life insurance policies with outstanding loans. If the amount of the loan under the policy exchanged is greater than the amount of the loan under the policy issued in the exchange, the difference will be treated as boot and may result in the recognition of gain. Generally, the Policy will have the same investment in the contract as the exchanged policy. However, if boot is received in the exchange the investment in the contract will be adjusted. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

Actions to Ensure Compliance with the Tax Law

Protective Life believes that the maximum amount of premiums it has determined for the Policies will comply with the federal tax definition of life insurance. Protective Life will monitor the amount of premiums paid, and, if the premiums paid exceed those permitted by the tax definition of life insurance, Protective Life will immediately refund the excess premiums with interest to the extent required by the Code. Protective Life also reserves the right to increase the Death Benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of life insurance.

Other Considerations

Changing the Owner, designating an irrevocable beneficiary, exchanging the Policy, increasing the Face Amount, changing from one Death Benefit Option to another, and other changes under the Policy may have tax consequences (other than those discussed herein) depending on the circumstances of such change or withdrawal. In addition, special tax consequences may apply if you sell your Policy.

In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the insured or to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisers for guidance as to their application.

Estate, Gift and Generation-Skipping Transfer Tax Considerations

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each Owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. If this Policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Medicare Hospital Insurance Tax

A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the Policy as annuity payments pursuant to a settlement option prior to the death of the Insured, or (2) the proceeds of any sale or disposition of the Policy. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.

Federal Income Tax Withholding

In General.  Protective Life will withhold and remit to the federal government a part of the taxable portion of a surrender and withdrawal made under a Policy unless the Owner notifies Protective Life in writing and such notice is received at the Home Office at or before the time of the surrender or withdrawal that he or she elects not to have any amounts withheld. Regardless of whether the Owner requests that no taxes be withheld or whether Protective Life withholds a sufficient amount of taxes, the Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Owner may also be required to pay penalties under the estimated tax rules if the Owner's withholding and estimated tax payments are insufficient to satisfy the Owner's tax liability.

Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal withholding tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers or beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions (including taxable Death Benefit Proceeds) from life insurance policies at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a tax advisor regarding federal tax withholding with respect to distributions from a Policy.

FATCA Withholding

If the payee of a distribution (including the Death Benefit) from the Policy is a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Code as amended by the Foreign Account Tax Compliance Act ("FATCA"), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Policy or the nature of the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Policy.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS

The following supplemental riders and endorsements may be available to be added to your Policy subject to state availability. Monthly charges, if applicable, for these riders will be deducted from your Policy Value as part of the Monthly Deduction. See "Monthly Deduction." The supplemental riders and endorsements available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account. Additional rules and limits apply to these supplemental riders. Not all such riders may be available at any time, and supplemental riders in addition to those listed below may be made available. The Protected Insurability Benefit Rider, the Flexible Coverage Rider, and the Lapse Protection Extension Rider may only be purchased or added at the time the Policy is issued. The BenefitGuard Residual Death Benefit Endorsement and the Terminal Illness Accelerated Death Benefit Endorsement are automatically added to all Policies at the time of issue. The Policy Loan Endorsement is automatically added to Policies that transfer a carry-over loan under Section 1035 of the Internal Revenue Code. The Children’s Term Life Insurance Rider, the Accidental Death Benefit Rider, the Disability Benefit Rider, and the Term Rider for Covered Insured may be added at the time of Policy issue or after issue, subject to availability and additional underwriting.Please ask your Protective Life agent for further information, or contact the Home Office.

Lapse Protection Extension Rider. Provides for an extension to the lapse protection period under the Policy. The rider will double the length of the lapse protection provided by the Policy, as long as requirements for the payment of premiums are met.

Children's Term Life Insurance Rider. Provides a death benefit payable on the death of a covered child. More than one child can be covered. There is no cash value under this rider.

Accidental Death Benefit Rider. Provides an additional death benefit payable if the Insured's death results from certain accidental causes. There is no cash value under this rider.

Disability Benefit Rider. Provides for the crediting of a specified premium to a Policy on each Monthly Anniversary during the total disability of the Insured. After the Insured has been totally disabled (as defined in the rider) for six months, Protective Life will credit premiums to the Policy equal to the disability benefit amount shown in the Policy multiplied by the number of Monthly Anniversary Days that have occurred since the onset of total disability. Monthly Anniversary Days that occur more than one calendar year prior to the date that we receive a claim under a rider are not included for the purpose of this calculation. Subsequent to the time that the Insured has been totally disabled for six months, we will credit a premium equal to the disability benefit amount on each Monthly Anniversary Day. The Owner may change the disability benefit amount by Written Notice in Good Order received by Protective Life at the Home Office at any time before the Insured becomes totally disabled. Increases are subject to evidence of insurability.

Guaranteed Insurability Rider. (As of December 15, 2014, the Guaranteed Insurability Rider will no longer be available with the Protective Premiere III variable universal life product ("Premiere III"). Guaranteed Insurability Riders issued with Premiere III policies before December 15, 2014, will not be affected by this change). Provides the right to increase the Face Amount of your Policy under two options. The Option exercise date depends on the rider selected: Variable Option or Survivor's Choice. Under the Variable Option you can increase the Face Amount at designated future points in time (selected at issue) without evidence of insurability. Under the Survivor's Choice Option, you specify (at issue) a designated life (other than the Insured). When the designated person dies, the Owner has the option to increase the Face Amount without evidence of insurability.

Protected Insurability Benefit Rider. Provides the right to increase the Face Amount of your Policy at designated option dates at Insured's age 25, 28, 31, 34, 37 and 40 without evidence of insurability.

Flexible Coverage Rider (FCR). Provides an additional benefit payable on the death of the Insured of a Policy without increasing the Policy's Face Amount. Limitations on the amount of such coverage may apply. The FCR may be purchased at the time the Policy is issued. An FCR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). The Policy's lapse protection does not apply to the FCR. There is no cash or loan value under this rider. This rider is not available in New Jersey.

Term Rider for Covered Insured (CIR). Provides an additional death benefit payable on the death of a covered insured other than the Insured under the Policy. The CIR may be purchased at the time the Policy is issued (or later, subject to availability and additional underwriting). The rider is generally available only on the spouse or children of the Insured. A CIR may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to lapse). There is no cash or loan value under this rider.

BenefitGuard Residual Death Benefit Endorsement Provides a guarantee that the Policy will not lapse and the Death Benefit will be at least $10,000 as long as all of the following conditions are met:

  The Policy has been in force for at least 20 years;
  The Insured has attained at least age 65;
  Withdrawals in an amount equal to the total premiums paid have been taken;
  The Policy Debt is at least 99% of the Cash Value; and
  The Policy Debt exceeds the Face Amount of the Policy.
When all of the conditions are met, any riders on the Policy will be terminated and any Variable Account Value will be transferred to the Fixed Account. In addition, no further premium outlays, withdrawals, policy loans, Face Amount changes, and Death Benefit Option changes will be allowed. This endorsement will terminate if the Policy terminates. The BenefitGuard residual death benefit provision may be subject to state variations (although such variations are not material and all material features of this endorsement have been disclosed in this prospectus) and may not be available in all states. There is no charge for the BenefitGuard Residual Death Benefit Endorsement. Consult your registered representative and review the endorsement for complete limitations, terms and conditions. Protective does not make any representations regarding the tax treatment of loans where the Policy has not lapsed due to operation of a lapse protection feature, including the BenefitGuard feature. Please consult your tax advisor for more information.

Terminal Illness Accelerated Death Benefit Endorsement. The endorsement provides for an accelerated death benefit payment to the Owner if the Insured has a qualifying terminal illness and all of the terms and conditions of the endorsement are met. The accelerated death benefit is based on a portion of the current Face Amount and is subject to a maximum accelerated death benefit. There is no cost or charge for the endorsement. However, a lien equal to the accelerated death benefit payment is established against the policy and accumulates interest.

The primary impact of the lien and any accumulated interest is a reduction in the amount of the death benefit by the amount of the lien plus accumulated interest. The lien also reduces the amount available for loans and withdrawals. Consult your sales representative and review the endorsement for limitations, terms and conditions.

Cash Value Accumulation Test Endorsement. Provides an alternative death benefit based on the cash value accumulation test for the Policy under the Internal Revenue Code. The endorsement may impact the amount of premium payments that may be made and alters the calculation of the Death Benefit from the guideline premium compliance test.

Policy Loan Endorsement. Provides for carry-over loans on policies transferred to the Company under Section 1035 of the Internal Revenue Code. This endorsement is not available in New Jersey.

EXCHANGE PRIVILEGE

The Company is offering, where allowed by law, to Owners of certain existing life policies (the "Existing Life Policy" and/or "Existing Life Policies") issued by the opportunity to exchange such a life policy for this Policy. The Company reserves the right to modify, amend, terminate or suspend the Exchange Privilege at any time or from time to time. Owners of Existing Life Policies may exchange their Existing Life Policies for this Policy. Owners of Existing Life Policies may also make a partial or full surrender from their Existing Life Policies and use the proceeds to purchase this Policy. All charges and deductions described in this Prospectus are equally applicable to Policies purchased in an exchange. All charges and deductions may not be assessed under an Existing Life Policy in connection with an exchange, surrender, or partial surrender of an Existing Life Policy.

The Policy differs from the Existing Life Policies in many significant respects. Most importantly, the Policy Value under this Policy may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, the policy values under the Existing Life Policies always reflect interest credited by the Company. While a minimum rate of interest (typically 4 or 4.5%) is guaranteed, the Company in the past has credited interest at higher rates. Accordingly, policy values under the Existing Life Policies reflect changing current interest rates and do not vary with the investment performance of a Variable Account.

The Policy also differs from the Existing Policies with respect to the Death Benefit. The Death Benefit payable under the Existing Policies is either a specified fixed dollar amount or a specified fixed dollar amount plus policy cash value, with policy cash value equal to premium payments under the Existing Policy credited at a specified rate(s) of interest, less charges. However, unlike the death benefit payable under an Existing Policy, the Death Benefit under the Policy may reflect changes in Variable Account Value as part of Policy Value. If the Guideline Premium Limitation/Cash Value Corridor Test applies to the Policy, under Death Benefit Option A, the Death Benefit will vary with the Policy Value whenever the Policy Value multiplied by the applicable specified percentage is greater than the Face Amount. If the Cash Value Accumulation Test applies to the Policy, under Death Benefit Option A, the Death Benefit will vary with the Policy Value whenever the minimum death benefit is greater than the Face Amount. If either test applies, under Death Benefit Option B, the Death Benefit will always vary with Policy Value. The death benefits under the Existing Policies do not reflect of the investment performance of a variable separate account of Protective Life.

There are other significant differences between the Policy and the Existing Life Policies. For example, under the Policy, there are additional fees and expenses, such as transfer fees, and mortality and expense risk charges which may be assessed, as well as underlying fund expenses. None of those fees and expenses are assessed under the Existing Life Policies. The lapse protection guarantee under the Policy may be for a shorter or longer period than the lapse protection guarantee under the particular Existing Policy that may be exchanged for the Policy. In addition, the sale of the Policy is subject to regulation by the U.S. Securities and Exchange Commission and the Financial Industry Regulatory Authority, but the Existing Life Policies are not. Both the Policies and the Existing Life Policies are subject to regulation by the insurance departments of the states in which they are sold.

A table which generally summarizes the different charges under the respective policies is as follows. For more complete details owners of Existing Life Policies should refer to their policy forms for a complete description. For more information on guaranteed charges for the Policy, see "Charges and Deductions."

	Existing Life Policy	Policy
Sales Charges/Premium Expense Charge	Ranges from 0% to 12% of premium payments in all policy years. The premium expense charge can vary by age.	1.5% of each premium payment in all Policy Years.
Administrative Fees	Ranges from $4 to $5 monthly.	$8 per month in all Policy Years and a fee per $1,000 of Initial Face Amount per month for the first 20 Policy Years that varies based on the Insured's Issue Age, sex and underwriting class.
Mortality and Expense Charges	None	A monthly charge equal to 0.075% multiplied by the Variable Account Value, which is equivalent to annual rate of 0.90% of such amount; there is currently no charge. (State variations apply.)
Withdrawal Charges	$25	The lesser of $25 or 2% of the withdrawal amount requested.
Monthly Deductions	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) (3) any charges for supplemental riders (applies to Existing Life Policies which are universal life plans).	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (see above) (3) monthly mortality and expense charges (see above) and (4) any charges for supplemental riders.
Surrender Charges	Surrender charges vary by policy type and are incurred during a surrender charge period which ranges from 0 years up to 19 years.	A declining deferred sales charge per $1,000 of Initial Face Amount is assessed on surrender charges during the first 10 Policy Years.
Guaranteed Interest Rate	Ranges from 3% to 5%.	Only Fixed Account: 1%

Effects of the Exchange Offer
  The Policy will be issued to Existing Life Policy Owners. Evidence of insurability may be required.
  If an Existing Life Policy Insured is within current issue age limits, the Owner may carry over existing riders if available with the Policy. Evidence of insurability may be required. An increase or addition of riders will require full evidence of insurability.
  The Contestable and Suicide provisions in the Policy will begin again as of the effective date of the exchange, if evidence of insurability is required. If evidence of insurability is not required on the exchange, the Contestable and Suicide provisions will not begin again.

Owners of Existing Life Policies should carefully consider whether it will be advantageous to replace an Existing Life Policy with a Policy. It may not be advantageous to exchange an Existing Life Policy for a Policy (or to surrender in full or in part an Existing Life Policy and use the surrender or partial surrender proceeds to purchase a Policy). Replacement of existing insurance with the Policy may reduce or otherwise change existing Policy Benefits. Additional fees and charges also may apply.

Tax Matters.

The Company believes that an exchange of an Existing Life Policy for a Policy generally should be treated as a nontaxable exchange within the meaning of Section 1035 of the Internal Revenue Code.

A Policy purchased in exchange will generally be treated as a newly issued contract as of the effective date of the Policy. This could have various tax consequences. See "Tax Considerations."

If you surrender your Existing Life Policy in whole or in part and after receipt of the proceeds you use the surrender proceeds or partial surrender proceeds to purchase a Policy, it will not be treated as a non-taxable exchange. The surrender proceeds will generally be includible in income.

Owners of Existing Life Policies should consult their tax advisers before exchanging an Existing Life Policy for this Policy, or before surrendering in whole or in part their Existing Life Policy and using the proceeds to purchase this Policy.

USE OF THE POLICY

Life insurance, including variable life insurance, can be used to provide for many individual and business needs, in addition to providing a death benefit. Possible applications of a variable life insurance policy, such as this Policy include: (1) serving as vehicle for accumulating funds for a college education, (2) estate planning, (3) serving as an investment vehicle on various types of deferred compensation arrangements, (4) buy-sell arrangements, (5) split dollar arrangements, and (6) a supplement to other retirement plans.

As with any investment, using this Policy under these or other applications entails certain risks. For example, if investment performance of Sub-Accounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate Cash Value or Surrender Value sufficient to adequately fund the application for which the Policy was purchased. Similarly, certain transactions under a Policy entail risks in connection with the application for which the Policy is purchased. Withdrawals, Policy loans and interest paid on Policy loans may significantly affect current and future Policy Value, Cash Value, Surrender Value or Death Benefit Proceeds. If, for example, a Policy loan is taken but not repaid prior to the death of the Insured, the Policy Debt is subtracted from the Death Benefit in computing the Death Benefit Proceeds to be paid to a Beneficiary.

Prior to utilizing this Policy for the above applications, you should consider whether the anticipated duration of the Policy is appropriate for the application for which you intend to purchase it.

In addition, you need to consider the tax implications of using the Policy with these applications. The tax implications of using this Policy with these applications can be complex and generally are not addressed in the discussion of "Tax Considerations" above. Loans and withdrawals will affect the Policy Value and Death Benefit. There may be penalties and taxes if the Policy is surrendered, lapses, matures or if a withdrawal or a loan is made. Because of these risks, you need to carefully consider how you use this Policy. This Policy may not be suitable for all persons, under any of these applications.

STATE VARIATIONS

The Prospectus and SAI describe all material rights, benefits and obligations under the Policy. Any material state variations in the Policy are covered in this Prospectus and in a state specific policy form for use in that state. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Home Office or your sales representative.

SALE OF THE POLICIES

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Policies on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Policies. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly owned subsidiary of PLC, is an affiliate of Protective Life, and its home office shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member firm of the Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Policies directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI (collectively, "Selling Broker-Dealers") for the sale of the Policies. Registered representatives of the Selling Broker-Dealers sell the Policies directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Policies.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Policies. However, we pay IDI a fee to cover some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable life policies, including the Policies, which IDI passed along directly to the Selling Broker-Dealers.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2018	$7,510,893
December 31, 2019	$8,251,305
December 31, 2020	$ 6,870,488

We offer the Policies on a continuous basis. While we anticipate continuing to offer the Policies, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions to all Selling Broker-Dealers and provide some form of non-cash compensation to some Selling Broker-Dealers in connection with the promotion and sale of the Policies. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Policies, including any profit from the mortality and expense risk charge. Commissions and other incentives or payments described below are not charged directly to Policy Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policies.

Compensation Paid to All Selling Broker-Dealers.  We pay commissions as a percentage of initial and subsequent premium payments at the time we receive them, as a percentage of Policy Value on an ongoing basis, or a combination of both. Registered representatives may be paid commissions by their selling firms on Policies they sell based on premiums paid in amounts up to approximately 105% of a targeted first year premium payment. A targeted first year premium payment is approximately equal to your minimum initial premium on an annual basis. For premiums paid in the first Policy Year which exceed this targeted amount, registered representatives may receive up to 4.5% on premiums in excess of target. For premiums received during Policy Years two through ten, the registered representatives may be paid up to 5.0% on premiums. After the first ten Policy Years registered representatives may be paid up to 1.00% on premiums received and 0.25% on unloaned Policy Value. In the normal course of business, we also provide non-cash compensation in connection with the promotion of the Policies, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events, in accordance with all applicable federal and state rules, including FINRA’s non-cash compensation rules.

The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers.  In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation in the form of marketing allowances and "revenue sharing" to selected Selling Broker-Dealers. These payments may be made through IDI. These payments may be (1) additional amounts as a percentage of premium payments and/or premiums we receive on our variable insurance products, and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products. Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new premium payments and/or premiums and/or maintaining a specified amount of contract and policy value with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation provide preferential treatment with respect to our products in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker- Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products than for selling non-preferred products.

In 2020, we paid additional asset-based compensation to the Selling Broker-Dealers Advisor Group, Aria, Cetera, DPL Financial Partners, Edward Jones, Ladenburg, LPL Financial, Raymond James and Stifel in connection with the sale of our variable insurance products (including the Policies). These payments ranged from $187 to $10,568,732 in total.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed specifically to encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation provides Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Policies) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Policies), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer.  In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, PLC, pay some of the operating and other expenses of ProEquities, Inc., and may contribute capital to ProEquities, Inc. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by PLC.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Protective Life's or the Variable Account's financial position.

We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting, and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Death Master File to identify deceased insureds and contract Owners. In addition, we are the subject of a multistate market conduct examination with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties, and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that result from these examinations will have a material adverse impact on the Variable Account, on IDI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policy.

FINANCIAL STATEMENTS

The audited statements of assets and liabilities of the subaccounts of Protective Variable Life Separate Account as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated into the Statement of Additional Information by reference to the Variable Account’s Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021.

The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner’s equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated into the Statement of Additional Information by reference to the Variable Account’s most recent Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021.

GLOSSARY

"We", "us", "our", "Protective Life", and "Company"
Refer to Protective Life Insurance Company. "You", "your" and "Owner" refer to the person(s) who have been issued a Policy.

Attained Age
The Insured's age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.

Cancellation Period
Period shown in the Policy during which the Owner may exercise the cancellation privilege and return the Policy for a refund.

Cash Value
Policy Value minus any applicable Surrender Charge.

Death Benefit
The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.

Death Benefit Option
One of two options that an Owner may select for the computation of Death Benefit Proceeds, Face Amount (Option A, Level), or Face Amount Plus Policy Value (Option B, Increasing).

Death Benefit Proceeds
The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any death benefit under any rider to the Policy less (1) any Policy Debt (2) any liens for payments made under an accelerated death benefit rider or endorsement plus accrued interest and (3) less any unpaid Monthly Deductions if the Insured dies during a grace period.

Due Proof of Death
Receipt at our Home Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.

Face Amount
A dollar amount selected by the Owner and shown in the Policy on the Policy Specifications Page or Supplemental Policy Specifications Page. The minimum Face Amount permitted under the Policy is $100,000.

FCR
The Flexible Coverage Rider.

Fixed Account
Part of Protective Life's General Account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.

Fixed Account Value
The Policy Value in the Fixed Account.

Fund
A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests.

Good Order ("good order")
A request or transaction generally is considered in "Good Order" if we receive it at our Administrative Office within the time limits, if any, we prescribe for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; evidence of insurability; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of the Policy Owner (exactly as indicated on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to premium payments, Good Order also generally includes receipt by one of us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have questions, you should contact us or your financial professional before submitting the form or request.

Home Office
2801 Highway 280 South, Birmingham, Alabama 35223.

Initial Face Amount
The Face Amount on the Policy Effective Date.

Insured
The person whose life is covered by the Policy.

Issue Age
The Insured's age as of the nearest birthday on the Policy Effective Date.

Issue Date
The date the Policy is issued.

Lapse
Termination of the Policy at the expiration of the grace period while the Insured is still living.

Loan Account
An account within Protective Life's General Account to which Fixed Account Value and/or Variable Account Value is transferred as collateral for Policy loans.

Minimum Monthly Premium
For Policies issued on Insured's Issue Age through 80, the cumulative minimum amount of premium payments (net of any Policy Debt or withdrawals) that must be paid in order for the Policy's lapse protection to remain in effect.

Monthly Anniversary Day
The same day in each month as the Policy Effective Date.

Monthly Deduction
The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Specifications Page of the Policy.

Net Amount at Risk
The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option A (Level Death Benefit); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option B (Increasing Death Benefit).

Net Premium
A premium payment minus the applicable premium expense charges.

Policy Anniversary
The same day and month in each Policy Year as the Policy Effective Date.

Policy Debt
The sum of all outstanding policy loans plus accrued interest.

Policy Effective Date
The date shown in the Policy as of which coverage under the Policy begins.

Policy Value
The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.

Policy Year
Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.

Sub-Account
A separate division of the Variable Account established to invest in a particular Fund.

Sub-Account Value
The Policy Value in a Sub-Account.

Surrender Charge
A contingent deferred sales charge deducted from the Policy Value if the Policy is surrendered, Lapses, or the Initial Face Amount is decreased during the first 10 Policy Years.

Surrender Value
The Cash Value minus any outstanding Policy Debt and any liens for payments made under an accelerated death benefit rider or endorsement plus accrued interest.

Valuation Day
Each day the New York Stock Exchange and the Home Office are open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.

Valuation Period
The period commencing with the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Variable Account
Protective Variable Life Separate Account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.

Variable Account Value
The sum of all Sub-Account Values.

Written Notice
A notice or request submitted in writing in a form satisfactory to Protective Life and received at the Home Office via U.S. postal service or nationally recognized overnight delivery service.

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

Examples of Death Benefit Computations Under Options A and B (Guideline Premium Limitation Test Example)

Option A Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option A, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $40,000, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to Policy Value above $40,000 will increase the Death Benefit by $2.50. A Policy with a $100,000 Face Amount and a Policy Value of $50,000 will provide Death Benefit of $125,000 ($50,000 x 250%); a Policy Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 185%. The Death Benefit would not exceed the $100,000 Face Amount unless the Policy Value exceeded approximately $54,055 (rather than $40,000), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $1.85 (rather than $2.50).

Option B Example.  For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. Under Option B, a Policy with a Face Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $10,000 will have a Death Benefit of $110,000 ($100,000 + $10,000); a Policy Value of $20,000 will provide a Death Benefit of $120,000 ($100,000 + $20,000). The Death Benefit, however, must be at least 250% of the Policy Value. As a result, if the Policy Value exceeds $66,666, the Death Benefit will be greater than the Face Amount plus Policy Value. Each additional dollar of Policy Value above $66,666 will increase the Death Benefit by $2.50. A Policy with a Face Amount of $100,000 and a Policy Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%); a Policy Value of $80,000 will provide a Death Benefit of $200,000 ($80,000 x 250%).

Similarly, any time Policy Value exceeds $66,666, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $75,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $187,500. If at any time, however, Policy Value multiplied by the Face Amount percentage is less than the Face Amount plus the Policy Value, then the Death Benefit will be the current Face Amount plus Policy Value of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than under 40), the Face Amount factor would be 185%. The amount of the Death Benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,666), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $1.85 (rather than $2.50).

Table of Face Amount Percentages

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243%	51	178%	61	128%	71	113%
42	236%	52	171%	62	126%	72	111%
43	229%	53	164%	63	124%	73	109%
44	222%	54	157%	64	122%	74	107%
45	215%	55	150%	65	120%	75-90	105%
46	209%	56	146%	66	119%	91	104%
47	203%	57	142%	67	118%	92	103%
48	197%	58	138%	68	117%	93	102%
49	191%	59	134%	69	116%	94	101%
						95+	100%

Examples of Death Benefit Computations Under Options A and B (Cash Value Accumulation Test Example)

Option A Example.  For purposes of this example, assume that the Insured is a male, standard nontobacco class and the Insured's Attained Age is 40 and that there is no outstanding Policy Debt or liens. Under Option A, a Policy with a $100,000 Face Amount will generally pay $100,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 343% of the Policy Value, any time that the Policy Value exceeds $29,154, the Death Benefit will exceed the $100,000 Face Amount. Each additional dollar added to Policy Value above $29,154 will increase the Death Benefit by $3.43. A Policy with a $100,000 Face Amount and a Policy Value of $50,000 will provide Death Benefit of $171,500 ($50,000 x 343%); a Policy Value of $60,000 will provide a Death Benefit of $205,800 ($60,000 x 343%); a Policy Value of $70,000 will provide a Death Benefit of $240,100 ($70,000 x 343%).

Similarly, so long as Policy Value exceeds $29,154, each dollar taken out of Policy Value will reduce the Death Benefit by $3.43. If, for example, the Policy Value is reduced from $35,000 to $29,154 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $120,050 to $100,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than 40), the specified amount factor would be 291%. The Death Benefit would not exceed the $100,000 Face Amount unless the Policy Value exceeded approximately $34,364 (rather than $29,154), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $2.91 (rather than $3.43).

Option B Example.  For purposes of this example, assume that the Insured is a male, standard nontobacco class and the Insured's Attained Age is 40 and that there is no outstanding Policy Debt or liens. Under Option B, a Policy with a Face Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Policy Value. Thus, for example, a Policy with a Policy Value of $10,000 will have a Death Benefit of $110,000 ($100,000 + $10,000); a Policy Value of $20,000 will provide a Death Benefit of $120,000 ($100,000 + $20,000). The Death Benefit, however, must be at least 343% of the Policy Value. As a result, if the Policy Value exceeds $41,153, the Death Benefit will be greater than the Face Amount plus Policy Value. Each additional dollar of Policy Value above $41,153 will increase the Death Benefit by $3.43. A Policy with a Face Amount of $100,000 and a Policy Value of $50,000 will provide a Death Benefit of $171,500 ($50,000 x 343%); a Policy Value of $60,000 will provide a Death Benefit of $205,800 ($60,000 x 343%).

Similarly, any time Policy Value exceeds $41,153, each dollar taken out of Policy Value will reduce the Death Benefit by $3.43. If, for example, the Policy Value is reduced from $80,000 to $75,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $274,400 to $257,250. If at any time, however, Policy Value multiplied by the Face Amount percentage is less than the Face Amount plus the Policy Value, then the Death Benefit will be the current Face Amount plus Policy Value of the Policy.

The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than 40), the Face Amount factor would be 291%. The amount of the Death Benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $52,356 (rather than $41,153), and each dollar then added to or taken from the Policy Value would change the Death Benefit by $2.91 (rather than $3.43).

To learn more about the Policy, you should read the SAI dated the same date as this Prospectus. The SAI contains more detailed information about the Policy than is contained in this Prospectus. The Table of Contents for the SAI appears on the last page of this Prospectus. Personalized illustrations of Death Benefits, Cash Value, and Policy Values are available without charge. For a free copy of the SAI, to receive personalized illustrations, and to request other information about the Policy please contact Brokerage Life Services at the toll-free telephone number shown on the cover. To request an SAI by mail, please tear off, complete and return this form to Protective Life's Brokerage Life Services Division customer service at the address shown on the cover.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Please send me a free copy of the SAI for the Protective Premiere III Policy.

Name:

Address:

City, State, Zip:

Daytime Telephone Number:

Investment Company Act of 1940 Registration File No. 811-7337

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

PROTECTIVE LIFE INSURANCE COMPANY
(Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(800) 265-1545

STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable and Fixed Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable and fixed life insurance policy (the "Policy") offered by Protective Life Insurance Company ("Protective Life"). The Policy is issued to individuals. This SAI is not a prospectus, and should be read together with the Prospectus for the Policy dated May 1, 2021 and the prospectuses for the Funds. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL POLICY INFORMATION

Limits on Policy Rights

Incontestability. Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider, after the Policy or rider has been in force during the Insured's lifetime for two years from the Policy Effective Date or the effective date of the rider. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Insured dies by suicide within two years after an increase in Face Amount, the Death Benefit with respect to the increase will be limited to the sum of the monthly cost of insurance charges made for that increase.

Misstatement of Age or Sex

If the Insured's age or sex has been misstated in the application for the Policy or in any application for supplemental riders, the Death Benefit under the Policy or such supplemental riders is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders, at the correct age and sex.

Settlement Options

The following settlement options may be elected.

Option 1 — Payment for a Fixed Period. Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

Option 2 — Life Income with Payments for a Guaranteed Period. Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

Option 3 — Interest Income. Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will never be less than 1% per year.

Option 4 — Payments for a Fixed Amount. Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but will never be less than 1% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

Minimum Amounts. Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life's option.

Other Requirements. Settlement options must be elected by Written Notice received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured's lifetime; beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date the due proof of death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is the effective date of the surrender.

If Protective Life has available, at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.

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ILLUSTRATIONS

We may provide illustrations for Death Benefit, Policy Value, and Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and are not a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your policy account value will depend on factors such as the amounts you allocate to particular Funds, the amounts deducted for the Policy's monthly charges, the Funds' expense ratios, and your policy loan and partial withdrawal history.

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon the proposed insured's age and underwriting class, face amount, planned premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one illustration during a Policy Year.

ADDITIONAL INFORMATION

CEFLI

Protective Life is a member of the Compliance & Ethics Forum for Life Insurers ("CEFLI"), and as such may include the CEFLI logo and information about CEFLI membership in Protective advertisements. Companies that belong to CEFLI subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Other Investors in the Funds

Shares of the Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Fidelity Variable Insurance Products, Lord Abbett Series Fund, Inc., Goldman Sachs Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, American Funds Insurance Series and Northern Lights Variable Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise among and between the interests of Policy Owners and other of the Fund's various investors. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another Fund. The board of directors (or trustees) of each of the Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products, Lord Abbett Series Fund, Inc., Goldman Sachs Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust and Vanguard Variable Insurance Funds monitors events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Assignment

The Policy may be assigned in accordance with its terms. An assignment is binding upon Protective Life only if it is in writing and filed at the Home Office. Once Protective Life has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. Protective Life assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Policy Debt and any liens. An assignment may result in certain amounts being subject to income tax and a 10% penalty tax. (See "Tax Considerations" in the prospectuses.)

State Regulation

Protective Life is subject to regulation by the Department of Insurance of the State of Tennessee, which periodically examines the financial condition and operations of Protective Life. Protective Life is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

Protective Life is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

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Reports to Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: the Death Benefit; Policy Value; Fixed Account Value; Variable Account Value; Loan Account Value; Sub-Account Values; premiums paid since the last report; withdrawals since the last report; any Policy loans and accrued interest; Surrender Value; current Net Premium allocations; charges deducted since the last report; any liens and accrued interest; and any other information required by law. You will also be sent an annual and a semi-annual report for each Fund underlying a Sub-Account to which you have allocated Policy Value, including a list of the securities held in each Fund, as required by the Investment Company Act of 1940. In addition, when you pay premiums or request any other financial transaction under your Policy you will receive a written confirmation of these transactions.

Legal Matters

Eversheds Sutherland (US) LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

Experts

The financial statements of the subaccounts, which comprise Protective Variable Life Separate Account as of December 31, 2020, and for each of the years or periods in the two-year period then ended, have been incorporated by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The consolidated financial statements and schedules of Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and for the years then ended, have been incorporated by reference in this Statement of Additional Information in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2020 financial statements refers to a change in accounting principle due to the adoption of Accounting Standards Codification (ASC) Topic 326, Financial Instruments - Credit Losses.

The business address for KPMG LLP is 420 20th Street North, Suite 1800, Birmingham, Alabama 35203.

The consolidated financial statements and schedules of Protective Life Insurance Company and subsidiaries for the year ended December 31, 2018 have been incorporated by reference in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 569 Brookwood Village Suite 851, Birmingham, Alabama 35209.

Reinsurance

The Company may reinsure a portion of the risks assumed under the Policies.

Additional Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectuses and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, DC 20549. The instruments may also be accessed using the SEC's website at http://www.sec.gov.

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Financial Statements

The audited statements of assets and liabilities of the subaccounts of Protective Variable Life Separate Account as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods presented as well as the Report of the Independent Registered Public Accounting Firm is incorporated by reference to the Variable Account’s Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021.

The audited consolidated balance sheets for Protective Life Insurance Company and subsidiaries as of December 31, 2020 and 2019, and the related consolidated statements of income, comprehensive income (loss), shareowner's equity and cash flows for each of the years in the three-year period ended December 31, 2020 as well as the Reports of Independent Registered Public Accounting Firms are incorporated by reference to the Variable Account's Form N-VPFS, File No. 811-7337, filed with the SEC on April 28, 2021. Protective Life's consolidated financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in The Protective Variable Life Separate Account.

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PART C

OTHER INFORMATION

Item 26. Exhibits.

1. Resolution of the Board of Directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

2. Not Applicable

3. (a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

3. (a) (i) Amendment I to the Underwriting Agreement (PLICO and IDI) is incorporated herein by reference to to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

3. (a) (ii) Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

3. (a) (iii) Second Amended Distribution agreement between IDI and PLICO, as Revised June 1, 2018 is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

3. (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the N-6 Registration Statement (File No. 333-232740), filed with the Commission on July 19, 2019.

4. (a) Form of Premiere II Contract (for Policies Applied for before June 1, 2003) is incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-52215), filed with the Commission on May 8, 1998.

4. (a) (i) Form of Premiere II Contract (for Policies Applied for on or after June 1, 2003) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

4. (a) (ii) Premiere III Contract is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on August 15, 2008.

4. (b) Children’s Term Life Rider is incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on August 4, 1995.

4. (c) Accidental Death Benefit Rider is incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on August 4, 1995.

4. (d) Disability Benefit Rider is incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on August 4, 1995.

4. (e) Guaranteed Insurability Rider is incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on August 4, 1995.

4. (f) Protected Insurability Benefit Rider is incorporated herein by reference to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on August 4, 1995.

4. (g) Term Rider for Covered Insured is incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-52215), as filed with the Commission on May 8, 1998.

4. (h) Policy Value Credit Endorsement (for Premiere II Policies Applied for before June 1, 2003) is incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-52215), as filed with the Commission on May 8, 1998.

4. (h) (i) Policy Value Credit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

4. (i) Terminal Illness Accelerated Death Benefit Endorsement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 33-61599), filed with the Commission on April 25, 2000.

4. (j) Lapse Protection Extension Rider (for Premiere II Policies) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2002.

4. (k) Cash Value Accumulation Test Endorsement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599), filed with the Commission on April 20, 2001.

4. (l) Residual Death Benefit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

4. (l) (i) Residual Death Benefit Endorsement (Premiere III) is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on August 15, 2008.

4. (m) Policy Loan Endorsement (for Premiere II Policies Applied for Before June 1, 2003) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599), filed with the Commission on April 20, 2001.

4. (m) (i) Policy Loan Endorsement (for Premiere II Policies Applied for on or after June 1, 2003 and Premiere III Policies) is incorporated herein by reference to Post-Effective Amendment No. 7 to the N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

4. (n) Arbitration Endorsement (Premiere III) is incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on August 15, 2008.

5. Form of Contract Application is incorporated herein by reference to the Form S-6 Registration Statement (File No. 333-52215), as filed with the Commission on May 8, 1998.

6. (a) Charter of Protective Life Insurance Company in incorporated herein by reference to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on October 28, 1993. (Filed in Paper)

6. (a) (i) 2002 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007

6. (a) (ii) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

6. (a) (iii) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

6. (b) Bylaws of Protective Life Insurance Company is incorporated herein by reference to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on October 28, 1993. (Filed in Paper)

6. (b) (i) 2002 Amended and Restated Bylaws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

6. (b) (ii) 2011 Amended and Restated Bylaws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

6. (b) (iii) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

7. (a) Form of Automatic and Facultative Yearly Renewable Term Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2003.

7. (b) Form of Yearly Renewable Term Reinsurance Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 27, 2009.

7. (c) List of Reinsurers is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (File No. 333-194115), filed with the Commission on April 26, 2019.

8. (a) Participation/Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-61599), as filed with the Commission on December 22, 1995.

8. (a) (i) Amendment I to the Participation/Distribution Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-45963), filed with the Commission on June 4, 1998.

8. (b) Participation Agreement dated May 1, 1999 (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 30, 1997.

8. (b) (i) Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (b) (ii) Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

8. (c) Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 30, 1997.

8. (c) (i) Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

8. (c) (ii) Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (c) (iii) Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

8. (d) Participation Agreement (Acacia Capital Corporation) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984), as filed with the Commission on April 30, 1997.

8. (e) Participation Agreement (Van Eck Worldwide Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-60149), filed with the Commission on October 26, 1998.

8. (e) (i) Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (f) Participation Agreement (Van Kampen Life Investment Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 20, 2000.

8. (f) (i) Participation Agreement for Class II Shares (Van Kampen Life Investment Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

8. (f) (ii) Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (g) Participation Agreement (Fidelity Variable Insurance Products Funds) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599) filed with the Commission on April 20, 2001.

8. (g) (i) Participation Agreement dated October 1, 2003 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

8. (g) (ii) Amended and Restated Participation Agreement dated August 10, 2005 (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

8. (g) (iii) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (g) (iv) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (g) (v) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (h) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

8. (h) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (i) Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

8. (i) (i) Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (j) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

8. (j) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (j) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

8. (j) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (j) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (k) Participation Agreement (and Amendment No. 1) dated May 1, 2006 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

8. (k) (i) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (k) (ii) Amendment dated August 16, 2010 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

8. (k) (iii) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

8. (k) (iv) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (k) (v) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (k) (vi) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (l) Participation Agreement (Calvert Group, Formerly Acacia Capital Corporation) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

8. (l) (i) Rule 22c-2 Shareholder Information Agreement (Calvert Group) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (m) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (m) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (m) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (m) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (m) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (m) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (n) Participation Agreement dated November 1, 2009 (PIMCO) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

8. (n) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (n) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (n) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (n) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (o) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (o) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (o) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (p) Participation Agreement dated April 30, 2004 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

8. (p) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

8. (p) (ii) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (q) Participation Agreement dated April 1, 2017 (Vanguard Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-52215), filed with the Commission on April 27, 2017.

8. (q) (i) Participation Agreement dated November 23, 2020 (Vanguard) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), as filed with the Commission on April 28, 2021.

8. (q) (ii) Revised Schedule A dated April 30, 2021 to Participation Agreement (Vanguard) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

9. Not applicable

10. Not applicable

11. Opinion and Consent of David M. Loper, Esq. is incorporated herein by reference to Post-Effective Amendment No. 16 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on November 7, 2008.

12. Not applicable

13. Not applicable

14. (a) Consent of Eversheds Sutherland (US) LLP

- Filed herein.

14. (b) Consent of PricewaterhouseCoopers LLP

- Filed herein.

14. (c) Consents of KPMG LLP

- Filed herein.

15. No Financial Statements are omitted from Item 24.

16. Not applicable

17. (a) Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for before June 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 333-52215), as filed with the Commission on April 26, 2000.

17. (b) Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for on or after June 1, 2003 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-6 Registration Statement (File No. 333-52215), filed with the Commission on April 30, 2004.

17. (c) Memorandum Pursuant to Rule 6e-3(T)(b)(12)(iii) Describing Issue, Transfer and Redemption Procedures is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

18. Powers of Attorney

- Filed herein.

Item 27. Directors and Officers of Depositor.

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Senior Vice President, and Treasurer
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, and Appointed Actuary
Casey, Sean	Senior Vice President, and Actuary
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Senior Vice President, and President, Protection Division
Herring, Derry W	Senior Vice President, and Chief Auditor
Kane, Nancy	Executive Vice President, Acquisitions and Corporate Development
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Technology Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Loper, David M	Senior Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Moschner, Christopher	Senior Vice President, and Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, and Chief Investment Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Temple, Michael G.	Vice Chairman, Chief Operating Officer, and Director
Wagner, James	Senior Vice President, and Chief Distribution Officer
Walker, Steven G.	Executive Vice President, Chief Financial Officer, and Director
Wells, Paul R.	Senior Vice President, and Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Doyle J.	Senior Vice President, Distribution Companies
Williams, Lucinda S.	Senior Vice President, and Chief Customer Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 28.  Persons Controlled by or Under Common Control With the Depositor or the Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the attached organizational chart filed with Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File333-201919), filed with the Commission on February 11, 2021.

Item 29. Indemnification.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter.

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, Variable Annuity Account A of Protective Life, PLICO Variable Annuity Account S, PLAIC Variable Annuity Account S,  Protective COLI VUL, Protective NY COLI VUL and Protective Acquired Variable Annuity Separate Account.

(b)  Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	Director, President	Vice President, Operations
Coffman, Benjamin P.	Assistant Financial Officer	2VP Financial Reporting
Creutzmann, Scott E.	Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase
Gilmer, Joseph F.	Director, Assistant Financial Officer	Assistant Vice President, Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Majewski, Carol L.	Assistant Compliance Officer	Assistant Vice President, Compliance
Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations
Smith, Joy Beth	Assistant Secretary	Senior Staff Attorney
Tennent, Rayburn	Chief Financial Officer	Director II Financial Reporting

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 31. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 32. Management Services.

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation.

Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 29, 2021.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY
(Depositor)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
*		Chairman of the Board, President	April 29, 2021
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President, Chief Financial	April 29, 2021
Steven G. Walker		Officer, and Director
(Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	April 29, 2021
Michael G. Temple

*BY:	/S/ BRADFORD RODGERS Bradford Rodgers		April 29, 2021

Exhibits

14. (a) Consent of Eversheds Sutherland (US) LLP

14. (b) Consent of PricewaterhouseCoopers LLP

14. (c) Consents of KPMG LLP

18. Powers of Attorney